SEPTEMBER 30, 2001

SEMIANNUAL REPORT

INVESCO SECTOR FUNDS, INC.

ENERGY FUND

FINANCIAL SERVICES FUND

GOLD FUND

HEALTH SCIENCES FUND

LEISURE FUND

REAL ESTATE OPPORTUNITY FUND

TECHNOLOGY FUND

TELECOMMUNICATIONS FUND

UTILITIES FUND

"...THE  HEALTH  CARE  SECTOR`S  DEFENSIVE  NATURE  ALLOWED  IT TO  PROVIDE  A
RELATIVELY   SAFE  HAVEN  FOR   INVESTORS   SEEKING  TO  NAVIGATE  AN  UNCERTAIN
ENVIRONMENT."

SEE PAGE 10

[INVESCO ICON] INVESCO(R)

[PHOTOGRAPH OF MARK H. WILLIAMSON OMITTED]

HELPFUL RESOURCES TO KEEP YOU UP-TO-DATE

FELLOW SHAREHOLDER:

The economic softness of the past year and the tragic events of September 11, 2001, have cultivated an uncertainty capable of troubling even the most experienced investors.

Yet initial signs of market stabilization have been encouraging, and we should all take heart in the fact that the American economy has proved as resilient as the American spirit in past times of crisis.

Questions and worries are especially understandable when people ponder their investments. Especially here, though, it's important to evaluate your alternatives in a rational manner. Taking actions based on worst-case scenarios can be detrimental to the goals that investors have established. Often, in past times of crisis, those who could see past short-term uncertainties to focus on their long-term goals have fared the best.

Your financial advisor can help answer your questions about the market or your portfolio. You can also take advantage of several resources available on our Web site, INVESCOFUNDS.COM:

o TIMELY REPORTING OF FUND PERFORMANCE. Written by our seasoned portfolio managers, these commentaries provide the latest insights on current market conditions and fund strategies.

o COLLEGE SAVINGS AND RETIREMENT PLANNING. Whether you're saving for a child's education or your own retirement, our Web site offers insightful, up-to-date information about what kind of options are available to you.

o THE LATEST MARKET HEADLINES. Rather than spend time surfing the Web for breaking market news, simply click on "Market View" on the INVESCO Funds home page to see a snapshot of the day's most important events.

We understand these are challenging times. We want to help you get through them, so that you realize your long-term goals. Please take advantage of these and other resources at INVESCOFUNDS.COM. And, of course, if you'd prefer to speak with one of our Investor Service Representatives, they are available Monday through Friday, from 8 a.m. to 10 p.m. EST at 1-800-525-8085.

Sincerely,

/s/ Mark H. Williamson
----------------------
Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN...................................1

FUND REPORTS...............................................3

AN INTERVIEW WITH BILL KEITHLER...........................21

MARKET HEADLINES..........................................23

INVESTMENT HOLDINGS.......................................25

FINANCIAL STATEMENTS......................................47

NOTES TO FINANCIAL STATEMENTS.............................79

FINANCIAL HIGHLIGHTS......................................86


                                           INVESCO SECTOR FUNDS, INC.
                                                   TOTAL RETURN
                                             PERIODS ENDED 9/30/01*

                                                                                                                    MANAGER'S
                                                        CUMULATIVE                                 10 YEARS+ OR        REPORT
FUND (INCEPTION)                                        6 MONTHS      1 YEAR       5 YEARS+     SINCE INCEPTION^       PAGE #
-----------------------------------------------------------------------------------------------------------------------------
ENERGY FUND-INVESTOR CLASS (1/84)                        (21.74%)    (25.34%)         9.73%        7.64%                3
ENERGY FUND-CLASS C (2/00)                               (23.01%)    (26.84%)           N/A        9.29%^+              3
ENERGY FUND-CLASS K (12/00)                              (23.34%)         N/A           N/A      (10.26%)^              3
FINANCIAL SERVICES  FUND-INVESTOR CLASS (6/86)            (6.65%)    (13.94%)        14.60%       16.75%                5
FINANCIAL SERVICES FUND-CLASS C (2/00)                    (8.03%)    (15.42%)           N/A       10.84%^+              5
FINANCIAL SERVICES FUND-CLASS K (12/00)                   (6.91%)         N/A           N/A       (8.74%)^              5
GOLD FUND-INVESTOR CLASS (1/84)                           20.28%      19.14%       (21.40%)       (4.67%)               7
GOLD FUND-CLASS C (2/00)                                  19.92%      28.92%            N/A        5.08%^+              7
HEALTH SCIENCES FUND-INVESTOR CLASS (1/84)                 4.41%     (23.16%)        11.52%       11.40%                9
HEALTH SCIENCES FUND-CLASS C (2/00)                        2.88%     (24.85%)           N/A       (7.26%)^+             9
HEALTH SCIENCES FUND-CLASS K (12/00)                       4.07%          N/A           N/A      (15.33%)^              9
LEISURE FUND-INVESTOR CLASS (1/84)                       (16.49%)    (18.22%)        16.09%       16.99%               11
LEISURE FUND-CLASS C (2/00)                              (17.82%)    (19.82%)           N/A      (12.31%)^+            11
REAL ESTATE OPPORTUNITY FUND-INVESTOR CLASS (1/97)        (0.93%)     (6.23%)           N/A        0.02%^+             13
REAL ESTATE OPPORTUNITY FUND-CLASS C (2/00)               (2.33%)     (7.91%)           N/A        6.63%^+             13
TECHNOLOGY FUND-INSTITUTIONAL CLASS (12/98)              (33.13%)    (74.57%)           N/A       (8.28%)^+            15
TECHNOLOGY FUND-INVESTOR CLASS (1/84)                    (33.31%)    (74.71%)         1.48%       12.11%               15
TECHNOLOGY FUND- CLASS C (2/00)                          (34.70%)    (75.97%)           N/A      (56.78%)^+            15
TECHNOLOGY FUND-CLASS K (12/00)                          (32.87%)         N/A           N/A      (60.76%)^             15
TELECOMMUNICATIONS FUND-INVESTOR CLASS (8/94)            (41.65%)    (73.89%)         5.90%        9.91%^+             17
TELECOMMUNICATIONS FUND-CLASS C (2/00)                   (43.03%)    (75.14%)           N/A      (58.27%)^+            17
TELECOMMUNICATIONS FUND-CLASS K (12/00)                  (41.64%)         N/A           N/A      (61.87%)^             17
UTILITIES FUND-INVESTOR CLASS (6/86)                     (31.61%)    (39.81%)         5.25%        8.63%               19
UTILITIES FUND-CLASS C (2/00)                            (32.88%)    (41.31%)           N/A      (27.84%)^+            19

* PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUNDS' CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES FOR THE CUMULATIVE 6-MONTH AND 1-YEAR PERIODS SHOWN AT THE RATE OF 1%. +AVERAGE ANNUALIZED
^FOR FUNDS INTRODUCED MORE RECENTLY
SECTOR FUNDS AND TECHNOLOGY STOCKS MAY EXPERIENCE GREATER SHORT-TERM PRICE VOLATILITY THAN MORE DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF AN INVESTMENT PORTFOLIO.

YOUR FUND'S REPORT

ENERGY FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The six-month period ended September 30, 2001, was characterized by heightened volatility for equities, and against this backdrop the value of Energy Fund-Investor Class shares fell 21.74%. This return underperformed the S&P 500 Index, which declined 9.68% during the same period. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page two.

WEAK ECONOMY AFFECTS ENERGY STOCKS

Although the basic fundamentals behind the outlook for the energy sector remained in place during the past six months, we did see macroeconomic factors take a toll on the fund's performance. The weakened economy -- evidenced by sluggish gross domestic product growth, unemployment increases, and a troubled manufacturing sector -- resulted in a slowdown in demand for oil as well as natural gas. This, in turn, caused inventories to increase, putting pressure on prices. At the same time, political debate in California regarding the regulation of power producers added to the climate of uncertainty for the energy sector, as did the tragic terrorist attacks on the World Trade Center and Pentagon that occurred at the end of the period.

--------------------------------------------------------------------------------
                                  ENERGY FUND -
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/01
--------------------------------------------------------------------------------

Murphy Oil.......................................................7.30%
Gulf Indonesia Resources Ltd.....................................6.27%
Coflexip SA Sponsored ADR Representing 1/2 Ord Shr...............5.14%
Exxon Mobil......................................................5.12%
Kinder Morgan Management LLC.....................................4.89%
Phillips Petroleum...............................................4.89%
ChevronTexaco Corp...............................................4.76%
BP PLC Sponsored ADR Representing 6 Ord Shrs.....................4.13%
Kerr-McGee Corp..................................................3.94%
El Paso..........................................................3.53%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

With its emphasis on companies showing strong long-term growth prospects, the fund gave up ground as many of the holdings in its portfolio suffered in response to these events. Even though natural gas prices finished the period at a level comparable to two years ago, and crude oil usage continued to grow -- albeit more slowly than usual -- negative investor sentiment about equities in general, including energy stocks, prevailed.

LONG-TERM GROWTH DRIVERS STILL PRESENT

We believe that the natural gas inventory build-up evident this past reporting period will be short term in nature. After all, the fund did not decline these past six months because all of the world's energy problems were suddenly solved. Looking ahead, there is simply not enough refinery or natural gas capacity to meet demand, and even a pronounced economic slowdown like we are currently experiencing will only delay -- not stop -- this cycle.

Indeed, the fund's investment strategy has long been founded on research indicating that the U.S. economy will continue to require inexpensive and dependable energy sources for future economic expansion. This reliance has showed no signs of abating. Just 15 years ago, the world consumed 58 million barrels of crude oil per day. Thus far in 2001, we are using an average of nearly 77 million barrels per day -- more than ever before. The potential for growth in demand is particularly acute in Asia, where, on average, each person uses a half-barrel of crude oil per year, in comparison to an average of 25 barrels per person per year in the U.S. Furthermore, excess capacity (100% of which is in OPEC countries) is currently at a 4% level versus 25% 15 years ago, and any supply disruption caused by military action in the Middle East would have a profound effect on the price of oil.

LINE GRAPH:  INVESCO ENERGY FUND - INVESTOR CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 9/30/01.

      INVESCO ENERGY FUND - INVESTOR CLASS            S&P 500 INDEX(2)

9/91  $10,000                                         $10,000
9/92  $ 8,582                                         $11,104
9/93  $10,832                                         $12,544
9/94  $ 9,673                                         $13,006
9/95  $ 9,804                                         $16,870
9/96  $13,124                                         $20,298
9/97  $20,227                                         $28,504
9/98  $13,626                                         $31,092
9/99  $18,100                                         $39,733
9/00  $27,966                                         $45,006
9/01  $20,879                                         $33,030

Meanwhile, from a longer-term perspective, demand for natural gas is even more pressing. Consumption in the U.S. alone has increased more than 50% over the past 10 years. And while the mild summer and weak economy have caused California's energy dilemma to recede somewhat for the time being, the state -- and the country -- must still take steps to expand electrical capacity. As the country builds more power plants in the future, it's important to note that currently 95% of new electrical plants are fueled by natural gas.

Currently, many energy stocks have priced in negative demand growth for the next 12 to 18 months. Although the economy presently appears weak, over the last three decades, the U.S. has increased its demand for oil each year. With this in mind, there is a high probability that demand growth for oil and natural gas will re-accelerate as the economy responds to strong monetary and fiscal stimulus. If this happens, energy stocks may have significant upside, given their depressed valuations. From a longer-term perspective, the recent attacks will heighten the need for increased drilling and distribution capabilities in the U.S. as a way to reduce our dependency on foreign oil -- which should be a positive for the sector.

LINE GRAPH:  INVESCO ENERGY FUND - CLASS C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (2/00) through 9/30/01.

      INVESCO ENERGY FUND - CLASS C             S&P 500 INDEX(2)

2/00  $10,000                                   $10,000
9/00  $15,582                                   $10,583
9/01  $11,556                                   $ 7,767

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 9/30/01.

      INVESCO ENERGY FUND - CLASS K             S&P 500 INDEX(2)

12/00 $10,000                                   $10,000
9/01  $8,974                                    $ 8,001

(1) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF JOHN S. SEGNER OMITTED]

JOHN S. SEGNER

ENERGY FUND

JOHN SEGNER IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED A BS FROM THE UNIVERSITY OF ALABAMA AND AN MBA FROM THE UNIVERSITY OF TEXAS AT AUSTIN. BEFORE JOINING INVESCO IN 1997, JOHN SERVED AS MANAGING DIRECTOR AND PRINCIPAL FOR THE MITCHELL GROUP. HE ALSO PREVIOUSLY HELD ENGINEERING RESPONSIBILITIES WITH TEXACO INC. AND FINANCIAL RESPONSIBILITIES WITH AMERADA HESS CORP. AND FIRST TENNESSEE NATIONAL CORP. JOHN BEGAN HIS INVESTMENT CAREER IN 1980.

PIE CHART:  ENERGY FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/01

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Integrated Oil & Gas..................28.10%
            Oil & Gas Exploration & Production....20.87%
            Natural Gas Pipelines.................18.33%
            Oil & Gas Equipment & Services........16.77%
            Oil & Gas Drilling.....................8.11%
            Electric Utilities.....................2.67%
            Electrical Components & Equipment......1.14%
            Net Cash & Cash Equivalents............4.01%

YOUR FUND'S REPORT

FINANCIAL SERVICES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

In general, the past six months were a highly volatile period for stocks due to increasingly poor economic conditions. However, against this challenging backdrop, the financial services sector performed relatively well, benefiting from the Federal Reserve's aggressive easing policy as well as risk-averse investors' attraction to firms within the sector known for their consistently strong fundamentals.

LINE GRAPH: INVESCO FINANCIAL SERVICES FUND -
            INVESTOR CLASS GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Investor Class to the value of a $10,000 investment in the S&P Financials Index(4), and to the value of a $10,000 investment in the S&P 500 Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 9/30/01.

INVESCO FINANCIAL SERVICES
FUND-INVESTOR CLASS                S&P FINANCIALS INDEX(4)      S&P 500 INDEX(4)

9/91  $10,000                      $10,000                      $10,000
9/92  $11,130                      $11,722                      $11,104
9/93  $16,142                      $16,012                      $12,544
9/94  $15,257                      $14,818                      $13,006
9/95  $19,558                      $20,342                      $16,870
9/96  $23,797                      $25,509                      $20,298
9/97  $36,176                      $40,125                      $28,504
9/98  $36,773                      $39,106                      $31,092
9/99  $39,238                      $45,707                      $39,733
9/00  $54,656                      $61,147                      $45,006
9/01  $47,037                      $53,008                      $33,030

For the six-month period ended September 30, 2001, the value of Financial Services Fund-Investor Class shares declined 6.65%. This return outpaced the 9.68% loss in the S&P 500 Index over the same period, and was essentially in line with the 6.23% drop posted by the S&P Financials Index. (Of course, past performance is not a guarantee of future results.)(3),(4) For the performance of other share classes, see page two.

LINE GRAPH: INVESCO FINANCIAL SERVICES FUND -
            CLASS C GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Class C to the value of a $10,000 investment in the S&P Financials Index(4), and to the value of a $10,000 investment in the S&P 500 Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (2/00) through 9/30/01.

INVESCO FINANCIAL SERVICES
FUND-CLASS C                       S&P 500 INDEX(4)      S&P FINANCIALS INDEX(4)

2/00  $10,000                      $10,000               $10,000
9/00  $13,816                      $10,583               $14,243
9/01  $11,824                      $ 7,767               $12,366

BANKS BOOST PERFORMANCE

The Federal Reserve cut interest rates a total of five times during the period, resulting in significantly lower rates and a steeper yield curve. This proved to be a major factor propelling returns upward for banks, which, in borrowing short and lending long, benefited from an improved interest rate spread on consumer loans. At the same time, the high-quality banks that we favor -- most notably Fifth Third Bancorp and TCF Financial -- were particularly attractive to investors during such an uncertain period. Although priced at a premium compared to their peers, these firms' relatively solid performance in the face of a weak economy put their stocks in high demand.

Though the fund was not exposed to any of the large re-insurers most affected by the terrorist attacks of September 11, property & casualty insurers in the fund endured a short-term setback following the tragedy. However, these holdings' strong showing over the full period helped minimize the fund's decline. Like banks, insurers tend to be less vulnerable to economic slowdowns, which makes them appealing investments during volatile times. Throughout the period, we saw evidence of positive pricing in the property & casualty market, with many companies benefiting from a rise in premiums.

WEAK CAPITAL MARKETS HINDER BROKERAGES

On the  downside,  heightened  equity  market  woes --  which  in turn  caused a
slowdown  in  initial  public  offerings,   equity  issuance,  and  mergers  and
acquisitions -- took a toll on brokerage firms, investment banks, and other institutions with heavy capital markets exposure. Specifically, firms with higher growth rates and valuations, such as Goldman Sachs Group and Northern Trust, struggled during the period. We also saw consumer finance companies that engage in unsecured lending fall back in the wake of concerns regarding consumer credit.

LINE GRAPH:  INVESCO FINANCIAL SERVICES FUND -
             CLASS K GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Class K to the value of a $10,000 investment in the S&P 500 Financials Index(4), and to the value of a $10,000 investment in the S&P 500 Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 9/30/01.


INVESCO FINANCIALS SERVICES
FUND - CLASS K                     S&P 500 INDEX(4)      S&P FINANCIALS INDEX(4)

12/00 $10,000                      $10,000               $10,000
9/01  $ 9,126                      $ 8,001               $ 9,240

In responding to these signs of trouble, we made a few adjustments to the portfolio that we feel will cushion the fund against continued weakness in the capital markets. Because individual investors tend to lag their institutional counterparts in returning to the markets, we reduced our exposure to retail brokerages while increasing our weighting in institutional brokerages. Additionally, we concentrated more assets in secured lenders representing the consumer finance sub-sector and de-emphasized unsecured lenders like credit card companies throughout the period -- a cautious strategy that served the fund well.

While the September 11 tragedy has undoubtedly deepened investors' uncertainty, we believe that the Federal Reserve's efforts to inject liquidity into the market and the arrival of a government stimulus package will help prevent an extended period of weakness while accelerating a future rebound. Furthermore, the insurance payments being made to corporations and individuals affected by the attacks are resulting in assets previously being saved by insurers now being spent -- another development that could move the economy closer to recovery.

PIE CHART:  FINANCIAL SERVICES FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/01

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Banks............................................36.42%
            Diversified Financials Services..................14.67%
            Investment Advisor/Broker Dealer Services........11.98%
            Consumer Finance.................................10.38%
            Multi-Line Insurance..............................7.45%
            Insurance Brokers.................................3.90%
            Life & Health Insurance...........................3.89%
            Property & Casualty Insurance.....................3.57%
            Application Software..............................0.61%
            Net Cash & Cash Equivalents.......................7.13%

--------------------------------------------------------------------------------
                            FINANCIAL SERVICES FUND -
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/01
--------------------------------------------------------------------------------
Citigroup Inc...................................5.01%
Wells Fargo & Co................................4.99%
American International Group....................4.43%
Fifth Third Bancorp ............................4.42%
FleetBoston Financial...........................4.31%
Lehman Brothers Holdings........................4.00%
Bank of New York................................3.78%
JP Morgan Chase & Co ...........................3.77%
Bank of America.................................3.68%
Goldman Sachs Group.............................3.60%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

(3) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.
(4) THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET, WHILE THE S&P FINANCIALS INDEX REFLECTS THE FINANCIAL SERVICES SECTOR OF THE S&P 500 INDEX. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF JEFFREY G. MORRIS OMITTED]
JEFFREY G. MORRIS, CFA

FINANCIAL SERVICES FUND

JEFF MORRIS IS A VICE PRESIDENT OF INVESCO FUNDS GROUP AND PORTFOLIO MANAGER OF INVESCO FINANCIAL SERVICES. PRIOR TO JOINING INVESCO, JEFF WORKED FOR NORWEST MORTGAGE. HE RECEIVED A BS FROM COLORADO STATE UNIVERSITY AND AN MS FROM THE UNIVERSITY OF COLORADO-DENVER. JEFF IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND BEGAN HIS INVESTMENT CAREER IN 1991.

[PHOTOGRAPH OF JOSEPH W. SKORNICKA OMITTED]
JOSEPH W. SKORNICKA, CFA

FINANCIAL SERVICES FUND

JOE SKORNICKA IS A CO-MANAGER OF INVESCO FINANCIAL SERVICES FUND. PRIOR TO JOINING INVESCO, JOE WAS A SENIOR EQUITY ANALYST AND FUND MANAGER WITH MUNDER CAPITAL MANAGEMENT AND AN ASSISTANT VICE PRESIDENT FOR COMERICA INCORPORATED. HE IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER, AND HOLDS AN MBA FROM THE UNIVERSITY OF MICHIGAN AND A BA FROM MICHIGAN STATE UNIVERSITY.

YOUR FUND'S REPORT

GOLD FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Gold markets performed well during the past six months, benefiting from a reversal of several trends that have pressured the sector for the better part of the last 15 years. One of the primary sources of support for the gold market was the softening U.S. dollar. For more than a decade, the dollar has served as the standard in foreign currency markets, a position that gold had occupied previously. With the dollar weakening, there is less competition for gold, and governments that back up their local currency with gold and U.S. dollars have likely been buying gold in response to the dollar's weakness.

Furthermore, with global economic worries dogging investors for most of the summer, and geo-political uncertainty spiking higher in the wake of the terrorist attacks, some investors turned to the gold sector as a potential safe haven. An additional catalyst for gold has been the Federal Reserve's accommodative monetary policy. Low inflation is negative for gold. Some investors have speculated that if the Fed's easing campaign succeeds in stimulating the economy, and if recent fiscal measures gain traction, then inflation could rear its ugly head in two or three years -- a development that would be positive for gold.

--------------------------------------------------------------------------------
                                   GOLD FUND -
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/01
--------------------------------------------------------------------------------
Meridian Gold...................................8.48%
Newmont Mining..................................5.20%
Barrick Gold....................................4.89%
Goldcorp Inc Class A Shrs.......................4.86%
Homestake Mining................................4.81%
Placer Dome.....................................4.71%
Agnico-Eagle Mines Ltd..........................4.17%
AngloGold Ltd Sponsored ADR Representing
  1/2 Ord Shr...................................4.01%
IAMGLOLD Corp...................................3.92%
Stillwater Mining...............................3.13%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2001, the value of Gold Fund-Investor Class shares gained 20.28%. While the gold market was benefiting from the trends outlined above, the stock market was enduring a rough period. Consequently, the fund handily beat the S&P 500 Index, which declined 9.68% during the same period. (Of course, past performance is not a guarantee of future results.)(5),(6) For the performance of other share classes, see page two.

MAINTAINING INVESTMENTS IN BULLION, LARGE-CAP STOCKS

Throughout the period, we maintained our conservative approach. The fund continues to maintain a large weighting in gold bullion, which performed well early in the period. However, as the price of gold ticked higher in the aftermath of the terrorist attacks, this exposure hindered relative performance, as bullion tends to be less volatile -- to the upside or the downside -- than gold equity companies.

Meanwhile, we continued to maintain our exposure to large-cap companies with the ability to grow their gold reserves at a relatively low cost, but have also explored other opportunities with smaller market capitalizations. In particular, we have recently increased our exposure to companies that do not significantly hedge, as these companies will benefit should gold prices move even higher.

DECREASED EXPOSURE TO HEDGED COMPANIES

The price of gold was approximately $290 per ounce as of September 30, 2001. Roughly 20% of the world's gold production costs $270 per ounce to produce, and more than 50% costs $200 per ounce to produce. With this in mind, we do not expect the price of gold to decline much, if at all, given the support in production costs and the uncertainty surrounding the global economy. If the price of gold declines too much, many companies will stop the production of gold, which should support prices.

This belief has prompted us to decrease our weighting in companies that typically use hedging techniques, because if there is a floor under gold prices, then hedged companies will likely underperform their unhedged counterparts.

PIE CHART:  GOLD FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/01

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Gold....................................52.58%
            Diversified Metals & Mining.............15.94%
            Gold Bullion............................12.02%
            Precious Metals & Minerals...............3.13%
            Oil & Gas Exploration & Production.......1.33%
            Net  Cash & Cash Equivalents............15.00%

DESPITE RECENT PERFORMANCE, UNCERTAINTIES PERSIST

The future of gold stocks, however, remains uncertain. On the negative side, the demand for gold may decrease if there is a quick and peaceful resolution to the current geo-political crisis. But if volatile market conditions persist, investors looking for a safe haven may continue to find gold an appealing play -- especially if the conflict in Afghanistan intensifies. In addition, gold supplies continue to fall, and new production is unlikely as long as bullion prices are low. Overall, we believe that the uncertain economic environment and the tight supply/demand conditions in the gold market should continue to support gold prices going forward.

LINE GRAPH: INVESCO GOLD FUND - INVESTOR CLASS GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Gold Fund
- Investor Class to the value of a $10,000 investment in the S&P 500 Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 9/30/01.

      INVESCO GOLD FUND - INVESTOR CLASS        S&P 500 INDEX(6)

9/91  $10,000                                   $10,000
9/92  $10,432                                   $11,104
9/93  $13,111                                   $12,544
9/94  $15,458                                   $13,006
9/95  $14,260                                   $16,870
9/96  $20,663                                   $20,298
9/97  $13,732                                   $28,504
9/98  $ 7,033                                   $31,092
9/99  $ 7,385                                   $39,733
9/00  $ 5,205                                   $45,006
9/01  $ 6,201                                   $33,030

LINE GRAPH: INVESCO GOLD FUND - CLASS C GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Gold Fund
- Class C to the value of a $10,000 investment in the S&P 500 Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (2/00) through 9/30/01.

      INVESCO GOLD FUND - CLASS C         S&P 500 INDEX(6)

2/00  $10,000                             $10,000
9/00  $ 8,343                             $10,583
9/01  $10,839                             $ 7,767

(5) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.
(6) THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF JOHN S. SEGNER OMITTED]
JOHN S. SEGNER

GOLD FUND

JOHN SEGNER IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED A BS FROM THE UNIVERSITY OF ALABAMA AND AN MBA FROM THE UNIVERSITY OF TEXAS AT AUSTIN. BEFORE JOINING INVESCO IN 1997, JOHN SERVED AS MANAGING DIRECTOR AND PRINCIPAL FOR THE MITCHELL GROUP. HE ALSO PREVIOUSLY HELD ENGINEERING RESPONSIBILITIES WITH TEXACO INC. AND FINANCIAL RESPONSIBILITIES WITH AMERADA HESS CORP. AND FIRST TENNESSEE NATIONAL CORP. JOHN BEGAN HIS INVESTMENT CAREER IN 1980.

YOUR FUND'S REPORT

HEALTH SCIENCES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Despite a high level of volatility, the health care sector outperformed the broader market over the past six months, finishing the period essentially flat, while the overall market declined. In general, health care stocks' inherently defensive posture and relative insulation from economic conditions helped them evade the steep declines that affected many other equities.

Following this trend, for the six-month period ended September 30, 2001, the value of Health Sciences Fund-Investor Class shares advanced 4.41%, substantially outperforming the S&P 500 Index, which declined 9.68% over the same period. (Of course, past performance is not a guarantee of future results.)(7),(8) For the performance of other shares classes, please page two.

--------------------------------------------------------------------------------
                             HEALTH SCIENCES FUND -
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/01
--------------------------------------------------------------------------------
Pfizer Inc......................................6.55%
Johnson & Johnson...............................6.38%
AmerisourceBergen Corp..........................6.11%
American  Home Products.........................4.70%
King Pharmaceuticals............................4.22%
Abbott Laboratories.............................4.06%
Tenet Healthcare................................3.87%
HCA Inc.........................................3.71%
Forest Laboratories.............................3.57%
Sanofi-Synthelabo SA............................3.42%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

GRAVITATING TOWARD PRODUCT-ORIENTED GROWTH COMPANIES

During this period of uncertainty, we focused on those companies in which we have the greatest conviction, purchasing or adding to health care stocks that we felt were most capable of meeting earnings expectations. Typically, this approach led us to firms showing potential for product-related -- rather than service-related -- growth. For example, within the biotechnology arena, we emphasized companies that already have products approved or on the market, such as Genentech Inc, which has two successful cancer drugs as well as an exceptionally strong pipeline of new products.

At the same time, we concentrated on high-quality, large-cap pharmaceutical firms -- namely, those positioned for earnings growth in the mid-teens or higher. The most prominent holdings representing this area during the period were Pfizer Inc, Johnson & Johnson, and American Home Products, with Pfizer as our largest fund position as of September 30, 2001. The nation's leading drug company, Pfizer benefits from one of the industry's highest growth rates and most promising pipelines of drugs under development. It also has a strong portfolio of existing drugs -- including top-selling products like Viagra and the cholesterol-lowering agent Lipitor. It is this type of pharmaceutical company that appeals to our quality-conscious brand of investing.

PIE CHART:  HEALTH SCIENCES FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/01

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Pharmaceuticals..........................53.92%
            Biotechnology............................24.59%
            Health Care Equipment....................11.27%
            Health Care Facilities....................7.58%
            Managed Health Care.......................1.42%
            Net Cash & Cash Equivalents...............1.22%

LINE GRAPH: INVESCO HEALTH SCIENCES FUND -
            INVESTOR CLASS GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO Health Sciences Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 9/30/01.

      INVESCO HEALTH SCIENCES FUND -            S&P 500 INDEX(8)
         INVESTOR CLASS

9/91  $10,000                                   $10,000
9/92  $ 9,283                                   $11,104
9/93  $ 8,744                                   $12,544
9/94  $ 4,549                                   $13,006
9/95  $13,614                                   $16,870
9/96  $17,072                                   $20,298
9/97  $20,107                                   $28,504
9/98  $25,005                                   $31,092
9/99  $26,072                                   $39,733
9/00  $38,318                                   $45,006
9/01  $29,443                                   $33,030

Other product-oriented sub-sectors that garnered our attention during the period were medical devices, specialty pharmaceuticals, and generic drug manufacturers. Specifically, we purchased attractively valued shares of Guidant Corp, a leader in the design and development of drug-coated stents. In the specialty pharmaceuticals area, we increased our positions in Forest Laboratories and King Pharmaceuticals, two mid-cap companies that have performed consistently all year, thanks to the success of Forest's antidepressant, Celexa, and King's cardiovascular drug, Altace. Meanwhile, generic pharmaceuticals, which we feel are positioned to benefit from the increasing number of drugs coming off patent, also played a role in the fund. Within this sub-sector, we initiated a position in Pharmaceutical Resources, and added to our existing holdings in Andrx Group and Teva Pharmaceutical Industries Ltd.

Though service-oriented health care companies were not featured in the fund to the same extent, we did add two hospital companies to the fund during the period: HCA Inc and Tenet Healthcare. We found these stocks' valuations compelling, given the companies' strong earnings profiles as well as the favorable trend in hospital admissions.

A STRONG OUTLOOK FOR HEALTH CARE

The fund was hampered slightly by its exposure to a few life sciences companies that saw earnings decelerate during the period due to short-term changes in customers' budgets. However, there were few areas of weakness overall -- a testament not only to our stock selection process, but also to the health care sector's relative stability. Because demand for health care products and services is not materially affected by the direction of the broader market, the sector held up through the period's challenges, which included an economic downturn and, of course, the September 11 tragedy. In fact, the health care sector's defensive nature allowed it to provide a relatively safe haven for investors seeking to navigate an uncertain environment.

We expect that this will continue to be the case in the event that volatility persists. And, in taking a longer-term perspective, we remain optimistic about the opportunities for health care stocks over time. The aging of the Baby Boomer population as well as advances in science and medical technology are powerful trends working in this sector's favor -- trends that will continue to guide our investment decisions going forward.

LINE GRAPH: INVESCO HEALTH SCIENCES FUND - CLASS C GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO Health Sciences Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (2/00) through 9/30/01.

      INVESCO HEALTH SCIENCES FUND - CLASS C          S&P 500 INDEX(8)

2/00  $10,000                                         $10,000
3/00  $11,616                                         $10,583
9/01  $ 8,846                                         $ 7,767

LINE GRAPH: INVESCO HEALTH SCIENCES FUND - CLASS K GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO Health Sciences Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 9/30/01.

      INVESCO HEALTH SCIENCES FUND - CLASS K          S&P 500 INDEX(8)

12/00 $10,000                                         $10,000
9/01  $ 8,467                                         $ 8,001

(7) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITA GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATES THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.
(8) THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF THOMAS R. WALD OMITTED]
THOMAS R. WALD, CFA

HEALTH SCIENCES FUND

TOM WALD IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. PRIOR TO JOINING INVESCO IN 1997, HE WAS THE SENIOR HEALTH CARE ANALYST AT MUNDER CAPITAL MANAGEMENT. HE BEGAN HIS INVESTMENT CAREER IN 1988. TOM RECEIVED HIS BA FROM TULANE UNIVERSITY, AND HIS MBA FROM UNIVERSITY OF PENNSYLVANIA. HE IS ALSO A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

YOUR FUND'S REPORT

LEISURE FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The past six months were characterized by heightened investor uncertainty and fears that the economy was heading into a recession. These worries were compounded on September 11, when the terrorist attacks shocked the markets and frightened American consumers, the last driver of the slowing economy. These events made economic recession a certainty. As a result of these developments, stocks declined precipitously during the second half of the period.

LINE GRAPH: INVESCO LEISURE FUND - INVESTOR CLASS GROWTH OF $10,000(9)

This line graph compares the value of a $10,000 investment in INVESCO Leisure Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(10), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 9/30/01.

      INVESCO LEISURE FUND - INVESTOR CLASS           S&P 500 INDEX(10)

9/91  $10,000                                         $10,000
9/92  $11,836                                         $11,104
9/93  $18,400                                         $12,544
9/94  $18,156                                         $13,006
9/95  $20,853                                         $16,870
9/96  $22,785                                         $20,298
9/97  $27,325                                         $28,504
9/98  $29,750                                         $31,092
9/99  $48,959                                         $39,733
9/00  $58,737                                         $45,006
9/01  $48,036                                         $33,030

LINE GRAPH: INVESCO LEISURE FUND - CLASS C GROWTH OF $10,000(9)

This line graph compares the value of a $10,000 investment in INVESCO Leisure Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(10), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (2/00) through 9/30/01.

      INVESCO LEISURE FUND - CLASS C      S&P 500 INDEX(10)

2/00  $10,000                             $10,000
3/00  $ 9,947                             $10,583
9/01  $ 8,075                             $ 7,767

For the six-month period ended September 30, 2001, the value of Leisure Fund-Investor Class shares declined 16.49%, with most of the decline coming during September. Although the fund's return lagged the 9.68% decline posted by its benchmark, the S&P 500 Index, the fund remains ahead of the benchmark year-to-date. (Of course, past performance is not a guarantee of future results.)(9),(10) For the performance of other share classes, see page two.

SEPTEMBER ATTACKS HIT LEISURE SPENDING HARD

Few economic sectors were as negatively affected by the terrorist attacks as the leisure industry. In the aftermath of the tragedies, the travel industry suffered dramatically. Not only did the Federal Aviation Administration ground commercial jets in the days immediately following the attacks, but corporate America also locked down for several weeks, canceling most business travel. For the most part, leisure travel also stopped. While the fund does not have any direct exposure to the airline industry, other leisure industries we do own suffered.

The hotel and lodging industries, as well as the tourism and gaming sectors, were severely impacted. Because events such as those of September 11 are impossible to predict, the fund's exposure to the affected industries was substantial. Lodging companies, such as Marriott International, and gaming stocks, such as Harrah's Entertainment, whose fundamentals were tracking as expected prior to the attacks, sold off sharply as their near-term earnings outlooks were clouded by the downturn in travel. Fortunately, Harrah's has limited exposure to a potential reduction in travel by customers. Only 20% of Harrah's gambling business is from "fly-in" markets. The greater risk is the potential for customers to spend less when they do gamble, given the current economic environment.

With many observers speculating that the economy likely entered a recession in the days after the attacks, when all business activity effectively ceased, the fund's exposure to companies that are more economically sensitive also declined. Included in this group are the fund's media and advertising holdings, such as Internet and cable giant AOL Time Warner and ad agency Omnicom Group. Fortunately, Omnicom's advertising clients are geographically diversified, and no one client has a large impact on Omincom's business. The company's strong balance sheet should also provide some stability going forward.

PUBLISHERS AND BEVERAGE COMPANIES OUTPERFORM

Investors' aversion to risk during the period benefited a few of our holdings. Notable was the performance of our beverage companies, such as Dutch brewer Heineken NV. Although some might consider beverage consumption relatively discretionary and thus one of the first expenditures that consumers cut in the face of a soft economy, these companies' revenues have historically been consistently non-cyclical. As a result, brewers and soft drink manufacturers are often regarded as more defensive investments.

Other areas of strength for the portfolio were its publishing holdings. In recent years, newspaper publishers, such as Knight-Ridder Inc, had come under pressure, as investors considered how the Internet might take away market share. While the Internet still exists as a mainstream media alternative, investors have started to realize that, just as the advent of radio and television did not result in the newspaper industry's extinction, the Internet likely will not, either.

DESPITE RECENT EVENTS, OUR LONG-TERM OPTIMISM PERSISTS

Without a doubt, the terrorist attacks will have wide-reaching effects on the global economy and financial markets. While it's impossible to know with certainty what the near term holds for investors, over the longer term, we have confidence in the resiliency of the U.S. financial system and the American spirit.

As we have mentioned in the past, we believe we can add the most value to shareholders by predicting what will happen rather than when it will happen. This continues to be our focus. While several of our holdings suffered setbacks during this period, our belief in the long-term potential of these franchises remains steadfast. And we remain confident that over, the next three to five years, our holdings will emerge as the market's winners.

PIE CHART:  LEISURE FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/01

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Advertising........................14.68%
            Casinos & Gaming...................12.45%
            Hotels..............................9.98%
            Movies & Entertainment..............8.56%
            Leisure Products....................8.19%
            Brewers.............................7.70%
            Cable & Satellite Operators.........6.22%
            Cable & Satellite Programmers.......5.89%
            Publishing & Printing...............5.80%
            Broadcasting-Radio/TV...............3.92%
            Other Industries...................13.69%
            Net Cash & Cash Equivalents.........2.92%

--------------------------------------------------------------------------------
                                 LEISURE FUND -
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/01
--------------------------------------------------------------------------------
Harrah's Entertainment......................................7.70%
Mattel Inc .................................................6.04%
Liberty Media Class A Shrs..................................5.89%
Valassis Communications.....................................5.39%
Omnicom Group...............................................4.92%
Marriot International Class A Shrs..........................4.92%
International Game Technology...............................3.82%
Heineken NV.................................................3.01%
Carlsberg A/S Class B Shrs..................................2.60%
Knight-Ridder Inc...........................................2.27%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

(9) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.
(10) THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF MARK GREENBERG OMITTED]
MARK GREENBERG, CFA

LEISURE FUND

MARK GREENBERG IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP. HE BEGAN HIS INVESTMENT CAREER IN 1980 AND HAS MORE THAN 17 YEARS OF EXPERIENCE IN THE LEISURE SECTOR. MARK RECEIVED A BSBA FROM MARQUETTE UNIVERSITY AND IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

YOUR FUND'S REPORT

REAL ESTATE OPPORTUNITY FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Real  estate   investment   trusts  (REITs)   enjoyed   another  strong  period,
outperforming the broader market. With economic worries and terrorist attacks making the market increasingly risk averse, stock market volatility intensified throughout the period, spurring investors to securities believed to be more stable. REITs, which possess relatively consistent fundamentals and offer yields that are on average in excess of 7%, benefited from this trend.

For the six-month period ended September 30, 2001, the value of Real Estate Opportunity Fund-Investor Class shares declined 0.93%. Once again, the fund outperformed the S&P 500 Index, which declined 9.68%, but it lagged the NAREIT-Equity REIT Index, which gained 8.11% during the period. (Of course, past performance is not a guarantee of future results.)(11),(12) For the performance of other share classes, please see page two.

PIE CHART:  REAL ESTATE OPPORTUNITY FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/01

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Real Estate Investment Trusts............69.30%
            Paper Products............................3.53%
            Integrated Telecommunication Services.....3.10%
            Real Estate Management & Development......2.75%
            Home Improvement Retail...................1.97%
            Homebuilding..............................1.47%
            Other Industries..........................4.53%
            Net Cash & Cash Equivalents..............13.35%

OFFICE AND STORAGE REITS SUPPORTED PERFORMANCE

After underperforming earlier this year, the office REIT sub-sector rebounded nicely and made solid contributions to the fund's showing. Last spring, when investors were selling the group, we increased our weighting, as we believed several of these companies represented compelling valuations. This decision paid off as the sub-sector's disciplined approach to new projects has continued to keep the fundamentals favorable. Also supporting the office group was the performance of Equity Office Properties Trust, the largest REIT, which closed its purchase of Spieker Properties during the period, thereby relieving some unusual technical pressures that often accompany mergers and acquisitions.

Other areas of strength included health care, apartment and retail REITs. As the period progressed, we elected to take profits in several of these areas, particularly in apartments and retail. Our decision to decrease our stake in apartment REITs stemmed from our research, which revealed a deterioration in operating fundamentals due to the short-term nature is their leases. The timing of our sale could not have been better, as shortly thereafter several apartment REITs pre-announced earnings that would fall short of previous consensus estimates.

We also sold several of our storage holdings, including StorageUSA. Although the group continues to benefit from limited supply, the sub-sector had rallied so strongly that we felt better opportunities existed elsewhere.

One area of weakness that hindered the portfolio's performance late in the period was its weighting in hotel and lodging REITs. These stocks slipped sharply lower in the wake of the tragic events on September 11. With business and leisure travel declining sharply in the weeks following the terrorist attacks, investors sold these shares in anticipation of a sharp deterioration in the group's fundamentals.

NON-REIT EQUITY HOLDINGS HINDERED RELATIVE SHOWING

The fund's exposure to non-REIT holdings, which represented approximately 20% of the fund at period end, also hurt the fund's relative performance, pressured by poor investor sentiment. But there were a few holdings that bucked this trend. One winner was D.R. Horton, a homebuilder that we elected to take profits in after the company advanced strongly along with many of its peers on the gains of the strong housing market.

LINE GRAPH: INVESCO REAL ESTATE OPPORTUNITY FUND -
            INVESTOR CLASS GROWTH OF $10,000(11)

This line graph compares the value of a $10,000 investment in INVESCO Real Estate Opportunity Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(12), and to the value of a $10,000 investment in the NAREIT-Equity REIT Index(12), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (1/97) through 9/30/01.

      INVESCO REAL ESTATE OPPORTUNITY  S&P 500 INDEX(12)     NAREIT-EQUITY REIT
         FUND - INVESTOR CLASS                                  INDEX(12)


1/97  $10,000                          $10,000               $10,000
9/97  $12,164                          $12,963               $11,822
9/98  $ 9,094                          $14,140               $10,221
9/99  $ 8,757                          $18,070               $ 9,561
9/00  $10,674                          $20,467               $11,532
9/01  $10,009                          $15,021               $12,980

LINE GRAPH: INVESCO REAL ESTATE OPPORTUNITY  FUND -
            CLASS C GROWTH OF $10,000(11)

This line graph compares the value of a $10,000 investment in INVESCO Real Estate Opportunity Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(12), and to the value of a $10,000 investment in the NAREIT-Equity REIT Index(12), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (2/00) through 9/30/01.

      INVESCO REAL ESTATE OPPORTUNITY   S&P 500 INDEX(12)     NAREIT-EQUITY REIT
         FUND - CLASS C                                         INDEX(12)


2/00  $10,000                           $10,000               $10,000
9/00  $11,926                           $10,583               $12,144
9/01  $11,101                           $ 7,767               $13,668

LOOKING AHEAD

In early October, REITs were added to the S&P indexes, highlighted by Equity Office Properties Trust's inclusion in the S&P 500 Index. While not influencing the sector's fundamentals at all, it will result in increased attention from a more diverse, deep-pocketed investor base, which could improve the group's technicals.

Fundamentally, we have started to see economic weakness work its way into the REIT group. As mentioned previously, the apartment group has started to endure some fundamental deterioration, although it pales in comparison to the downturn seen in other economic sectors. This weakness will make individual stock selection all the more important in the coming quarters.

With the recent weakness in lodging, apartments and regional malls, we have started to explore opportunities in those sub-sectors. We are also inclined to increase our non-REIT exposure, as we are optimistic about the opportunity certain real estate-related companies have to capitalize on an economic recovery. Geographically, we will maintain our diversification, but have recently started to look at several companies with significant portfolio exposure in the northeastern United States.

--------------------------------------------------------------------------------
                         REAL ESTATE OPPORTUNITY FUND -
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/01
--------------------------------------------------------------------------------
Equity Office Properties Trust..................4.37%
Equity Residential Properties Trust SBI.........4.23%
SL Green Realty.................................3.61%
Reckson Associates Realty.......................3.52%
Prentiss Properties Trust.......................3.42%
Prologis Trust..................................3.38%
Crown Castle International......................3.10%
Boston Properties...............................3.02%
Smith (Charles E) Residential Realty............3.02%
Simon Property Group............................2.84%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

(11) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.
(12) THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE NAREIT-EQUITY REIT INDEX IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE U.S. REAL ESTATE INVESTMENT TRUST EQUITY MARKET. THESE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

THE REAL ESTATE INDUSTRY IS HIGHLY CYCLICAL, AND THE VALUE OF SECURITIES ISSUED BY COMPANIES DOING BUSINESS IN THAT SECTOR MAY FLUCTUATE WIDELY.

FUND MANAGEMENT

[PHOTOGRAPH OF SEAN D. KATOF OMITTED]
SEAN D. KATOF

REAL ESTATE OPPORTUNITY FUND

SEAN KATOF IS A VICE PRESIDENT OF INVESCO  FUNDS GROUP.  HE RECEIVED A BSBA
FROM THE UNIVERSITY OF COLORADO AT BOULDER AND HIS MS IN FINANCE FROM THE UNIVERSITY OF COLORADO AT DENVER. SEAN BEGAN HIS INVESTMENT CAREER IN 1994.

YOUR FUND'S REPORT

TECHNOLOGY FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The bear market in technology stocks continued during the last six months. The period began with some encouragement, as tech stocks rallied in April and May. Although first quarter earnings reports were generally poor, corporate commentary about the business climate was generally supportive. Many companies reported that order deferrals and cancellations had abated, suggesting that business had stabilized in North America, and that the economy had likely bottomed in the first quarter. Optimism about an economic recovery in Europe and Japan only encouraged the bulls.

--------------------------------------------------------------------------------
                                TECHNOLOGY FUND -
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/01
--------------------------------------------------------------------------------
Flextronics International Ltd...................3.20%
Microship Technology............................3.06%
Linear Technology...............................2.38%
AOL Time Warner.................................2.30%
Polycom Inc.....................................2.19%
Maxim Integrated Products.......................2.16%
Microsoft Corp..................................2.13%
Celestica Inc...................................2.05%
First Data......................................2.02%
SmartForce PLC Sponsored ADR Representing
  Ord Shrs......................................2.00%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

LINE GRAPH: INVESCO TECHNOLOGY FUND - INSTITUTIONAL CLASS GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Institutional Class to the value of a $10,000 investment in the S&P 500 Index(14), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/98) through 9/30/01.

      INVESCO TECHNOLOGY FUND - INSTITUTIONAL CLASS         S&P 500 INDEX(14)

12/98 $10,000                                               $10,000
9/99  $15,247                                               $10,537
9/00  $30,938                                               $11,935
9/01  $ 7,866                                               $ 8,759

Throughout the summer, however, it became apparent that investors' optimism was misguided. While business conditions in the U.S. did not deteriorate further, they showed no signs of improvement; at the same time, business in Europe and Asia declined. This resulted in analysts decreasing their earnings estimates for most companies in the sector. Over the summer, economic worries prompted investors to seek more defensive investments, such as consumer staples stocks, bonds or cash, and tech stocks slipped lower. The uncertainty spiked to new levels after the September 11 terrorist attacks, which not only presented an entirely new element of concern to investors, but also had many observers believing that an economic recession was inevitable.

Against this backdrop, for the six-month period ended September 30, 2001, the value of Technology Fund-Investor Class shares declined 33.31%. This performance trailed the 9.68% decline of the S&P 500 Index, as well as the 18.55% drop in the Nasdaq Composite Index, an index that is heavily weighted in the technology sector. The sharper decline in the fund relative to these benchmarks stemmed partly from the higher-growth-rate companies held by the fund that were hit harder than the average tech company compared to firms in the indexes. (Of course, past performance is not a guarantee of future results.)(13),(14) For the performance of other share classes please see page two.

TELECOMMUNICATIONS EQUIPMENT STOCKS WEAK

While the tech sector overall was weak, the telecommunications equipment sub-sector was even weaker. These companies saw a sharp deterioration in their fundamentals during the period. While the portfolio started the year with a fairly substantial weighting in these companies, we reduced our exposure early in the period. But because telecommunications represents about 40% of demand across the technology food chain, it was difficult to avoid the sector entirely.

DEFENSIVE AREAS OUTPERFORM ON A RELATIVE BASIS

Although few areas in the technology universe were able to defy the broad downturn, the fund's more defensive holdings, specifically computer services and transaction processing companies, performed well when compared to the declines endured by other areas. Both of these sub-sectors enjoy a high degree of predictability in their earnings that investors look for during times of uncertainty. These defensive tech names, which might see their earnings growth rates decline from 20% to 15% during an economic downturn, look attractive when compared to other technology companies -- such as semiconductor, semiconductor capital equipment, or telecommunications equipment companies -- some of which recently saw their earnings growth rates cut in half. But the performance of these stocks, which represent less than 15% of the portfolio, was not enough to offset the poor showing in other areas.

By the end of the period, the portfolio was more concentrated than it was earlier this year. Throughout the last six months, we have gradually increased our exposure to companies that we believe possess strong balance sheets and dominant or improving market positions. At the same time, we have reduced our exposure to holdings that we believe are not leaders in their respective markets or might be vulnerable should the economy or the technology industry undergo a protracted period of weakness. We believe this positioning, along with our bottom-up approach to finding the tech universe's best growth opportunities, will help us deliver solid long-term results.

LINE GRAPH: INVESCO TECHNOLOGY FUND - INVESTOR CLASS GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(14), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 9/30/01.

      INVESCO TECHNOLOGY FUND - INVESTOR CLASS        S&P 500 INDEX(14)

9/91  $ 10,000                                        $10,000
9/92  $ 11,093                                        $11,104
9/93  $ 15,848                                        $12,544
9/94  $ 15,995                                        $13,006
9/95  $ 23,381                                        $16,870
9/96  $ 29,144                                        $20,298
9/97  $ 36,818                                        $28,504
9/98  $ 33,360                                        $31,092
9/99  $ 61,315                                        $39,733
9/00  $124,012                                        $45,006
9/01  $ 31,368                                        $33,030

PIE CHART:  TECHNOLOGY FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/01

            [PIE CHART]

            % OF TOTAL NET ASSETS

            Semiconductors.............................23.38%
            Application Software........................9.65%
            Electronic Equipment & Instruments..........9.22%
            Telecommunications Equipment............... 7.72%
            Systems Software............................6.27%
            Semiconductor Equipment.....................6.08%
            Internet Software & Services................5.25%
            Data Processing Services....................5.07%
            IT Consulting & Services....................4.24%
            Computer Hardware...........................3.57%
            Other Industries...........................14.74%
            Net Cash & Cash Equivalents.................4.81%

LINE GRAPH: INVESCO TECHNOLOGY FUND - CLASS C GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(14), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (2/00) through 9/30/01.

      INVESCO TECHNOLOGY FUND -  CLASS C        S&P 500 INDEX(14)

2/00  $10,000                                   $10,000
9/00  $10,198                                   $10,583
9/01  $ 2,553                                   $ 7,767

LINE GRAPH: INVESCO TECHNOLOGY FUND - CLASS K GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(14), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 9/30/01.

      INVESCO TECHNOLOGY FUND -  CLASS K        S&P 500 INDEX(14)

12/00 $10,000                                   $10,000
9/01  $ 3,924                                   $ 8,001

(13) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.
(14) THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF WILLIAM R. KEITHLER OMITTED]
WILLIAM R. KEITHLER, CFA

TECHNOLOGY FUND

BILL KEITHLER IS A SENIOR VICE PRESIDENT AND DIRECTOR OF SECTOR MANAGEMENT AT INVESCO FUNDS GROUP. A CHARTERED FINANCIAL ANALYST CHARTERHOLDER, BILL RECEIVED AN MS FROM THE UNIVERSITY OF WISCONSIN-MADISON AND A BS FROM WEBSTER COLLEGE. HE BEGAN HIS INVESTMENT CAREER IN 1982.

YOUR FUND'S REPORT

TELECOMMUNICATIONS FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Over the past six months, telecommunications stocks have endured unusually sharp declines, unable to withstand the pressures stemming from a weakening economy. Although the period began with a brief rally for growth-oriented equities in April, this surge proved to be a false start. By May, disappointing earnings announcements began to take a toll on many areas of the market -- including telecommunications -- and negative conditions only worsened as the period progressed. Compounding matters were the devastating terrorist attacks of September 11, which caused a heightened bout of indiscriminate selling more reflective of investors' uncertainty than industry or company fundamentals.

For the six-month period ended September 30, 2001, the value of Telecommunications Fund-Investor Class shares declined 41.65%, compared to a 9.68% drop in the S&P 500 Index and an 18.55% decline in the Nasdaq Composite Index. The MSCI-EAFE Index lost 14.70% during the period. (Of course, past performance is not a guarantee of future results.)(15),(16) For the performance of other shares classes, see page two.

PIE CHART:      TELECOMMUNICATIONS FUND
                INDUSTRY BREAKDOWN
                AS OF 9/30/01

                [PIE CHART]

                % OF TOTAL NET ASSETS

                Telecommunications Equipment.......................11.98%
                Wireless Telecommunication Services................11.53%
                Integrated Telecommunication Services..............11.04%
                Integrated Telecommunication
                  Services-Long Distance............................7.26%
                Electronic Equipment & Instruments..................4.83%
                Cable & Satellite Operators.........................4.80%
                Application Software................................4.70%
                Alternative Carriers................................4.06%
                Movies & Entertainment..............................3.82%
                Networking Equipment................................3.72%
                Other Industries...................................12.40%
                Net Cash & Cash Equivalents........................19.86%

"CLEC" STOCKS AND TELECOM EQUIPMENT NAMES SUFFER

One of the hardest hit areas of the telecommunications sector was the competitive local exchange carrier (CLEC) group -- emerging service providers that are challenging incumbent Bell companies. Though our holdings in this space are among the best positioned and most solidly financed companies of the CLECs, they succumbed to the weak conditions, announcing at the end of the period that earnings would be missed due to the cessation of business activity following the terrorist attacks. Investors, previously confident in these firms' fundamental strength, appeared to overreact, capitulating in response to this news and causing the CLEC sub-sector to decline dramatically.

Despite this disappointment, we remain confident in the growth potential of the companies we own, and continue to believe that over the long term our CLEC holdings will not only survive, but also prosper.

Our exposure to telecommunications equipment companies also hampered the fund's progress. Though we actively reduced our weighting in this area throughout the period, the fund still felt the effects of heavy losses to companies like networking giant Cisco Systems. Equipment makers' troubles go back to the spending spree of the late 1990s, when incumbents in the space were pressured by newcomers to increase capacity, resulting in a bubble that subsequently burst. Though we had expected to see a drop-off, we did not anticipate that it would occur as quickly and cut as deeply as it did.

Yet rather than exit these stocks late -- and potentially miss any upside that could finally come in the wake of what may be a bottom -- we have begun to increase our weighting in equipment names. We believe that the imbalance between supply and demand that persisted through the past six months could even out by late 2002. By then, service providers investing in networks should see revenues returning to normal levels. This, added to traffic growth, is likely to result in new spending and increased orders for the equipment companies. And because the market prices in expectations like this six to nine months in advance, we are taking action now to position the fund accordingly.

REGIONAL BELL CARRIERS WEATHER THE VOLATILITY

On a positive note, our losses were somewhat mitigated by relatively stable performance from shares of regional Bell operating companies, or RBOCs, which were favored as more defensive telecommunications plays. Specifically, SBC Communications and BellSouth Corp both made positive contributions, with BellSouth becoming one of our largest holdings by virtue of its strong gains.

LINE GRAPH: INVESCO TELECOMMUNICATIONS FUND - INVESTOR CLASS
            GROWTH OF $10,000(15)

This line graph compares the value of a $10,000 investment in INVESCO Telecommunications Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(16),and to the value of a $10,000 investment in the MSCI EAFE Index(16), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (8/94) through 9/30/01.

INVESCO TELECOMMUNICATIONS    S&P 500 INDEX(16)   MSCI EAFE INDEX(16)
   FUND - INVESTOR CLASS

8/94  $10,000                 $10,000             $10,000
9/94  $10,440                 $10,155             $ 9,919
8/95  $12,838                 $13,172             $10,525
9/96  $14,783                 $15,849             $11,466
9/97  $20,506                 $22,256             $12,898
9/98  $20,422                 $24,277             $11,856
9/99  $43,217                 $31,024             $15,569
9/00  $75,402                 $35,141             $16,102
9/01  $19,689                 $25,790             $11,550

Other standout performers for the period included holdings representing the U.S.-based wireless market -- an area growing faster than virtually any other telecom service sub-sector. Sprint Corp PCS, for example, consistently met or exceeded forecasts regarding its subscriber numbers and cash flow. AT&T Corp also performed well due in large part to its status as a buy-out candidate. Finally, we were pleased to see relatively strong showings from companies in our portfolio that manufacture telecom equipment.

In looking ahead, it's impossible to say whether the stock market in general, and telecommunications companies in particular, may have finally reached a bottom. However, it seems that prices are now reflecting investors' worst expectations -- which is positive in that stocks recently have been holding their ground or even advancing, regardless of the news that emerges. Furthermore, we should see some positive fallout from Federal Reserve interest rate cuts and government stimulus packages initiated to improve economic conditions. We believe that, just as the economy has held the fund's holdings back this past period, it could propel them forward in a more favorable environment.

--------------------------------------------------------------------------------
                           TELECOMMUNICATIONS FUND -
                          TOP 10 COMMON STOCK HOLDINGS
                      % of Total Net Assets as of 9/30/01
--------------------------------------------------------------------------------
BellSouth Corp................................................3.82%
Liberty Media Class A Shrs....................................3.60%
EchoStar Communications Class A Shrs..........................3.02%
WorldCom Inc-WorldCom Group...................................2.86%
Amdocs Ltd....................................................2.62%
SBC Communications............................................2.55%
Nokia Corp Sponsored ADR Representing Ord Shrs................2.32%
AOL Time Warner...............................................2.30%
Nextel Communications Class A Shrs............................2.17%
Tekelec.......................................................1.99%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

LINE GRAPH: INVESCO TELECOMMUNICATIONS FUND - CLASS C GROWTH OF $10,000(15)

This line graph compares the value of a $10,000 investment in INVESCO Telecommunications Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(16), and to the value of a $10,000 investment in the MSCI EAFE Index(16), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (2/00) through 9/30/01.

INVESCO TELECOMMUNICATIONS    S&P 500 INDEX(16)   MSCI EAFE INDEX(16)
  FUND - CLASS C

2/00  $10,000                 $10,000             $10,000
9/00  $ 9,325                 $10,583             $ 9,184
9/01  $ 2,411                 $ 7,767             $ 6,588

LINE GRAPH: INVESCO TELECOMMUNICATIONS FUND - CLASS K GROWTH OF $10,000(15)

This line graph compares the value of a $10,000 investment in INVESCO Telecommunications Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(16), and to the value of a $10,000 investment in the MSCI EAFE Index(16), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 9/30/01.

INVESCO TELECOMMUNICATIONS    S&P 500 INDEX(16)   MSCI EAFE INDEX(16)
  FUND - CLASS K

12/00 $10,000                 $10,000             $10,000
9/01  $ 3,813                 $ 8,001             $ 7,629

(15) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.
(16) THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET, THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER, AND THE MSCI-EAFE INDEX REFLECTS THE PERFORMANCE OF COMMON STOCKS FOR EUROPE, AUSTRALIA AND THE FAR EAST. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN ACCOUNTING AND SECURITIES REGULATION.

FUND MANAGEMENT

[PHOTOGRAPH OF BRIAN B. HAYWARD OMITTED]
BRIAN B. HAYWARD, CFA

TELECOMMUNICATIONS FUND

BRIAN HAYWARD IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP. PRIOR TO JOINING INVESCO IN 1997, HE WAS A SENIOR EQUITY ANALYST FOR MISSISSIPPI VALLEY ADVISORS. BRIAN HAS A BA IN MATHEMATICS AND AN MA IN ECONOMICS FROM THE UNIVERSITY OF MISSOURI. HE IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND BEGAN HIS INVESTMENT CAREER IN 1985.

YOUR FUND'S REPORT

UTILITIES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the six-month period ended September 30, 2001, the value of Investor Class shares declined 31.61%, underperforming both the S&P 500 Index, which dropped 9.68%, and the S&P Utilities Index, which fell 22.60%. Oil and natural gas prices, up significantly earlier in the year, were subject to a sudden drop-off during the period. This heightened volatility in the sector, as did the market's overall weakness and investors' increasingly negative outlook. (Of course, past performance is not a guarantee of future results.)(17),(18) For the performance of other shares classes, see page two.

--------------------------------------------------------------------------------
                                UTILITIES FUND -
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 9/30/01
--------------------------------------------------------------------------------
Duke Energy.....................................6.09%
El Paso ........................................5.40%
Dominion Resources..............................4.54%
Alliant Energy .................................4.50%
TXU Corp........................................4.40%
SBC Communications..............................4.00%
Exelon Corp.....................................3.96%
Pinnacle West Capital...........................3.93%
BellSouth Corp..................................3.85%
Calpine Corp....................................3.52%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS MIRED IN POLITICS

Coming into 2001, we added significantly to our electric utility stocks while reducing our exposure to the telecommunications sector. Although this decision helped the fund earlier in the year, during the past six months we saw our electric holdings fall prey to a number of short-term setbacks. Specifically, our focus on independent power producers (IPPs) hampered the fund's performance, as these companies reacted negatively to the uncertain political environment in California. Essentially, questions concerning whether IPPs might be required to issue refunds caused stocks in this area, such as Calpine Corp, to lose ground.

Furthermore, milder-than-expected summer weather resulted in falling gas and electricity prices. Unfortunately, markets responded in knee-jerk fashion to these events, sending stocks indiscriminately downward on the news rather than considering "spark spreads," or the difference between what electricity is sold for and the cost of gas to generate the electricity. In fact, spark spreads -- which truly fuel electric companies' earnings -- narrowed only modestly. However, this was overlooked by many investors who responded only to the news that prices were dropping.

Along the same lines, speculation that a capacity glut would emerge in the coming years added to investors' wary stance on IPPs. Yet we were not convinced by such talk, which tended to overlook retiring capacity and the fact that while many projects are on the drawing board, this does not mean they'll necessarily be built. In fact, all of our research indicates that capacity will remain short for some time. With this in mind, we chose to ignore the political rhetoric affecting IPPs during the period and focus instead on these companies' long-term potential, which continues to be strong.

REGIONAL BELLS HELP OFFSET DECLINES

Though, in general, the fund and the utilities sector struggled, there were some positive performances posted during the period. Our exposure to regional Bell operating companies (RBOCs), for example, proved beneficial. Heralded for their defensive qualities and solid fundamentals, SBC Communications and BellSouth Corp, two substantial positions in the fund, both advanced.

We were also pleased with the returns posted by AT&T Corp and Sprint Corp PCS. AT&T, having announced plans to break up -- an assertion backed up by a recent offer from Comcast to purchase its cable division -- was boosted by its status as a buy-out candidate. Meanwhile, wireless leader Sprint met or exceeded earnings forecasts throughout the period and benefited from its strong position within one of the fastest-growing telecom service areas.

POSITIONING FOR THE LONG TERM

In the wake of the September 11 attacks, the near-term outlook for the economy and the stock market remains unclear. Volatility will likely persist. Longer term, however, reasons for optimism abound. Even within the next year or so, we should begin to see greater economic stabilization and clarity. We have confidence in the Federal Reserve's ability to re-ignite the economic expansion, and today's poor earnings will make for tomorrow's easy earnings comparisons. In short, the groundwork has already been laid for a rebound. Now it's a question of investor sentiment.

Rather than try to predict when sentiment will improve, we will continue to focus our attention on evaluating corporate earnings and growth prospects. Specifically, we expect to remain invested in IPPs based on the long-term strength we see there and in anticipation of a political resolution. Indeed, early indications suggest that the regulatory issues will be less onerous than many expected. Furthermore, these companies -- and others within the sector -- have been trading at attractive valuations, which we have been taking advantage of throughout the market downturn.

PIE CHART:      UTILITIES FUND
                INDUSTRY BREAKDOWN
                AS OF 9/30/01

                [PIE CHART]

                % OF TOTAL NET ASSETS

                Electric Utilities.........................44.36%
                Integrated Telecommunication Services......20.30%
                Natural Gas Pipelines......................13.39%
                Wireless Telecommunication Services.........4.61%
                Oil & Gas Exploration & Production..........3.00%
                Integrated Telecommunication
                  Services-Long Distance....................2.42%
                Alternative Carriers........................2.06%
                Application Software........................1.64%
                Gas Utilities...............................1.18%
                Steel.......................................0.71%
                Net Cash & Cash Equivalents.................6.33%

LINE GRAPH: INVESCO UTILITIES FUND - INVESTOR CLASS GROWTH OF $10,000(17)

This line graph compares the value of a $10,000 investment in INVESCO Utilities Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(18), and to the value of a $10,000 investment in the S&P Utilities Index(18), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 9/30/01.

INVESCO UTILITIES FUND -   S&P 500 INDEX(18)      S&P UTILITIES INDEX(18)
   INVESTOR CLASS

9/91  $10,000              $10,000                $10,000
9/92  $11,264              $11,104                $11,437
9/93  $14,921              $12,544                $14,230
9/94  $13,727              $13,006                $12,366
9/95  $15,595              $16,870                $15,778
9/96  $17,717              $20,298                $16,854
9/97  $20,928              $28,504                $19,275
9/98  $24,834              $31,092                $25,064
9/99  $30,643              $39,733                $24,771
9/00  $38,022              $45,006                $35,798
9/01  $22,887              $33,030                $26,910

LINE GRAPH: INVESCO UTILITIES FUND - CLASS C GROWTH OF $10,000(17)

This line graph compares the value of a $10,000 investment in INVESCO Utilities Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(18), and to the value of a $10,000 investment in the S&P Utilities Index(18), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (2/00) through 9/30/01.

INVESCO UTILITIES FUND -   S&P 500 INDEX(18)      S&P UTILITIES INDEX(18)
   CLASS C

2/00  $10,000              $10,000                $10,000
9/00  $ 9,852              $10,583                $14,628
9/01  $ 5,881              $ 7,767                $10,996

(17) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.
(18) THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE S&P UTILITIES INDEX IS CONSIDERED REPRESENTATIVE OF EQUITIES IN THE UTILITY SECTOR OF THE S&P 500 INDEX. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF BRIAN B. HAYWARD OMITTED]
BRIAN B. HAYWARD, CFA

UTILITIES FUND

BRIAN HAYWARD IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP. PRIOR TO JOINING INVESCO IN 1997, HE WAS A SENIOR EQUITY ANALYST FOR MISSISSIPPI VALLEY ADVISORS. BRIAN HAS A BA IN MATHEMATICS AND AN MA IN ECONOMICS FROM THE UNIVERSITY OF MISSOURI. HE IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND BEGAN HIS INVESTMENT CAREER IN 1985.

QUESTIONS AND ANSWERS

AN INTERVIEW WITH DIRECTOR OF SECTOR MANAGEMENT BILL KEITHLER

WHAT'S NEXT FOR TECH?

TECHNOLOGY STOCKS HAVE BEEN MIRED IN A BEAR MARKET FOR MOST OF THE PAST TWO YEARS. IS THERE ANY LIGHT AT THE END OF THE TUNNEL?

BILL KEITHLER: Yes, there are reasons for optimism. Many of the problems that led to the tech sector's recent poor performance have recently shown signs of alleviation. First, many of the excesses that were created during the late 1990s, when several questionable companies were going public and inflating demand for technology products, are showing signs of being wrung out. Shortly after the Internet bubble burst, which also deflated demand, technology inventories were quite high. These problems were exacerbated by the economic slowdown, which discouraged viable businesses from buying new technologies. This slowdown manifested itself in deferred purchases and order cancellations. Today, we're starting to see a decrease in push-backs and cancellations, so that's positive.

In addition to these inventory excesses, we have also seen valuations come down dramatically. Although there are still some individual stocks that appear overvalued given their fundamental outlook, we believe tech stocks have been oversold.

"WE BELIEVE THAT THE COMPANIES THAT ARE BEST POSITIONED TO CAPITALIZE ON AN ECONOMIC RECOVERY ARE THOSE WHOSE REVENUES AND EARNINGS ARE LINKED TO CORPORATE CAPITAL EXPENDITURES." -BILL KEITHER

[PHOTOGRAPH OF BILL KEITHLER OMITTED]
BILL KEITHLER IS A SENIOR VICE PRESIDENT AND DIRECTOR OF SECTOR MANAGEMENT AT INVESCO FUNDS GROUP.

WHY DO YOU BELIEVE THAT?

BILL KEITHLER: Recent surveys of information technology purchasing managers have revealed that next year's budgets will likely be flat, which isn't great, but if you assume the economy will not improve, then it becomes more positive. However, if you only look at the recent performance of tech stocks, you would think that next year's IT budget had been cut in half.

IS THE OUTLOOK FOR TECH IMPROVING?

BILL KEITHLER: In certain areas it is. But you have to pick your spots. One development that also contributed to recent weakness in tech stocks was the lack of drivers for demand. Many companies have decided their current software suite is good enough. And the same has been true for consumers. For example, many people think the incremental benefit they might gain by upgrading their wireless handset is not significant enough to prompt them to go out and buy a new phone. Instead, they're waiting for the next big thing.

WHERE DO YOU SEE THE BEST OPPORTUNITIES?

BILL KEITHLER: We believe that the companies that are best positioned to capitalize on an economic recovery are those whose revenues and earnings are linked to corporate capital expenditures. We believe that when the economy recovers, corporate IT spending will also rebound. However, we do not expect to see the rate of spending growth that we saw during the bubble days. Instead, we expect the growth rate to revert to its pre-bubble rate of roughly 10% to 15%. While this rate is much slower than the gains during the Internet craze, it is well in excess of the nation's gross domestic product.

Of course, there will be sub-sectors that grow at faster rates, which we will try to emphasize. For example, we're finding compelling opportunities in the data storage sector, an area that we believe will continue to benefit from corporate America's continuous creation of data, and its need to be able to archive and manage that information.

We also believe that certain software companies represent interesting investments. Many software companies conduct a disproportionate amount of their business during September. After the terrorist attacks, most business activity ground to a halt, so the software industry will likely report poor earnings this quarter. But a year from now, their earnings could look even more impressive in comparison.

We're also excited about several semiconductor and capital equipment companies, as well as companies in the contract manufacturing business -- an area that often gains market share during economic downturns and then keeps it when business picks up. The common denominator for semiconductor stocks during the latest earning reports was that most of the inventory excesses had been pretty well worked off and the incoming orders are in line with demand. Given that semiconductor stocks were the first to peak in the cycle, we believe they will be among the first to recover.

IT SOUNDS LIKE YOUR OPTIMISM ABOUT COMPANIES THAT DERIVE THEIR SALES FROM CORPORATE CUSTOMERS IS SOMEWHAT TIED TO AN ECONOMIC RECOVERY. WHEN DO YOU SEE THAT OCCURRING?

BILL KEITHLER: The groundwork has already been laid for recovery, with the fiscal and monetary stimuli provided by the tax cuts and the Federal Reserve, respectively. But the recovery won't happen overnight, and the horrific events of September 11 probably prolonged the economic malaise. But over the next year, we should see gradual, if erratic, improvement -- we'll take two steps forward and one step back and so on. But I believe we've seen the worst, and we could see improvement as soon as the first quarter of 2001. And since the stock market typically looks to the future, it would not surprise me if stocks responded even sooner.

"WE'RE FINDING OPPORTUNITIES IN THE DATA STORAGE SECTOR, AN AREA THAT WE BELIEVE WILL CONTINUE TO BENEFIT FROM CORPORATE AMERICA'S CONTINUOUS CREATION OF DATA, AND ITS NEED TO BE ABLE TO ARCHIVE AND MANAGE THAT INFORMATION." -BILL KEITHLER

MARKET HEADLINES

"HOWEVER, SOME SIGNS OF A MARKET BOTTOM DID SURFACE AS THE PERIOD PROGRESSED, AND AT THE END OF AUGUST, MANY ANALYSTS WERE PREDICTING A TURNAROUND HEADING INTO 2002."

MARKET OVERVIEW

APRIL 2001 TO SEPTEMBER 2001

The terrorist attacks of September 11 occurred when the majority of the six-month period ended September 30 had already passed, yet it goes without saying that their import far outweighs any other news covering this time frame. Indeed, as with other world-altering events, the terrorist assault on America has created the sense that the time before the 11th and the time after are so different in feeling and scope, it is difficult to consider them at once.

To understand the full impact of the attacks on the financial markets, it is necessary to start with the period's activities prior to the tragedy. Initially, conditions took a promising turn, with an energetic April rally in beaten-down growth stocks boosting investor confidence. However, this surge proved to be short-lived, as concerns over weak corporate earnings took hold by mid-May. Through late spring and into the summer months, the economy only worsened, weighed down by bad news from a number of market leaders. Perhaps the most highly publicized announcement came on June 15 from Nortel Networks, informing investors of a stunning $19.2 billion second-quarter loss -- one of the largest quarterly losses in corporate history.

Unfortunately, neither the Federal Reserve's interest rate cuts during the period (of which there were five) nor the federal tax rebate checks sent out later in the summer visibly improved matters, as investors remained focused on the stream of earnings warnings issued by companies of all stripes. Furthermore, disappointments were not relegated to the technology sector -- one of the areas receiving the most media attention, in part because of the Nasdaq Composite Index's steep decline -- nor to U.S. companies. "Old Economy" segments of the market and overseas firms also struggled to find their bearings in the volatile global environment.

However, some signs of a market bottom did surface as the period progressed, and at the end of August, many analysts were predicting a turnaround heading into 2002. The labor market seemed to be stabilizing, consumer spending was holding up, and reports of inventory reductions were becoming more frequent. In fact, it appeared that statistically speaking, with the first two quarters of gross domestic product (GDP) growth in 2001 averaging 1% growth, we were witnessing the "soft landing" the Fed had attempted to engineer.

After September 11, of course, talk of a "soft landing" dissipated, supplanted by the probability of a recession. The stock market's unfavorable reaction to an uncertain environment is well known, and the attacks only caused investors' sense of uncertainty to reach new heights. Meanwhile, many businesses took an unexpected blow -- most notably airlines, insurers, and growth companies hurt by the sudden rotation into more defensive investments. As the country and its financial markets attempted to digest the unprecedented tragic events, the third quarter concluded as the worst three-month period for stocks since the fall of 1987.

Bonds, on the other hand, were aided by investors' anxiety over the struggling stock market -- which spurred a flight to fixed-income securities. Indeed, Treasuries, municipal bonds, and investment-grade corporate bonds all fared well during the period. Some more defensive stocks in areas such as health care and consumer staples also managed to weather the downturn admirably. In considering the market as a whole, these examples of solid performance were admittedly few and far between throughout the period. And in looking ahead, exactly how deep and how protracted the near-term slowdown becomes is unknown and unknowable inasmuch as it hinges on consumer and corporate confidence in the wake of the attacks. Yet we are convinced that Americans will learn to cope with the threat of terrorism on government's soil, and that business will revert to normalcy. We are also heartened by the fiscal and monetary stimuli currently in place to push the economy forward. In this trying time as we wait for the government's full response and any other developments stemming from September 11, investors should not lose sight of the positives that we believe will eventually spur markets toward a recovery. It may come later than we had hoped, but in taking a long-term perspective, it is still likely to come.

"YET WE ARE CONVINCED THAT AMERICANS WILL LEARN TO COPE WITH THE THREAT OF TERRORISM ON U.S. SOIL, AND THAT BUSINESS WILL REVERT TO NORMALCY."

INVESTMENT HOLDINGS
STATEMENT OF INVESTMENT SECURITIES
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2001
UNAUDITED

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------
ENERGY FUND
99.14  COMMON STOCKS
2.76   ELECTRIC UTILITIES
       Duke Energy                                                          235,000              $     8,894,750
================================================================================================================
1.18   ELECTRICAL COMPONENTS & EQUIPMENT
       Active Power(a)                                                      760,000                    3,807,600
================================================================================================================
29.02  INTEGRATED OIL & GAS
       BP PLC Sponsored ADR Representing 6 Ord Shrs        UK               280,000                   13,767,600
       ChevronTexaco Corp                                                   187,000                   15,848,250
       Conoco Inc Class A Shrs                                              120,000                    3,051,600
       Exxon Mobil                                                          433,000                   17,060,200
       Murphy Oil                                                           336,000                   24,312,960
       Phillips Petroleum                                                   302,000                   16,289,880
       Statoil ASA Sponsored ADR Representing Ord
         Shrs(a)(b)                                        NO               506,800                    3,273,928
================================================================================================================
                                                                                                      93,604,418
18.93  NATURAL GAS PIPELINES
       Dynegy Inc Class A Shrs                                              320,000                   11,088,000
       El Paso                                                              282,900                   11,754,495
       Kinder Morgan                                                        160,000                    7,873,600
       Kinder Morgan Management LLC(a)                                      473,000                   16,294,850
       Western Gas Resources                                                100,800                    2,623,824
       Williams Cos                                                         418,500                   11,425,050
================================================================================================================
                                                                                                      61,059,819
8.37   OIL & GAS DRILLING
       Atwood Oceanics(a)                                                   214,000                    5,564,000
       Grey Wolf(a)                                                         800,000                    1,440,000
       Noble Drilling(a)                                                    217,000                    5,208,000
       Patterson-UTI Energy(a)                                              375,000                    4,635,000
       Santa Fe International                                               478,500                   10,168,125
================================================================================================================
                                                                                                      27,015,125
17.32  OIL & GAS EQUIPMENT & SERVICES
       Cal Dive International(a)                                            588,200                    9,799,412
       Coflexip SA Sponsored ADR
         Representing 1/2 Ord Shr(b)                       FR               210,000                   17,119,200
       Cooper Cameron(a)                                                    290,000                    9,512,000
       Dril-Quip Inc(a)                                                     325,100                    5,039,050
       Schlumberger Ltd                                                     205,000                    9,368,500
       Veritas DGC(a)                                                       450,000                    5,017,500
================================================================================================================
                                                                                                      55,855,662
21.56  OIL & GAS EXPLORATION & PRODUCTION
       Apache Corp(a)                                                       163,000                    7,009,000
       Gulf Indonesia Resources Ltd(a)                     ID             2,400,000                   20,880,000
       Kerr-McGee Corp                                                      253,000                   13,133,230
       Nexen Inc                                           CA               400,000                    7,692,000
       Ocean Energy                                                         650,000                   10,595,000

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

       Pioneer Natural Resources(a)                                         718,500              $    10,224,255
================================================================================================================
                                                                                                      69,533,485
       TOTAL COMMON STOCKS (COST $361,793,446)                                                       319,770,859
================================================================================================================
0.86   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street
         dated 9/28/2001 due 10/1/2001 at 3.250%,
         repurchased at $2,785,754 (Collateralized
         by Fannie Mae Benchmark Notes, due 9/15/2009
         at 6.625%, value $2,844,202) (Cost $2,785,000)               $   2,785,000                    2,785,000
================================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $364,578,446)
       (Cost for Income Tax Purposes $365,733,601)                                               $   322,555,859
================================================================================================================

FINANCIAL SERVICES FUND
94.00  COMMON STOCKS
0.62   APPLICATION SOFTWARE
       Henry (Jack) & Associates                                            330,200              $     7,492,238
================================================================================================================
36.86  BANKS
       Bank of America                                                      772,800                   45,131,520
       Bank of New York                                                   1,326,400                   46,424,000
       Commerce Bancorp                                                     165,300                   11,240,400
       Fifth Third Bancorp                                                  881,850                   54,216,138
       FleetBoston Financial                                              1,438,512                   52,865,316
       Golden West Financial                                                578,200                   33,593,420
       Investors Financial Services                                         157,500                    9,078,300
       National Commerce Financial                                          649,300                   16,946,730
       Northern Trust                                                       581,600                   30,522,368
       Silicon Valley Bancshares(a)                                         425,750                    8,600,150
       Synovus Financial                                                    513,500                   14,172,600
       TCF Financial                                                        734,700                   33,840,282
       UBS AG Registered Shrs(a)                                            446,700                   20,891,135
       Wells Fargo & Co                                                   1,378,500                   61,274,325
       Zions Bancorp                                                        153,800                    8,252,908
================================================================================================================
                                                                                                     447,049,592
10.51  CONSUMER FINANCE
       AmeriCredit Corp(a)                                                  507,100                   16,034,502
       Capital One Financial                                                263,900                   12,147,317
       Fannie Mae                                                           357,300                   28,605,438
       Freddie Mac                                                          496,600                   32,279,000
       Household International                                              434,400                   24,491,472
       USA Education                                                        166,900                   13,837,679
================================================================================================================
                                                                                                     127,395,408
14.85  DIVERSIFIED FINANCIAL SERVICES
       Ambac Financial Group                                                660,000                   36,108,600
       Citigroup Inc                                                      1,518,800                   61,511,400
       JP Morgan Chase & Co                                               1,354,850                   46,268,127
       Neuberger Berman                                                     344,400                   12,012,672
       State Street                                                         483,800                   22,012,900

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

       Van der Moolen Holding NV                                            114,900              $     2,171,268
================================================================================================================
                                                                                                     180,084,967
3.95   INSURANCE BROKERS
       Gallagher (Arthur J) & Co                                            563,100                   19,060,935
       Marsh & McLennan                                                     297,900                   28,806,930
================================================================================================================
                                                                                                      47,867,865
12.12  INVESTMENT ADVISER/BROKER DEALER SERVICES
       E*TRADE Group(a)                                                     996,200                    6,027,010
       Eaton Vance                                                          200,700                    6,291,945
       Federated Investors Class B Shrs                                     547,350                   16,201,560
       Goldman Sachs Group                                                  618,500                   44,129,975
       Lehman Brothers Holdings                                             864,600                   49,152,510
       Merrill Lynch & Co                                                   389,100                   15,797,460
       Stilwell Financial                                                   482,900                    9,416,550
================================================================================================================
                                                                                                     147,017,010
3.94   LIFE & HEALTH INSURANCE
       AFLAC Inc                                                            801,800                   21,648,600
       Manulife Financial                                                   361,200                    9,467,052
       Nationwide Financial Services Class A Shrs                           447,100                   16,623,178
================================================================================================================
                                                                                                      47,738,830
7.54   MULTI-LINE INSURANCE
       American International Group                                         697,002                  54,366,156
       Radian Group                                                         832,800                  32,062,800
       Willis Group Holdings Ltd(a)                                         216,600                   5,066,274
===============================================================================================================
                                                                                                     91,495,230
3.61   PROPERTY & CASUALTY INSURANCE
       Everest Re Group Ltd                                                 676,600                  43,776,020
===============================================================================================================
       TOTAL COMMON STOCKS (COST $1,072,949,270)                                                  1,139,917,160
===============================================================================================================
6.00   SHORT-TERM INVESTMENTS
2.47   COMMERCIAL PAPER
2.47   DIVERSIFIED FINANCIAL SERVICES
       American Express Credit, 3.350%, 10/1/2001 (Cost $30,000,000)  $  30,000,000                  30,000,000
===============================================================================================================
3.03   INVESTMENT COMPANIES
       INVESCO Treasurer's Series Money Market
         Reserve Fund, 2.775% (Cost $36,745,712)                         36,745,712                  36,745,712
===============================================================================================================
0.50   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
        9/28/2001 due 10/1/2001 at 3.250%, repurchased
        at $6,021,630 (Collateralized by Federal Home
        Loan Bank Bonds, due 1/13/2003 at 5.125%, value
        $6,151,763) (Cost $6,020,000)                                 $   6,020,000                   6,020,000
===============================================================================================================
       TOTAL SHORT-TERM INVESTMENTS
        (COST $72,765,712)                                                                           72,765,712
===============================================================================================================

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $1,145,714,982)
       (Cost for Income Tax Purposes $1,147,535,019)                                             $ 1,212,682,872
================================================================================================================

GOLD FUND
68.96  COMMON STOCKS
9.00   DIVERSIFIED METALS & MINING
       Freeport McMoRan Copper & Gold Class B Shrs(a)(b)                    175,000              $ 1,923,250
       Gold Fields Ltd Sponsored ADR Representing
        Ord Shrs                                           SF               400,000                1,776,000
       Repadre Capital(a)                                  CA               500,000                1,171,108
       Solitario Resources(a)                              CA               191,000                   64,082
       Star Resources(a)(c)                                CA             4,499,500                  156,658
       Teck Cominco Ltd Class B Shrs                       CA               280,000                1,905,425
============================================================================================================
                                                                                                   6,996,523
55.27  GOLD
       Agnico-Eagle Mines Ltd(b)                           CA               329,000                3,408,440
       AngloGold Ltd Sponsored ADR
         Representing 1/2 Ord Shr(b)                       SF               205,000                3,271,800
       Barrick Gold(b)                                     CA               230,000                3,990,500
       Claude Resources(a)                                 CA               325,100                  119,363
       Francisco Gold(a)                                   CA               256,700                1,129,370
       Franco-Nevada Mining Ltd                            CA               119,000                1,736,374
       Goldcorp Inc                                        CA               342,400                3,971,840
       Harmony Gold Mining Ltd Sponsored ADR
         Representing Ord Shrs(b)                          SF               400,000                2,124,000
       Homestake Mining                                                     422,400                3,928,320
       IAMGOLD Corp(a)                                     CA             1,530,800                3,197,848
       Manhattan Minerals(a)                               CA               328,000                  155,726
       Meridian Gold(a)                                    CA               635,000                6,927,850
       Metallica Resources(a)                              CA               500,000                  380,000
       Newmont Mining                                                       180,000                4,248,000
       Pacific Rim Mining(a)(c)                            CA             1,264,900                  272,245
       Placer Dome                                         CA               300,600                3,844,674
       Rio Narcea Gold Mines Ltd(a)                        CA               545,900                  228,077
============================================================================================================
                                                                                                  42,934,427
1.40   OIL & GAS EXPLORATION & PRODUCTION
       Gulf Indonesia Resources Ltd(a)                     ID               125,000                1,087,500
============================================================================================================
3.29   PRECIOUS METALS & MINERALS
       Stillwater Mining(a)                                                 127,000                2,555,240
============================================================================================================
       TOTAL COMMON STOCKS (COST $54,697,306)                                                     53,573,690
============================================================================================================
7.75   PREFERRED STOCKS
7.75   DIVERSIFIED METALS & MINING
       Freeport McMoRan Copper & Gold Depository Shrs
         Representing 1/20 Series Gold Pfd Shr(b) (Cost $4,991,632)         255,000                6,018,000
============================================================================================================
12.64  OTHER
12.64  GOLD BULLION
       Gold Bullion Troy Oz(a) (Cost $9,475,205)                             33,478(d)             9,817,400
============================================================================================================

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

10.65  SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         9/28/2001 due 10/1/2001 at 3.250%, repurchased
         at $8,278,241 (Collateralized by Fannie Mae
         Benchmark Notes, due 9/15/2009
         at 6.625%, value $8,449,765) (Cost $8,276,000)               $   8,276,000              $     8,276,000
================================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $77,440,143)
       (Cost for Income Tax Purposes $78,873,597)                                                $    77,685,090
================================================================================================================

HEALTH SCIENCES FUND
98.31  COMMON STOCKS
24.59  BIOTECHNOLOGY
       Abgenix Inc(a)                                                     1,131,480              $   25,684,596
       Amgen Inc(a)                                                         611,780                  35,954,311
       Cephalon Inc(a)                                                      148,043                   7,384,385
       Ecogen Technologies I(a)(c)(k)                                           100                           1
       Genentech Inc(a)                                                     980,760                  43,153,440
       Genzyme Corp-General Division(a)                                     860,160                  39,068,467
       Gilead Sciences(a)                                                   492,520                  27,664,848
       Human Genome Sciences(a)                                             900,340                  27,829,509
       IDEC Pharmaceuticals(a)                                              905,980                  44,909,429
       ImClone Systems(a)(b)                                                651,300                  36,831,015
       MedImmune Inc(a)                                                   1,125,920                  40,116,530
       Millennium Pharmaceuticals(a)                                        911,220                  16,183,267
       Protein Design Labs(a)                                               469,480                  22,173,540
       Shire Pharmaceuticals Group PLC Sponsored
         ADR Representing 3 Ord Shrs(a)(b)                                  846,640                  34,119,592
===============================================================================================================
                                                                                                    401,072,930
10.96  HEALTH CARE EQUIPMENT
       Baxter International                                                 270,700                  14,902,035
       Guidant Corp(a)                                                    1,098,900                  42,307,650
       Laboratory Corp of America Holdings(a)                               308,880                  24,972,948
       St Jude Medical(a)                                                   726,820                  49,750,829
       Varian Medical Systems(a)                                            430,240                  27,599,896
       Zimmer Holdings(a)                                                   694,562                  19,274,095
===============================================================================================================
                                                                                                    178,807,453
7.58   HEALTH CARE FACILITIES
       HCA Inc                                                            1,365,400                  60,500,874
       Tenet Healthcare(a)                                                1,057,440                  63,076,296
===============================================================================================================
                                                                                                    123,577,170
0.01   INTERNET SOFTWARE & SERVICES
       Cybear Group(a)                                                       81,669                      73,502
===============================================================================================================
1.41   MANAGED HEALTH CARE
       First Health Group(a)                                                783,060                  23,006,303
===============================================================================================================
53.76  PHARMACEUTICALS
       Abbott Laboratories                                                1,276,220                  66,172,007
       Allergan Inc                                                         236,620                  15,687,906

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

       American Home Products                                             1,315,595              $    76,633,409
       AmerisourceBergen Corp(a)                                          1,404,653                   99,660,130
       Andrx Group(a)                                                       238,700                   15,496,404
       Bristol-Myers Squibb                                                 350,520                   19,474,891
       Cardinal Health                                                      445,708                   32,960,107
       Forest Laboratories(a)                                               806,300                   58,166,482
       Johnson & Johnson                                                  1,878,942                  104,093,387
       King Pharmaceuticals(a)                                            1,642,993                   68,923,556
       Medarex Inc(a)                                                     1,058,180                   15,978,518
       MedClone Trust(a)(k)                                                 144,405                            0
       Merck & Co                                                           246,340                   16,406,244
       Pfizer Inc                                                         2,666,231                  106,915,863
       Pharmaceutical Resources(a)(b)                                       437,600                   15,644,200
       Pharmacia Corp                                                       401,107                   16,268,900
       Sanofi-Synthelabo SA                                                 856,020                   55,739,785
       Schering-Plough Corp                                                 218,000                    8,087,800
       Serono SA Sponsored ADR Representing
         1/40th Bearer Shr                                                1,771,920                   33,631,042
       Teva Pharmaceutical Industries Ltd Sponsored
         ADR Representing Ord Shrs                                          842,420                   50,924,289
================================================================================================================
                                                                                                     876,864,920
       TOTAL COMMON STOCKS (COST $1,439,823,003)                                                   1,603,402,278
================================================================================================================
0.49   PREFERRED STOCKS
0.00   BIOTECHNOLOGY
       Ingenex Inc, Conv Pfd, Series B Shrs(a)(k)                           103,055                       62,864
================================================================================================================
0.31   HEALTH CARE EQUIPMENT
       Athersys Inc, Conv Pfd, Class F Shrs(a)(k)                           416,667                    5,000,000
       Janus Biomedical, Conv Pfd, Series A Shrs(a)(k)                      400,000                            1
================================================================================================================
                                                                                                       5,000,001
0.18   PHARMACEUTICALS
       MedClone Inc, Conv Pfd, Series G Shrs(a)(k)                          581,396                       75,581
       Scimagix Inc, Pfd, Series C Shrs(a)(k)                               641,635                    1,350,000
       UltraGuide Inc, Pfd
         Series E Shrs(a)(k)                                                445,050                    1,348,502
         Series F Shrs(a)(k)                                                 50,000                      151,500
================================================================================================================
                                                                                                       2,925,583
       TOTAL PREFERRED STOCKS (COST $10,450,003)                                                       7,988,448
================================================================================================================
1.20   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         9/28/2001 due 10/1/2001 at 3.250%, repurchased at
         $19,634,316 (Collateralized by Federal Home Loan
         Bank Bonds, due 1/13/2003 at 5.125%, value $20,048,955)
         (Cost $19,629,000)                                           $  19,629,000                   19,629,000
================================================================================================================

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $1,469,902,006)
       (Cost for Income Tax Purposes $1,490,532,977)                                             $ 1,631,019,726
================================================================================================================

LEISURE FUND
96.08  COMMON STOCKS
14.78  ADVERTISING
       Catalina Marketing(a)                                                 24,600              $      688,800
       Grey Global Group                                                        975                     539,175
       Harte-Hanks Inc                                                      397,400                   8,599,736
       Interpublic Group                                                    329,204                   6,715,762
       JC Decaux SA(a)                                     FR               361,900                   2,817,929
       Omnicom Group                                                        435,000                  28,231,500
       Valassis Communications(a)                                           969,800                  30,946,318
       WPP Group PLC                                       UK               777,740                   5,658,070
===============================================================================================================
                                                                                                     84,197,290
2.26   APPAREL & ACCESSORIES
       Jones Apparel Group(a)                                               364,200                   9,283,458
       Polo Ralph Lauren Class A Shrs(a)                                    192,300                   3,605,625
===============================================================================================================
                                                                                                     12,889,083
0.17   APPLICATION SOFTWARE
       Intertrust Technologies(a)                                           294,935                     312,631
       Liberate Technologies(a)                                              67,200                     669,312
===============================================================================================================
                                                                                                        981,943
7.75   BREWERS
       Anheuser-Busch Cos                                                   285,900                  11,973,492
       Carlsberg A/S Class B Shrs                          DA               350,184                  14,925,172
       Heineken NV                                         NL               454,900                  17,242,227
===============================================================================================================
                                                                                                     44,140,891
3.94   BROADCASTING -- RADIO/TV
       Belo Corp Class A Shrs                                               125,400                   2,011,416
       Clear Channel Communications(a)(b)                                   130,587                   5,190,833
       Fox Kids Europe NV(a)                               NL               309,104                   3,659,513
       Granada PLC                                         UK             1,231,508                   1,683,251
       Sinclair Broadcast Group Class A Shrs(a)                             451,000                   3,635,060
       Spanish Broadcasting System Class A Shrs(a)                          271,200                   1,922,808
       Television Broadcasts Ltd Sponsored ADR
         Representing 2 Ord Shrs                           HK               154,500                     837,915
       Univision Communications Class A Shrs(a)                             153,300                   3,518,235
===============================================================================================================
                                                                                                     22,459,031
6.27   CABLE & SATELLITE OPERATORS
       Cablevision Systems Class A Shrs(a)                                   73,000                   2,988,620
       Cablevision Systems-Rainbow Media Group(a)                            41,900                     848,475
       Comcast Corp Special Class A Shrs(a)(b)                              332,696                  11,933,805
       EchoStar Communications Class A Shrs(a)                              185,300                   4,311,931
       Liberty Satellite & Technology Class A Shrs(a)                       673,900                     835,636
       NTL Inc(a)(b)                                                        229,252                     710,681
       Pegasus Communications Class A Shrs(a)                               611,300                   4,279,100
       Telewest Communications PLC(a)                      UK             1,855,800                     818,241

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

       UnitedGlobalCom Inc Class A Shrs(a)(b)                               186,100              $       431,752
       USA Networks(a)                                                      474,500                    8,531,510
================================================================================================================
                                                                                                      35,689,751
5.93   CABLE & SATELLITE PROGRAMMERS
       Liberty Media Class A Shrs(a)                                      2,660,814                   33,792,338
================================================================================================================
12.55  CASINOS & GAMING
       Harrah's Entertainment(a)                                          1,636,200                   44,193,762
       International Game Technology(a)                                     515,900                   21,925,750
       MGM Mirage(a)(b)                                                     200,616                    4,509,848
       Park Place Entertainment(a)                                          113,650                      833,054
================================================================================================================
                                                                                                      71,462,414
0.40   COMPUTER & ELECTRONICS RETAIL
       RadioShack Corp(b)                                                    94,600                    2,294,050
================================================================================================================
2.24   CRUISE LINES
       Carnival Corp                                                        277,300                    6,106,146
       Royal Caribbean Cruises Ltd                                          170,124                    1,825,430
       Steiner Leisure Ltd(a)                                               301,000                    4,816,000
================================================================================================================
                                                                                                      12,747,576
0.63   DIVERSIFIED METALS & MINING
       Anglo American PLC Unsponsored ADR
         Representing Ord Shrs                             UK               303,140                    3,613,429
================================================================================================================
0.30   FOOTWEAR
       NIKE Inc Class B Shrs                                                 36,400                    1,703,884
================================================================================================================
0.56   GENERAL MERCHANDISE STORES
       Tuesday Morning(a)                                                   346,700                    3,182,706
================================================================================================================
10.05  HOTELS
       Accor SA                                            FR               111,500                    3,168,143
       Cendant Corp(a)                                                      425,100                    5,441,280
       Extended Stay America(a)                                             191,600                    2,772,452
       Marriott International Class A Shrs                                  844,500                   28,206,300
       Millennium & Copthorne Hotels PLC                   UK               797,600                    2,643,385
       NH Hoteles SA(a)                                    SP               418,600                    3,678,764
       Starwood Hotels & Resorts Worldwide
         Paired Certificates                                                516,200                   11,356,400
================================================================================================================
                                                                                                      57,266,724
1.22   INVESTMENT COMPANIES
       Standard & Poor's Depository Receipts
         Trust Series 1 Shrs                                                 66,800                    6,976,592
================================================================================================================
2.34   LEISURE FACILITIES
       Cedar Fair LP                                                         97,800                    1,911,990
       Intrawest Corp                                      CA               312,400                    4,158,044
       Six Flags(a)(b)                                                      541,100                    6,617,653
       Vail Resorts(a)                                                       45,100                      626,890
================================================================================================================
                                                                                                      13,314,577
8.25   LEISURE PRODUCTS
       Activision Inc(a)(b)                                                 218,700                    5,953,014

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

       Electronic Arts(a)                                                    27,000              $     1,233,090
       Hasbro Inc                                                           138,400                    1,937,600
       Mattel Inc(a)                                                      2,212,900                   34,654,014
       WMS Industries(a)                                                    182,300                    3,188,427
================================================================================================================
                                                                                                      46,966,145
7.45   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                                   217,100                    7,186,010
       Disney (Walt) Co                                                     678,399                   12,631,789
       Gemstar-TV Guide International(a)                                    115,400                    2,274,534
       Groupe Bruxelles Lambert SA                         BE               142,250                    6,930,769
       Viacom Inc
         Class A Shrs(a)                                                     91,880                    3,211,206
         Class B Non-Voting Shrs(a)                                         175,000                    6,037,500
       Vivendi Universal SA Sponsored ADR
         Representing Ord Shrs(b)                          FR                90,400                    4,190,040
================================================================================================================
                                                                                                      42,461,848
5.84   PUBLISHING & PRINTING
       Gannett Co                                                            88,500                    5,319,735
       Knight-Ridder Inc                                                    233,300                   13,029,805
       McClatchy Co Class A Shrs                                             97,700                    4,103,400
       McGraw-Hill Cos                                                       70,000                    4,074,000
       New York Times Class A Shrs                                           53,100                    2,072,493
       Pearson PLC                                         UK                50,000                      535,706
       Scripps (E W) Co Class A Shrs(b)                                      67,800                    4,129,698
================================================================================================================
                                                                                                      33,264,837
0.23   REAL ESTATE MANAGEMENT & DEVELOPMENT
       ResortQuest International(a)                                         427,200                    1,281,600
================================================================================================================
2.36   SPECIALTY STORES
       Toys "R" Us(a)(b)                                                    689,200                   11,874,916
       Zale Corp(a)                                                          59,000                    1,562,320
================================================================================================================
                                                                                                     13,437,236
0.56   TOBACCO
       Philip Morris                                                         66,000                   3,187,140
===============================================================================================================
       TOTAL COMMON STOCKS (COST $548,471,986)                                                      547,311,085
===============================================================================================================
1.68   PREFERRED STOCKS
1.17   MOVIES & ENTERTAINMENT
       News Corp Ltd Sponsored ADR Representing
         4 Pfd Ltd Voting Shrs                             AS               313,078                   6,665,431
===============================================================================================================
0.51   SOFT DRINKS
       Companhia de Bebidas das Americas Sponsored ADR
         Representing 100 Pfd Shrs                         BR               181,600                   2,907,416
===============================================================================================================
       TOTAL PREFERRED STOCKS (COST $11,559,548)                                                      9,572,847
===============================================================================================================

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

0.27   FIXED INCOME SECURITIES -- CORPORATE BONDS
0.27   CABLE & SATELLITE OPERATORS
       TeleWest Communications PLC, Sr Discount
         Step-up Notes(e), Zero Coupon(f), 4/15/2009
         (Amortized Cost $2,196,858)                       UK         $   4,300,000               $    1,526,500
================================================================================================================
1.97   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street
         dated 9/28/2001 due 10/1/2001 at 3.250%,
         repurchased at $11,227,040 (Collateralized
         by Federal Home Loan Bank Bonds, due 1/13/2003
         at 5.125%, value $11,461,753)(Cost $11,224,000)              $   11,224,000                  11,224,000
================================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $573,452,392)
       (Cost for Income Tax Purposes $574,305,146)                                               $   569,634,432
================================================================================================================

REAL ESTATE OPPORTUNITY FUND
92.81  COMMON STOCKS
1.30   CASINOS & GAMING
       Harrah's Entertainment(a)                                             13,000              $      351,130
===============================================================================================================
2.11   HOME IMPROVEMENT RETAIL
       Home Depot                                                             7,700                     295,449
       Lowe's Cos                                                             8,700                     275,355
===============================================================================================================
                                                                                                        570,804
1.57   HOMEBUILDING
       Pulte Homes                                                           13,900                     426,035
===============================================================================================================
3.32   INTEGRATED TELECOMMUNICATION SERVICES
       Crown Castle International(a)                                        100,000                     900,000
===============================================================================================================
0.77   INTERNET SOFTWARE & SERVICES
       HomeStore.com Inc(a)                                                  27,300                     208,845
===============================================================================================================
1.47   LEISURE FACILITIES
       Intrawest Corp                                                        30,000                     399,300
===============================================================================================================
3.78   PAPER PRODUCTS
       Bowater Inc                                                           17,000                     748,340
       Georgia-Pacific Corp-Timber Group                                      7,600                     275,272
===============================================================================================================
                                                                                                      1,023,612
74.23  REAL ESTATE INVESTMENT TRUSTS
       AMB Property                                                          27,000                     661,500
       Arden Realty                                                          11,600                     296,612
       Associated Estates Realty                                             35,400                     339,840
       Boston Properties                                                     23,000                     876,990
       Corporate Office Properties                                           20,900                     227,810
       Cousins Properties                                                    21,250                     525,938
       Duke Realty                                                           32,400                     767,556
       Equity Office Properties Trust                                        39,600                   1,267,200
       Equity Residential Properties Trust SBI                               21,000                   1,226,400
       Federal Realty Investment Trust SBI                                   23,700                     521,400
       General Growth Properties                                             17,600                     611,952

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

       Health Care Property Investors                                        11,000              $       422,950
       Healthcare Realty Trust                                               17,000                      433,500
       Home Properties of New York                                           17,200                      544,208
       Kimco Realty                                                          14,400                      699,120
       Koger Equity                                                          41,000                      709,300
       Mack-Cali Realty                                                      24,400                      756,400
       MeriStar Hospitality                                                  37,100                      391,405
       Parkway Properties                                                    16,200                      526,500
       Prentiss Properties Trust                                             36,100                      992,750
       Prologis Trust                                                        46,500                      981,150
       Public Storage                                                        20,000                      668,000
       Reckson Associates Realty                                             42,300                    1,021,545
       Rouse Co                                                              10,400                      251,368
       Simon Property Group                                                  30,600                      823,446
       SL Green Realty                                                       33,200                    1,046,464
       Smith (Charles E) Residential Realty                                  17,000                      875,500
       Storage USA                                                            9,100                      360,360
       Vornado Realty Trust                                                  16,600                      659,020
       Washington Real Estate Investment Trust SBI                           26,300                      623,836
================================================================================================================
                                                                                                      20,110,020
2.95   REAL ESTATE MANAGEMENT & DEVELOPMENT
       TrizecHahn Corp                                                       44,400                      799,644
================================================================================================================
1.31   WIRELESS TELECOMMUNICATION SERVICES
       American Tower Class A Shrs(a)                                        25,600                      355,584
================================================================================================================
       TOTAL COMMON STOCKS (COST $24,873,207)                                                         25,144,974
================================================================================================================
7.19   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street
         dated 9/28/2001 due 10/1/2001 at 3.250%, repurchased at
         $1,948,528 (Collateralized by Fannie Mae
         Benchmark Notes, due 9/15/2009
         at 6.625%, value $1,992,620) (Cost $1,948,000)                $   1,948,000                   1,948,000
================================================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $26,821,207)
       (Cost for Income Tax Purposes $27,293,621)                                                $    27,092,974
================================================================================================================

TECHNOLOGY FUND
95.14 COMMON STOCKS & WARRANTS
0.29  AEROSPACE & DEFENSE
      Raytheon Co                                                           195,900              $    6,807,525
===============================================================================================================
0.27  ALTERNATIVE CARRIERS
      Time Warner Telecom Class A Shrs(a)                                   885,000                   6,416,250
===============================================================================================================
9.75  APPLICATION SOFTWARE
      Amdocs Ltd(a)                                                         718,420                  19,145,893
      BEA Systems(a)                                                      1,197,200                  11,481,148
      Cadence Design Systems(a)                                             960,400                  15,990,660
      Check Point Software Technologies Ltd(a)                              917,750                  20,208,855
      Intuit Inc(a)                                                         686,900                  24,591,020
      Liberate Technologies(a)                                            1,328,300                  13,229,868

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

       Mercury Interactive(a)                                             1,208,400              $    23,007,936
       PeopleSoft Inc(a)(b)                                                 540,000                    9,741,600
       Peregrine Systems(a)                                               1,883,783                   23,792,179
       Rational Software(a)                                               1,479,300                   12,810,738
       Siebel Systems(a)(b)                                                 403,700                    5,252,137
       Synopsys Inc(a)                                                      756,200                   30,331,106
       TIBCO Software(a)                                                  2,648,800                   19,442,192
================================================================================================================
                                                                                                     229,025,332
0.44  CABLE & SATELLITE OPERATORS
      Charter Communications Class A Shrs(a)                                840,400                   10,404,152
================================================================================================================
3.60  COMPUTER HARDWARE
      Dell Computer(a)                                                    1,961,500                   36,346,595
      International Business Machines                                       183,600                   16,946,280
      Sun Microsystems(a)                                                 3,788,600                   31,331,722
================================================================================================================
                                                                                                      84,624,597
2.91  COMPUTER STORAGE & PERIPHERALS
      Brocade Communications Systems(a)                                   1,165,200                   16,347,756
      EMC Corp(a)                                                         1,499,200                   17,615,600
      Emulex Corp(a)                                                        610,300                    5,803,953
      McDATA Corp
        Class A Shrs(a)                                                     568,000                    4,765,520
        Class B Shrs(a)                                                     981,500                    8,293,675
      Network Appliance(a)                                                  488,200                    3,319,760
      QLogic Corp(a)                                                        637,800                   12,118,200
================================================================================================================
                                                                                                      68,264,464
5.12  DATA PROCESSING SERVICES
      First Data                                                            823,300                   47,965,458
      Fiserv Inc(a)                                                       1,322,250                   45,220,950
      Paychex Inc                                                           856,050                   26,974,136
================================================================================================================
                                                                                                     120,160,544
9.31  ELECTRONIC EQUIPMENT & INSTRUMENTS
      Celestica Inc(a)                                                    1,781,700                   48,640,410
      Flextronics International Ltd(a)                                    4,588,100                   75,887,174
      Jabil Circuit(a)                                                    1,752,100                   31,362,590
      Sanmina Corp(a)                                                     2,177,500                   29,570,450
      Solectron Corp(a)(b)                                                2,201,600                   25,648,640
      Teledyne Technologies(a)                                              478,700                    7,635,265
================================================================================================================
                                                                                                     218,744,529
0.57  INTEGRATED TELECOMMUNICATION SERVICES
      SBC Communications                                                    282,500                   13,311,400
================================================================================================================
1.68  INTEGRATED TELECOMMUNICATION
         SERVICES -- LONG DISTANCE
      Sprint Corp                                                         1,645,700                   39,513,257
================================================================================================================
5.30  INTERNET SOFTWARE & SERVICES
      EarthLink Inc(a)                                                    2,201,600                   33,530,368
      SmartForce PLC Sponsored ADR Representing Ord Shrs(a)(c)            2,897,400                   47,401,464

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

       VeriSign Inc(a)(g)                                                 1,040,992              $    43,617,565
================================================================================================================
                                                                                                     124,549,397
4.29   IT CONSULTING & SERVICES
       Affiliated Computer Services Class A Shrs(a)                          92,700                    7,546,707
       BISYS Group(a)                                                       730,500                   38,731,110
       Computer Sciences(a)                                                 886,700                   29,411,839
       Electronic Data Systems                                              278,300                   16,024,514
       KPMG Consulting(a)                                                   826,700                    8,936,627
================================================================================================================
                                                                                                     100,650,797
0.50   MANAGED HEALTH CARE
       First Health Group(a)                                                398,800                   11,716,744
================================================================================================================
3.52   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                                 1,647,700                   54,538,870
       Gemstar-TV Guide International(a)                                  1,145,900                   22,585,689
       Macrovision Corp(a)                                                  197,800                    5,619,498
================================================================================================================
                                                                                                      82,744,057
2.40   NETWORKING EQUIPMENT
       Cisco Systems(a)                                                   2,734,160                   33,302,069
       Extreme Networks(a)                                                1,301,700                    8,994,747
       Finisar Corp(a)(b)                                                   732,500                    2,900,700
       Juniper Networks(a)(b)                                               712,400                    6,910,280
       ONI Systems(a)                                                     1,070,000                    4,312,100
================================================================================================================
                                                                                                      56,419,896
6.14   SEMICONDUCTOR EQUIPMENT
       Applied Materials(a)                                               1,017,500                   28,937,700
       ASML Holding NV New York Registered Shrs(a)                        1,188,200                   13,319,722
       KLA-Tencor Corp(a)                                                   713,700                   22,538,646
       Kulicke & Soffa Industries(a)                                        693,100                    7,554,790
       Lam Research(a)                                                    1,800,900                   30,525,255
       LTX Corp(a)                                                          156,800                    2,134,048
       Novellus Systems(a)(b)                                             1,096,900                   31,327,464
       Teradyne Inc(a)                                                      401,500                    7,829,250
================================================================================================================
                                                                                                     144,166,875
23.61  SEMICONDUCTORS
       Analog Devices(a)                                                  1,246,100                   40,747,470
       Applied Micro Circuits(a)                                          1,675,200                   11,709,648
       Atmel Corp(a)                                                      1,063,300                    7,102,844
       Cypress Semiconductor(a)                                             918,400                   13,647,424
       Fairchild Semiconductor International Class A Shrs(a)                247,600                    3,973,980
       GlobeSpan Inc(a)                                                   1,310,800                   11,849,632
       Integrated Device Technology(a)                                    1,229,900                   24,745,588
       Intel Corp                                                         1,546,200                   31,604,328
       Linear Technology                                                  1,721,000                   56,448,800
       LSI Logic(a)                                                       1,334,600                   15,681,550
       Maxim Integrated Products(a)                                       1,465,900                   51,218,546
       Microchip Technology(a)                                            2,707,400                   72,558,320
       Micron Technology(a)(b)                                            1,231,900                   23,196,677
       Micron Technology Warrants (Exp 2008)(a)(h)                          172,800                      907,200
       National Semiconductor(a)(b)                                         802,700                   17,699,535

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

       NVIDIA Corp(a)(b)                                                    707,800              $    19,443,266
       PMC-Sierra Inc(a)                                                    938,400                    9,637,368
       RF Micro Devices(a)                                                2,162,600                   35,899,160
       Taiwan Semiconductor Manufacturing Ltd
         Sponsored ADR Representing 5 Ord Shrs(a)(b)                        917,060                    8,702,899
       Texas Instruments                                                  1,559,300                   38,951,314
       United Microelectronics ADR Representing 5 Ord Shrs(a)(b)          3,401,279                   18,094,804
       Vitesse Semiconductor(a)                                           2,003,000                   15,523,250
       Xilinx Inc(a)                                                      1,076,500                   25,330,045
================================================================================================================
                                                                                                     554,673,648
6.34   SYSTEMS SOFTWARE
       BMC Software(a)                                                      802,400                   10,190,480
       Computer Associates International                                    817,500                   21,042,450
       Microsoft Corp(a)(b)                                                 988,000                   50,555,960
       Oracle Corp(a)(g)                                                  2,606,700                   32,792,286
       Symantec Corp(a)(b)                                                  403,600                   13,992,812
       VERITAS Software(a)                                                1,099,000                   20,265,560
================================================================================================================
                                                                                                     148,839,548
7.80   TELECOMMUNICATIONS EQUIPMENT
       CIENA Corp(a)                                                        661,000                    6,801,690
       Comverse Technology(a)                                               891,400                   18,255,872
       JDS Uniphase(a)                                                    1,766,840                   11,166,429
       Nokia Corp Sponsored ADR Representing Ord Shrs                     1,563,400                   24,467,210
       PictureTel Corp(a)                                                   972,000                    5,812,560
       Polycom Inc(a)(b)(g)                                               2,128,400                   51,869,108
       Powerwave Technologies(a)                                          1,646,900                   19,631,048
       QUALCOMM Inc(a)                                                      349,500                   16,615,230
       Research in Motion Ltd(a)(b)                                       1,004,000                   16,144,320
       Scientific-Atlanta Inc                                               711,600                   12,488,580
================================================================================================================
                                                                                                     183,252,047
1.30   WIRELESS TELECOMMUNICATION SERVICES
       Nextel Communications Class A Shrs(a)                              2,005,700                   17,329,248
       Sprint Corp PCS Series 1 Shrs(a)(b)                                  505,400                   13,286,966
================================================================================================================
                                                                                                      30,616,214
       TOTAL COMMON STOCKS & WARRANTS (COST $3,763,733,303)                                        2,234,901,273
================================================================================================================
0.59   PREFERRED STOCKS
0.00   BIOTECHNOLOGY
       Ingenex Inc, Pfd, Series B Shrs(a)(k)                                 51,527                       31,432
================================================================================================================
0.59   NETWORKING EQUIPMENT
       Calient Networks, Pfd, Series D Shrs(a)(k)                         1,925,754                   13,913,578
================================================================================================================
       TOTAL PREFERRED STOCKS (COST $14,213,578)                                                      13,945,010
================================================================================================================

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

0.03   FIXED INCOME SECURITIES -- CORPORATE BONDS
0.03   NETWORKING EQUIPMENT
       Kestrel Solutions, Conv Sub Notes(h), 5.500%, 7/15/2005
        (Cost $2,500,000)                                             $   2,500,000              $       625,000
================================================================================================================
0.38   OTHER SECURITIES
0.38   DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(i)(k)
        (Cost $9,400,000)                                                 9,400,000                    9,009,242
================================================================================================================
3.86   SHORT-TERM INVESTMENTS
3.05   US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae, Discount Notes
         3.380%, 10/30/2001                                           $  15,881,000                   15,837,625
         3.350%, 1/24/2002(g)                                         $  32,500,000                   32,150,710
       Freddie Mac, Discount Notes(g), 3.360%, 1/3/2002               $  23,800,000                   23,590,235
================================================================================================================
       TOTAL US GOVERNMENT AGENCY OBLIGATIONS
        (Amortized Cost $71,578,570)                                                                  71,578,570
================================================================================================================
0.81   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street
         dated 9/28/2001 due 10/1/2001 at 3.250%,
         repurchased at $19,050,158 (Collateralized by
         Federal Home Loan Bank Bonds, due 1/13/2003
         at 5.125%, value $19,450,090) (Cost $19,045,000)             $  19,045,000                   19,045,000
================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS
         (AMORTIZED COST $90,623,570)                                                                 90,623,570
================================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $3,880,470,451)
       (Cost for Income Tax Purposes $3,987,353,765)                                             $ 2,349,104,095
================================================================================================================

TELECOMMUNICATIONS FUND
79.84  COMMON STOCKS
4.21   ALTERNATIVE CARRIERS
       Asia Global Crossing Ltd Class A Shrs(a)(c)         BD             3,970,400              $     8,933,400
       Cable & Wireless PLC                                UK               923,600                    3,804,155
       Global Crossing Ltd(a)(b)                           BD             2,880,100                    5,184,180
       Time Warner Telecom Class A Shrs(a)                                1,899,100                   13,768,475
================================================================================================================
                                                                                                      31,690,210
4.88   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                        768,200                   20,472,530
       Illuminet Holdings(a)                                                115,900                    4,441,288
       Openwave Systems(a)(b)                                               587,986                    7,496,822
       SignalSoft Corp(a)                                                 1,102,100                    4,331,033
================================================================================================================
                                                                                                      36,741,673
4.99   CABLE & SATELLITE OPERATORS
       Comcast Corp Special Class A Shrs(a)                                 388,900                   13,949,843
       EchoStar Communications Class A Shrs(a)(b)                         1,012,900                   23,570,183
================================================================================================================
                                                                                                      37,520,026

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

3.74   CABLE & SATELLITE PROGRAMMERS
       Liberty Media Class A Shrs(a)                                      2,214,700              $    28,126,690
================================================================================================================
1.44   COMPUTER STORAGE & PERIPHERALS
       Brocade Communications Systems(a)                                    222,900                    3,127,287
       EMC Corp(a)                                                          657,100                    7,720,925
================================================================================================================
                                                                                                      10,848,212
5.02   ELECTRONIC EQUIPMENT & INSTRUMENTS
       Celestica Inc(a)                                    CA               479,900                   13,101,270
       Flextronics International Ltd(a)                    SN               927,400                   15,339,196
       Sanmina Corp(a)(b)                                                   685,900                    9,314,522
================================================================================================================
                                                                                                      37,754,988
11.46  INTEGRATED TELECOMMUNICATION SERVICES
       AT&T Canada Class B Depository Receipts(a)(b)       CA               517,900                   15,024,279
       AT&T Corp                                                            515,000                    9,939,500
       BellSouth Corp                                                       717,700                   29,820,435
       COLT Telecom Group PLC Sponsored ADR                UK
         Representing 4 Ord Shrs(a)                                         330,800                    1,505,140
       Portugal Telecom SGPS SA Sponsored ADR              PO
         Representing Ord Shrs(a)(b)                                      1,397,700                   10,035,486
       SBC Communications(d)                                                422,886                   19,926,388
================================================================================================================
                                                                                                      86,251,228
6.15   INTEGRATED TELECOMMUNICATION
          SERVICES -- LONG DISTANCE
       Allegiance Telecom(a)                                              3,534,400                   10,638,544
       Qwest Communications International                                   794,931                   13,275,348
       WorldCom Inc-WorldCom Group(a)                                     1,485,968                   22,348,959
================================================================================================================
                                                                                                      46,262,851
0.54   INTERNET SOFTWARE & SERVICES
       Digex Inc(a)                                                       1,210,200                    4,042,068
================================================================================================================
3.96   MOVIES & ENTERTAINMENT
       AOL Time Warner(a)                                                   542,200                   17,946,820
       Gemstar-TV Guide International(a)                                    602,900                   11,883,159
================================================================================================================
                                                                                                      29,829,979
1.44   NATURAL GAS PIPELINES
       El Paso(b)                                                           260,082                   10,806,407
================================================================================================================
3.06   NETWORKING EQUIPMENT
       Cisco Systems(a)                                                   1,125,900                   13,713,462
       Corvis Corp(a)(h)                                                    894,060                    1,358,971
       Extreme Networks(a)                                                  316,800                    2,189,088
       ONI Systems(a)(b)                                                    879,400                    3,543,982
       Riverstone Networks(a)                                               417,950                    2,194,237
================================================================================================================
                                                                                                      22,999,740
3.73   SEMICONDUCTORS
       Agere Systems Class A Shrs(a)                                      1,416,900                    5,851,797
       Applied Micro Circuits(a)                                            808,500                    5,651,415
       PMC-Sierra Inc(a)(b)                                                 286,100                    2,938,247
       RF Micro Devices(a)(b)                                               514,100                    8,534,060

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

       Vitesse Semiconductor(a)(b)                                          654,100              $     5,069,275
================================================================================================================
                                                                                                      28,044,794
0.81   SYSTEMS SOFTWARE
       Micromuse Inc(a)                                                   1,072,800                    6,093,504
================================================================================================================
12.44  TELECOMMUNICATIONS EQUIPMENT
       CIENA Corp(a)                                                        775,300                    7,977,837
       Comverse Technology(a)                                               588,400                   12,050,432
       Ericsson (L M) Telephone Sponsored ADR              SW
         Representing Series B Shrs                                       1,240,600                    4,329,694
       JDS Uniphase(a)                                                      788,420                    4,982,814
       Nokia Corp Sponsored ADR Representing Ord Shrs(b)   FI             1,156,500                   18,099,225
       QUALCOMM Inc(a)                                                      217,500                   10,339,950
       Research in Motion Ltd(a)(b)                        CA               222,100                    3,571,368
       Scientific-Atlanta Inc                                               222,800                    3,910,140
       Tekelec(a)(b)                                                      1,179,200                   15,530,064
       UTStarcom Inc(a)                                                     787,100                   12,790,375
================================================================================================================
                                                                                                      93,581,899
11.97  WIRELESS TELECOMMUNICATION SERVICES
       AT&T Wireless(a)                                                     602,400                    8,999,856
       China Mobile Ltd(a)                                 HK             1,342,700                    4,269,371
       Leap Wireless International(a)(b)                                    244,100                    3,832,370
       Nextel Communications Class A Shrs(a)(b)                           1,962,500                   16,956,000
       Nextel Partners Class A Shrs(a)                                    1,162,400                    7,822,952
       NTT DoCoMo                                          JA                   470                    6,351,884
       Sprint Corp PCS Series 1 Shrs(a)(b)                                  382,700                   10,061,183
       Telecom Italia Mobile SpA                           IT             2,600,200                   12,621,451
       Vodafone Group PLC                                  UK             6,569,315                   14,482,384
       Western Wireless Class A Shrs(a)                                     138,000                    4,661,640
================================================================================================================
                                                                                                      90,059,091
       TOTAL COMMON STOCKS (COST $1,175,573,662)                                                     600,653,360
================================================================================================================
0.72   PREFERRED STOCKS
0.72   NETWORKING EQUIPMENT
       Calient Networks, Pfd, Series D Shrs(a)(k) (Cost $5,438,366)         752,715                    5,438,366
================================================================================================================
1.48   FIXED INCOME SECURITIES -- CORPORATE BONDS
1.39   INTEGRATED TELECOMMUNICATION
          SERVICES -- LONG DISTANCE
       Esat Telecom Group PLC
         Sr Deferred Step-Up Notes(e), Zero Coupon(f), 2/1/2007       $   7,154,000                    7,487,083
         Sr Notes, Series B, 11.875%, 12/1/2008                       $   2,500,000                    2,973,705
================================================================================================================
                                                                                                      10,460,788
0.09   NETWORKING EQUIPMENT
       Kestrel Solutions, Conv Sub Notes(h), 5.500%, 7/15/2005        $   2,500,000                      625,000
================================================================================================================
       TOTAL FIXED INCOME SECURITIES
         (AMORTIZED COST $12,970,672)                                                                 11,085,788
================================================================================================================
1.18   OTHER SECURITIES
1.18   DIVERSIFIED FINANCIAL SERVICES
       BlueStream Ventures LP(a)(i)(k) (Cost $9,250,000)                  9,250,000                    8,865,478
================================================================================================================

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

16.78  SHORT-TERM INVESTMENTS
4.65   COMMERCIAL PAPER
4.65   BANKS
       Citicorp, 3.350%, 10/1/2001 (Cost $35,000,000)                 $  35,000,000              $    35,000,000
================================================================================================================
8.18   INVESTMENT COMPANIES
       INVESCO Treasurer's Series Money Market
         Reserve Fund, 2.775% (Cost $61,516,013)                         61,516,013                   61,516,013
================================================================================================================
3.95   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street
         dated 9/28/2001 due 10/1/2001 at 3.250%,
         repurchased at $29,735,051 (Collateralized
         by Fannie Mae Benchmark Notes, due 9/15/2009
         at 6.625%, value $31,589,971) (Cost $29,727,000)             $  29,727,000                   29,727,000
================================================================================================================
       TOTAL SHORT-TERM INVESTMENTS (COST $126,243,013)                                              126,243,013
================================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $1,329,475,713)
       (Cost for Income Tax Purposes $1,352,466,617)                                             $   752,286,005
================================================================================================================

UTILITIES FUND
94.95  COMMON STOCKS
2.09   ALTERNATIVE CARRIERS
       Cable & Wireless PLC                                                 383,900              $     1,581,220
       Time Warner Telecom Class A Shrs(a)                                  197,700                    1,433,325
================================================================================================================
                                                                                                       3,014,545
1.67   APPLICATION SOFTWARE
       Amdocs Ltd(a)                                                         90,100                    2,401,165
================================================================================================================
44.96  ELECTRIC UTILITIES
       Alliant Energy                                                       209,946                    6,571,310
       Calpine Corp(a)                                                      225,500                    5,143,655
       Constellation Energy Group                                           131,500                    3,182,300
       Dominion Resources                                                   111,900                    6,641,265
       Duke Energy                                                          235,018                    8,895,431
       Exelon Corp                                                          129,875                    5,792,425
       FPL Group                                                             49,900                    2,672,145
       Mirant Corp(a)                                                       225,900                    4,947,210
       Pinnacle West Capital                                                144,700                    5,744,590
       PPL Corp                                                              83,500                    2,722,100
       Reliant Energy                                                       103,500                    2,724,120
       Reliant Resources(a)                                                 208,800                    3,382,560
       TXU Corp                                                             138,700                    6,424,584
================================================================================================================
                                                                                                      64,843,695
1.20   GAS UTILITIES
       ONEOK Inc                                                            104,500                    1,730,520
================================================================================================================
20.58  INTEGRATED TELECOMMUNICATION SERVICES
       ALLTEL Corp                                                           80,300                    4,653,385
       AT&T Canada Class B Depository Receipts(a)                           117,600                    3,411,576
       AT&T Corp                                                             86,200                    1,663,660

                                                                            SHARES,
                                                      COUNTRY              UNITS OR
                                                      CODE IF             PRINCIPAL
%      DESCRIPTION                                     NON US                AMOUNT                        VALUE
----------------------------------------------------------------------------------------------------------------

       BellSouth Corp                                                       135,600              $     5,634,180
       COLT Telecom Group PLC Sponsored ADR
         Representing 4 Ord Shrs(a)                                          29,900                      136,045
       Portugal Telecom SGPS SA Sponsored ADR
         Representing Ord Shrs(a)                                           266,600                    1,914,188
       SBC Communications                                                   124,212                    5,852,869
       Telefonica SA Sponsored ADR
         Representing 3 Ord Shrs(a)                                          97,875                    3,322,856
       Verizon Communications                                                57,096                    3,089,465
================================================================================================================
                                                                                                      29,678,224
2.45   INTEGRATED TELECOMMUNICATION
          SERVICES -- LONG DISTANCE
       Allegiance Telecom(a)                                                483,100                    1,454,131
       Qwest Communications International                                    37,300                      622,910
       WorldCom Inc-WorldCom Group(a)                                        96,735                    1,454,894
================================================================================================================
                                                                                                       3,531,935
13.58  NATURAL GAS PIPELINES
       Dynegy Inc Class A Shrs                                               81,600                    2,827,440
       El Paso                                                              190,070                    7,897,409
       Enron Corp                                                            84,000                    2,287,320
       Kinder Morgan Management LLC(a)                                       67,384                    2,321,379
       Williams Cos                                                         155,500                    4,245,150
================================================================================================================
                                                                                                      19,578,698
3.03   OIL & GAS EXPLORATION & PRODUCTION
       NRG Energy(a)                                                        270,000                    4,376,700
================================================================================================================
0.72   STEEL
       Oregon Steel Mills(a)                                                193,000                    1,032,550
================================================================================================================
4.67   WIRELESS TELECOMMUNICATION SERVICES
       Nextel Communications Class A Shrs(a)                                208,300                    1,799,712
       Nextel Partners Class A Shrs(a)                                      168,300                    1,132,659
       Sprint Corp PCS Series 1 Shrs(a)                                      72,300                    1,900,767
       Vodafone Group PLC                                                   862,072                    1,900,481
================================================================================================================
                                                                                                       6,733,619
       TOTAL COMMON STOCKS (COST $143,069,934)                                                       136,921,651
================================================================================================================
5.05   SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street
         dated 9/28/2001 due 10/1/2001 at 3.250%,
         repurchased at $7,289,974 (Collateralized by
         Fannie Mae Benchmark Notes, due 9/15/2009
         at 6.625%, value $7,444,630)(Cost $7,288,000)                $   7,288,000                    7,288,000
================================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $150,357,934)(j)                                                                    $   144,209,651
================================================================================================================

(a)  Security is non-income producing.
(b) Loaned Security, a portion or all of the security is on loan at September 30, 2001.
(c)  Security is an affiliated company (See Notes).
(d)   Represents troy ounces.
(e) Step-up securities are obligations which increase the interest rate at a specific point in time. Rate shown reflects current rate which may step-up at a future date.
(f)  Rate is subject to change. Rate shown reflects current rate.
(g) Security or a portion of the security has been designated as collateral for written options.
(h) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.
(i) The Technology and Telecommunications Funds have remaining commitments of $14,100,000 and $13,875,000, respectively, to purchase additional interests in BlueStream Ventures LP, which are subject to the terms of the limited partnership agreement.
(j)   Also represents cost for income tax purposes.
(k)   The following are restricted securities at September 30, 2001:

SCHEDULE OF RESTRICTED OR ILLIQUID SECURITIES

                                                                                    VALUE AS
                                              ACQUISITION      ACQUISITION              % OF
DESCRIPTION                                       DATE(S)            COSTS        NET ASSETS
--------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND
Athersys Inc, Conv Pfd, Class F Shrs              4/17/00   $    5,000,000             0.31%
Ecogen Technologies I                           11/18/92-
                                                  1/28/94        1,140,000             0.00
Ingenex Inc, Conv Pfd, Series B Shrs              9/27/94          600,000             0.00
Janus Biomedical, Conv Pfd, Series A Shrs          3/2/94        1,000,000             0.00
MedClone Trust                                    9/30/97          101,310             0.00
MedClone Inc, Conv Pfd, Series G Shrs            10/21/93        1,000,001             0.00
Scimagix Inc, Pfd, Series C Shrs                  5/24/01        1,350,000             0.08
UltraGuide Inc, Pfd
    Series E Shrs                                  6/1/01        1,348,502             0.08
    Series F Shrs                                  6/1/01          151,500             0.01
============================================================================================
                                                                                       0.48%
============================================================================================

TECHNOLOGY FUND
BlueStream Ventures LP                            8/3/00-
                                                   6/1/01   $    9,400,000             0.38%
Calient Networks, Pfd, Series D Shrs              12/8/00       13,913,578             0.59
Ingenex Inc, Pfd, Series B Shrs                   9/27/94          300,000             0.00
============================================================================================
                                                                                       0.97%
============================================================================================

TELECOMMUNCIATIONS FUND
BlueStream Ventures LP                            8/3/00-
                                                   6/1/01   $    9,250,000             1.13%
Calient Networks, Pfd, Series D Shrs              12/8/00        5,438,366             0.70
============================================================================================
                                                                                       1.83%
============================================================================================

OPTION CONTRACTS

                        NUMBER OF       EXPIRATION      EXERCISE        PREMIUMS       MARKET
                        CONTRACTS             DATE         PRICE        RECEIVED        VALUE
---------------------------------------------------------------------------------------------
TECHNOLOGY FUND
OPTIONS WRITTEN
CALLS
Oracle Corp               (8,785)           1/1/02        $   20     $   939,963 $   (175,700)
Polycom Inc               (5,965)           1/1/02            30       1,538,481   (1,461,425)
VeriSign Inc              (5,021)          10/1/01            45         649,930   (1,054,410)
==============================================================================================
                                                                     $ 3,128,374 $ (2,691,535)
==============================================================================================
PUTS
Dell Computer            (10,395)          11/1/01        $   25     $ 2,203,665 $ (6,756,750)
Oracle Corp              (13,029)           1/1/02            15       2,696,912   (4,429,860)
==============================================================================================
                                                                     $ 4,900,577 $(11,186,610)
==============================================================================================
TOTAL OPTIONS WRITTEN                                                $ 8,028,951 $(13,878,145)
==============================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY

                                                   % OF
                               COUNTRY       INVESTMENT
COUNTRY                           CODE       SECURITIES                   VALUE
--------------------------------------------------------------------------------

ENERGY FUND
Canada                              CA            2.38%      $        7,692,000
France                              FR            5.31               17,119,200
Indonesia                           ID            6.47               20,880,000
Norway                              NO            1.02                3,273,928
United Kingdom                      UK            4.27               13,767,600
United States                                    80.55              259,823,131
================================================================================
                                                100.00%      $      322,555,859
================================================================================

GOLD FUND
Canada                              CA           42.04%      $       32,659,580
Indonesia                           ID            1.40                1,087,500
South Africa                        SF            9.23                7,171,800
United States                                    47.33               36,766,210
================================================================================
                                                100.00%      $       77,685,090
================================================================================

LEISURE FUND
Australia                           AS            1.17%      $        6,665,431
Belgium                             BE            1.22                6,930,769
Brazil                              BR            0.51                2,907,416
Canada                              CA            0.73                4,158,044
Denmark                             DA            2.62               14,925,172
France                              FR            1.79               10,176,112
Hong Kong                           HK            0.15                  837,915
Netherlands                         NL            3.67               20,901,740
Spain                               SP            0.64                3,678,764
United Kingdom                      UK            2.89               16,478,582
United States                                    84.61              481,974,487
================================================================================
                                                100.00%      $      569,634,432
================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY
(CONTINUED)

                                                   % OF
                               COUNTRY       INVESTMENT
COUNTRY                           CODE       SECURITIES                   VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND
Bermuda                             BD            1.88%      $       14,117,580
Canada                              CA            4.21               31,696,917
Finland                             FI            2.41               18,099,225
Hong Kong                           HK            0.57                4,269,371
Ireland                             IE            1.39               10,460,788
Italy                               IT            1.68               12,621,451
Japan                               JA            0.84                6,351,884
Portugal                            PO            1.33               10,035,486
Singapore                           SN            2.04               15,339,196
Sweden                              SW            0.58                4,329,694
United Kingdom                      UK            2.63               19,791,679
United States                                    80.44              605,172,734
================================================================================
                                                100.00%      $      752,286,005
================================================================================

See Notes to Financial Statements

FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2001
UNAUDITED

                                                                                             FINANCIAL
                                                                      ENERGY                  SERVICES
                                                                        FUND                      FUND
-------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                 $   364,578,446         $   1,145,714,982
=======================================================================================================
  At Value(a)                                                $   322,555,859         $   1,212,682,872
Cash                                                                 200,715                   570,845
Foreign Currency (Cost $11,758 and $0, respectively)                  10,886                         0
Receivables:
  Investment Securities Sold                                       8,625,010                 8,123,462
  Fund Shares Sold                                                 3,270,328                11,202,475
  Dividends and Interest                                             306,154                 1,323,207
  Other Investments (Note 6)                                         434,600                         0
Prepaid Expenses and Other Assets                                     82,000                   120,327
=======================================================================================================
TOTAL ASSETS                                                     335,485,552             1,234,023,188
=======================================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased                                  1,815,785                 2,683,150
  Fund Shares Repurchased                                                  0                 3,541,188
  Securities Loaned                                                  434,600                         0
Accrued Distribution Expenses
  Investor Class                                                      68,866                   222,847
  Class C                                                              6,616                     9,453
  Class K                                                                  1                        11
Accrued Expenses and Other Payables                                   24,053                   145,977
=======================================================================================================
TOTAL LIABILITIES                                                  2,349,921                 6,602,626
=======================================================================================================
NET ASSETS AT VALUE                                          $   333,135,631         $   1,227,420,562
=======================================================================================================
NET ASSETS
Paid-in Capital(b)                                           $   401,227,132         $   1,049,843,987
Accumulated Undistributed Net Investment Income (Loss)              (790,368)                1,776,646
Accumulated Undistributed Net Realized Gain (Loss) on
  Investment Securities and Foreign Currency Transactions        (25,277,674)              108,833,200
Net Appreciation (Depreciation) of Investment Securities and
  Foreign Currency Transactions                                  (42,023,459)               66,966,729
=======================================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding        $   333,135,631         $   1,227,420,562
=======================================================================================================
NET ASSETS AT VALUE:
  Investor Class                                             $   324,426,220         $   1,213,253,832
=======================================================================================================
  Class C                                                    $     8,707,652         $      14,131,764
=======================================================================================================
  Class K                                                    $         1,759         $          34,966
=======================================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2001
UNAUDITED
                                                                                             FINANCIAL
                                                                      ENERGY                  SERVICES
                                                                        FUND                      FUND
                                                                  (CONTINUED)               (CONTINUED)
-------------------------------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                                                  21,007,384                44,699,666
  Class C                                                            570,096                   529,216
  Class K                                                                117                     1,310
=======================================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share
  Investor Class                                             $         15.44         $           26.96
  Class C (excludes applicable contingent deferred
    sales charge)                                            $         15.27         $           26.70
  Class K                                                    $         15.04         $           26.68
=======================================================================================================

(a) Investment securities at cost and value at September 30, 2001 include repurchase agreements of $2,785,000 and $6,020,000 for Energy and Financial Services Funds, respectively.
(b) INVESCO Sector Funds, Inc. have five billion authorized shares of common stock, par value $0.01 per share. Of such shares, 300 million have been allocated to Energy Fund and 500 million to Financial Services Fund: 100 million to Energy Fund - Investor Class, 100 million to Energy Fund - Class C, 100 million to Energy Fund - Class K, 300 million to Financial Services Fund - Investor Class, 100 million to Financial Services Fund - Class C and 100 million to Financial Services Fund - Class K.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
(CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2001
UNAUDITED

                                                                                                HEALTH
                                                                        GOLD                  SCIENCES
                                                                        FUND                      FUND
-------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                                              $    77,440,143         $   1,469,902,006
=======================================================================================================
  At Value(a)(b)                                             $    77,685,090         $   1,631,019,726
Cash                                                                     444                         0
Receivables:
  Investment Securities Sold                                       4,702,159                16,152,661
  Fund Shares Sold                                                 1,044,181                10,846,651
  Dividends and Interest                                             100,948                   673,804
Other Investments (Note 6)                                         7,000,300                28,499,700
Prepaid Expenses and Other Assets                                     34,715                   161,984
=======================================================================================================
TOTAL ASSETS                                                      90,567,837             1,687,354,526
=======================================================================================================
LIABILITIES
Payables:
  Custodian                                                                0                    15,647
  Investment Securities Purchased                                     62,445                19,847,154
  Fund Shares Repurchased                                          1,802,246                 7,169,238
  Securities Loaned                                                7,000,300                28,499,700
Accrued Distribution Expenses
  Investor Class                                                      13,789                   293,076
  Class C                                                                122                    10,553
  Class K                                                                 --                        24
Accrued Expenses and Other Payables                                   35,648                   164,291
=======================================================================================================
TOTAL LIABILITIES                                                  8,914,550                55,999,683
=======================================================================================================
NET ASSETS AT VALUE                                          $    81,653,287         $   1,631,354,843
=======================================================================================================
NET ASSETS
Paid-in Capital(c)                                           $   284,169,745         $   1,612,080,319
Accumulated Undistributed (Distribution in Excess of)
  Net Investment Loss                                               (719,102)               (6,837,525)
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency Transactions       (202,042,303)             (134,997,721)
Net Appreciation of Investment Securities and
  Foreign Currency Transactions                                      244,947               161,109,770
=======================================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding        $    81,653,287         $   1,631,354,843
=======================================================================================================
NET ASSETS AT VALUE:
  Investor Class                                             $    81,394,580         $   1,608,747,832
=======================================================================================================
  Class C                                                    $       258,707         $      22,554,157
=======================================================================================================
  Class K                                                                 --         $          52,854
=======================================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2001
UNAUDITED
                                                                                                HEALTH
                                                                        GOLD                  SCIENCES
                                                                        FUND                      FUND
                                                                  (CONTINUED)               (CONTINUED)
-------------------------------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                                                  47,246,033                33,663,794
  Class C                                                            140,168                   478,268
  Class K                                                                 --                     1,118
=======================================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share
  Investor Class                                             $          1.72         $           47.79
  Class C (excludes applicable contingent deferred
    sales charge)                                            $          1.85         $           47.16
  Class K                                                                 --         $           47.28
======================================================================================================

(a) Investment securities at cost and value at September 30, 2001 include repurchase agreements of $8,276,000 and $19,629,000 for Gold and Health Sciences Funds, respectively.
(b) Investment securities at September 30, 2001 includes gold bullion cost of $9,475,205 and value of $9,817,400 for Gold Fund.
(c) INVESCO Sector Funds, Inc. have five billion authorized shares of common stock, par value $0.01 per share. Of such shares, 400 million have been allocated to Gold Fund and 300 million to Health Sciences Fund: 200 million to Gold Fund - Investor Class, 200 million to Gold Fund - Class C, 100 million to Health Sciences Fund - Investor Class, 100 million to Health Sciences Fund - Class C and 100 million to Health Sciences Fund - Class K.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
(CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2001
UNAUDITED

                                                                                           REAL ESTATE
                                                                     LEISURE               OPPORTUNITY
                                                                        FUND                      FUND
-------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                 $   573,452,392         $      26,821,207
=======================================================================================================
  At Value(a)                                                $   569,634,432         $      27,092,974
Cash                                                                       0                   359,445
Foreign Currency (Cost $49,953 and $0, respectively)                  49,713                         0
Receivables:
  Investment Securities Sold                                       7,244,622                   681,070
  Fund Shares Sold                                                 1,426,826                 2,257,900
  Dividends and Interest                                             643,889                   148,457
Other Investments (Note 6)                                        41,483,775                         0
Prepaid Expenses and Other Assets                                     79,368                    12,858
=======================================================================================================
TOTAL ASSETS                                                     620,562,625                30,552,704
=======================================================================================================
LIABILITIES
Payables:
  Custodian                                                            4,742                         0
  Distributions to Shareholders                                            0                     6,924
  Investment Securities Purchased                                    546,616                 1,414,962
  Fund Shares Repurchased                                          4,738,542                   103,473
  Securities Loaned                                               41,483,775                         0
Accrued Distribution Expenses
  Investor Class                                                     116,530                     5,317
  Class C                                                              6,217                       800
Accrued Expenses and Other Payables                                   44,600                     2,160
=======================================================================================================
TOTAL LIABILITIES                                                 46,941,022                 1,533,636
=======================================================================================================
NET ASSETS AT VALUE                                          $   573,621,603         $      29,019,068
=======================================================================================================
NET ASSETS
Paid-in Capital(b)                                           $   569,528,319         $      37,582,898
Accumulated Undistributed Net Investment Income (Loss)            (1,877,485)                      345
Accumulated Undistributed Net Realized Gain (Loss) on
  Investment Securities and Foreign Currency Transactions          9,787,176                (8,835,942)
Net Appreciation (Depreciation) of Investment Securities and
  Foreign Currency Transactions                                   (3,816,407)                  271,767
=======================================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding        $   573,621,603         $      29,019,068
=======================================================================================================
NET ASSETS AT VALUE:
  Investor Class                                             $   567,036,702         $      27,687,690
=======================================================================================================
  Class C                                                    $     6,584,901         $       1,331,378
=======================================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2001
UNAUDITED

                                                                                           REAL ESTATE
                                                                     LEISURE               OPPORTUNITY
                                                                        FUND                      FUND
                                                                  (CONTINUED)               (CONTINUED)
-------------------------------------------------------------------------------------------------------

Shares Outstanding
  Investor Class                                                  18,289,347                 4,004,571
  Class C                                                            215,090                   192,995
=======================================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share
  Investor Class                                             $         31.00         $            6.91
  Class C (excludes applicable contingent deferred
    sales charge)                                            $         30.61         $            6.90

(a) Investment securities at cost and value at September 30, 2001 include repurchase agreements of $11,224,000 and $1,948,000 for Leisure and Real Estate Opportunity Funds, respectively.
(b) INVESCO Sector Funds, Inc. have five billion authorized shares of common stock, par value $0.01 per share. Of such shares, 300 million have been allocated to Leisure Fund and 200 million to Real Estate Opportunity Fund:
     100 million to each Investor Class and 100 million to each Class C.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
(CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2001
UNAUDITED

                                                                  TECHNOLOGY        TELECOMMUNICATIONS
                                                                        FUND                      FUND
-------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                 $ 3,880,470,451        $    1,329,475,713
=======================================================================================================
  At Value(a)                                                $ 2,349,104,095        $      752,286,005
Cash                                                               7,356,765                         0
Receivables:
  Investment Securities Sold                                      16,140,762                15,394,362
  Fund Shares Sold                                                27,023,843                23,883,103
  Dividends and Interest                                              50,652                   268,269
Other Investments (Note 6)                                        97,853,663                80,837,650
Prepaid Expenses and Other Assets                                    395,375                    93,465
=======================================================================================================
TOTAL ASSETS                                                   2,497,925,155               872,762,854
=======================================================================================================
LIABILITIES
Options Written at Value (Premiums Received $8,028,951
  and $0, respectively)                                           13,878,145                         0
Payables:
  Custodian                                                                0                   295,508
  Investment Securities Purchased                                  6,873,385                 3,347,033
  Fund Shares Repurchased                                          6,129,979                 6,891,179
  Securities Loaned                                               97,853,663                80,837,650
Accrued Distribution Expenses
  Investor Class                                                     303,491                   155,500
  Class C                                                              8,459                     6,930
  Class K                                                                 12                         1
Accrued Expenses and Other Payables                                  264,935                    97,012
=======================================================================================================
TOTAL LIABILITIES                                                125,312,069                91,630,813
=======================================================================================================
NET ASSETS AT VALUE                                          $ 2,372,613,086        $      781,132,041
=======================================================================================================
NET ASSETS
Paid-in Capital(b)                                           $ 6,157,717,138        $    2,219,402,312
Accumulated Undistributed Net Investment Loss                    (13,499,935)               (1,828,285)
Accumulated Undistributed Net Realized Loss on
  Investment Securities, Foreign Currency Transactions
  and Option Contracts                                        (2,234,388,567)             (859,251,316)
Net Depreciation of Investment Securities, Foreign Currency
  Transactions and Option Contracts                           (1,537,215,550)             (577,190,670)
=======================================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding        $ 2,372,613,086        $      781,132,041
=======================================================================================================
NET ASSETS AT VALUE:
  Institutional Class                                        $   908,379,546                        --
=======================================================================================================
  Investor Class                                             $ 1,454,144,412        $      768,691,528
=======================================================================================================
  Class C                                                    $    10,046,610        $       12,438,644
=======================================================================================================
  Class K                                                    $        42,518        $            1,869
=======================================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2001
UNAUDITED

                                                                  TECHNOLOGY        TELECOMMUNICATIONS
                                                                        FUND                      FUND
                                                                  (CONTINUED)               (CONTINUED)
-------------------------------------------------------------------------------------------------------
Shares Outstanding
  Institutional Class                                             37,760,815                        --
  Investor Class                                                  61,264,714                55,159,338
  Class C                                                            430,328                   905,063
  Class K                                                              1,805                       134
=======================================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share
  Institutional Class                                        $         24.06                        --
  Investor Class                                             $         23.74        $            13.94
  Class C (excludes applicable contingent deferred
    sales charge)                                            $         23.35        $            13.74
  Class K                                                    $         23.55        $            13.89
=======================================================================================================

(a) Investment securities at cost and value at September 30, 2001 include repurchase agreements of $19,045,000 and $29,727,000 for the Technology and Telecommunications Funds, respectively.
(b) INVESCO Sector Funds, Inc. have five billion authorized shares of common stock, par value $0.01 per share. Of such shares, 800 million have been allocated to Technology Fund and 700 million to Telecommunications Fund:
     300 million to Technology Fund - Institutional Class, 300 million to Technology Fund - Investor Class, 100 million to Technology Fund - Class C, 100 million to Technology Fund - Class K, 300 million to Telecommunications Fund - Investor Class, 200 million to Telecommunications Fund - Class C and 200 million to Telecommunications Fund - Class K.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
(CONTINUED)
INVESCO SECTOR FUNDS, INC.
SEPTEMBER 30, 2001
UNAUDITED
                                                                      UTILITIES
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                 $      150,357,934
================================================================================
  At Value(a)                                                $      144,209,651
Receivables:
  Investment Securities Sold                                          3,123,442
  Fund Shares Sold                                                      624,565
  Dividends and Interest                                                193,223
Other Investments (Note 6)                                            2,774,613
Prepaid Expenses and Other Assets                                        35,413
================================================================================
TOTAL ASSETS                                                        150,960,907
================================================================================
LIABILITIES
Payables:
  Custodian                                                             197,206
  Distributions to Shareholders                                          16,483
  Investment Securities Purchased                                       183,043
  Fund Shares Repurchased                                             1,559,296
  Securities Loaned                                                   2,774,613
Accrued Distribution Expenses
  Investor Class                                                         29,068
  Class C                                                                 1,632
Accrued Expenses and Other Payables                                      23,128
================================================================================
TOTAL LIABILITIES                                                     4,784,469
================================================================================
NET ASSETS AT VALUE                                          $      146,176,438
================================================================================
NET ASSETS
Paid-in Capital(b)                                           $      157,278,412
Accumulated Undistributed Net Investment Income                          17,730
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency Transactions            (4,971,421)
Net Depreciation of Investment Securities
  and Foreign Currency Transactions                                  (6,148,283)
================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding        $      146,176,438
================================================================================
NET ASSETS AT VALUE:
  Investor Class                                             $      144,157,937
================================================================================
  Class C                                                    $        2,018,501
================================================================================
Shares Outstanding
  Investor Class                                                     13,072,875
  Class C                                                               184,379
================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share
  Investor Class                                             $            11.03
  Class C (excludes applicable contingent deferred
    sales charge)                                            $            10.95
================================================================================

(a) Investment securities at cost and value at September 30, 2001 includes a repurchase agreement of $7,288,000.
(b) INVESCO Sector Funds, Inc. have five billion authorized shares of common stock, par value $0.01 per share. Of such shares, 200 million have been allocated to Utilities Fund: 100 million to Investor Class and 100 million to Class C.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO SECTOR FUNDS, INC.
SIX MONTHS ENDED SEPTEMBER 30, 2001
UNAUDITED

                                                                             FINANCIAL
                                                       ENERGY                 SERVICES
                                                         FUND                     FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                      $    2,254,840          $    9,186,930
Dividends from Affiliated Investment Companies         60,215                 574,533
Interest                                              455,018               1,127,047
Securities Loaned Income                                5,977                       0
  Foreign Taxes Withheld                              (34,808)                (42,593)
======================================================================================
  TOTAL INCOME                                      2,741,242              10,845,917
======================================================================================
EXPENSES
Investment Advisory Fees                            1,760,350               4,484,677
Distribution Expenses
  Investor Class                                      596,744               1,781,321
  Class C                                              52,052                  71,411
  Class K                                                   3                      46
Transfer Agent Fees                                   767,932               1,901,402
Administrative Services Fees                          114,756                 328,856
Custodian Fees and Expenses                            29,392                  78,213
Directors' Fees and Expenses                           13,078                  32,102
Interest Expenses                                       8,034                  13,196
Professional Fees and Expenses                         14,257                  30,617
Registration Fees and Expenses - Investor Class        42,155                  56,871
Reports to Shareholders                               129,613                 265,449
Other Expenses                                          7,905                  21,374
======================================================================================
  TOTAL EXPENSES                                    3,536,271               9,065,535
  Fees and Expenses Paid Indirectly                   (24,701)                (71,262)
======================================================================================
    NET EXPENSES                                    3,511,570               8,994,273
======================================================================================
NET INVESTMENT INCOME (LOSS)                         (770,328)              1,851,644
======================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                           (23,418,227)             53,672,494
  Foreign Currency Transactions                          (306)                (18,104)
======================================================================================
    Total Net Realized Gain (Loss)                (23,418,533)             53,654,390
======================================================================================
Change in Net Appreciation (Depreciation) of:
  Investment Securities                           (90,424,935)           (152,251,836)
  Foreign Currency Transactions                             0               2,125,142
======================================================================================
    Total Net Depreciation                        (90,424,935)           (150,126,694)
======================================================================================
NET LOSS ON INVESTMENT SECURITIES
   AND FOREIGN CURRENCY TRANSACTIONS             (113,843,468)            (96,472,304)
======================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS     $ (114,613,796)         $  (94,620,660)
======================================================================================

See Notes to Financial Statements

STATEMENT OF OPERATIONS (CONTINUED)
INVESCO SECTOR FUNDS, INC.
SIX MONTHS ENDED SEPTEMBER 30, 2001
UNAUDITED

                                                                               HEALTH
                                                         GOLD                SCIENCES
                                                         FUND                    FUND
-------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                      $      335,539          $   3,998,347
Interest                                              107,348                344,630
Securities Loaned Income                                2,813                 17,587
  Foreign Taxes Withheld                              (13,139)               (86,177)
=====================================================================================
  TOTAL INCOME                                        432,561              4,274,387
=====================================================================================
EXPENSES
Investment Advisory Fees                              272,976              5,213,321
Distribution Expenses
  Investor Class                                       90,857              2,113,370
  Class C                                                 538                 67,793
  Class K                                                  --                    150
Transfer Agent Fees                                   290,859              2,544,252
Administrative Services Fees                           21,379                388,472
Custodian Fees and Expenses                            21,705                 99,325
Directors' Fees and Expenses                            5,742                 39,207
Interest Expenses                                           0                 57,999
Professional Fees and Expenses                          9,266                 82,526
Registration Fees and Expenses - Investor Class        14,580                 58,510
Reports to Shareholders                                59,822                381,460
Other Expenses                                          1,695                 26,159
=====================================================================================
  TOTAL EXPENSES                                      789,419             11,072,544
  Fees and Expenses Paid Indirectly                    (8,511)               (91,204)
=====================================================================================
    NET EXPENSES                                      780,908             10,981,340
=====================================================================================
NET INVESTMENT LOSS                                  (348,347)            (6,706,953)
=====================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                               588,709            (83,926,058)
  Foreign Currency Transactions                      (217,623)            (6,271,374)
=====================================================================================
    Total Net Realized Gain (Loss)                    371,086            (90,197,432)
=====================================================================================
Change in Net Appreciation of:
  Investment Securities                            13,021,493            159,753,963
  Foreign Currency Transactions                       145,657              9,482,248
=====================================================================================
    Total Net Appreciation                         13,167,150            169,236,211
=====================================================================================
NET GAIN ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                13,538,236             79,038,779
=====================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS     $   13,189,889          $  72,331,826
=====================================================================================

See Notes to Financial Statements

STATEMENT OF OPERATIONS (CONTINUED)
INVESCO SECTOR FUNDS, INC.
SIX MONTHS ENDED SEPTEMBER 30, 2001
UNAUDITED

                                                                        REAL ESTATE
                                                      LEISURE           OPPORTUNITY
                                                         FUND                  FUND
------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                      $    1,970,510          $    832,797
Dividends from Affiliated Investment Companies        418,847                     0
Interest                                              743,213                34,713
Securities Loaned Income                                5,917                     0
  Foreign Taxes Withheld                              (57,627)               (1,025)
====================================================================================
  TOTAL INCOME                                      3,080,860               866,485
====================================================================================
EXPENSES
Investment Advisory Fees                            2,487,582               126,319
Distribution Expenses
  Investor Class                                      885,185                40,476
  Class C                                              44,277                 6,521
Transfer Agent Fees                                 1,045,252               100,027
Administrative Services Fees                          166,326                12,579
Custodian Fees and Expenses                            65,384                 4,631
Directors' Fees and Expenses                           17,089                 5,125
Interest Expenses                                           0                   928
Professional Fees and Expenses                         16,047                10,363
Registration Fees and Expenses - Investor Class        30,965                15,889
Reports to Shareholders                               159,733                32,938
Other Expenses                                         10,217                 1,168
====================================================================================
  TOTAL EXPENSES                                    4,928,057               356,964
  Fees and Expenses Absorbed by Investment Adviser          0               (81,372)
  Fees and Expenses Paid Indirectly                    (2,978)                 (264)
====================================================================================
    NET EXPENSES                                    4,925,079               275,328
====================================================================================
NET INVESTMENT INCOME (LOSS)                       (1,844,219)              591,157
====================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                             4,102,100            (1,651,484)
  Foreign Currency Transactions                      (173,931)                    0
====================================================================================
    Total Net Realized Gain (Loss)                  3,928,169            (1,651,484)
====================================================================================
Change in Net Appreciation (Depreciation) of:
  Investment Securities                          (136,676,641)              555,777
  Foreign Currency Transactions                     2,959,760                     0
====================================================================================
    Total Net Appreciation (Depreciation)        (133,716,881)              555,777
====================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS              (129,788,712)           (1,095,707)
====================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS     $ (131,632,931)         $   (504,550)
====================================================================================

See Notes to Financial Statements

STATEMENT OF OPERATIONS (CONTINUED)
INVESCO SECTOR FUNDS, INC.
SIX MONTHS ENDED SEPTEMBER 30, 2001
UNAUDITED

                                                   TECHNOLOGY    TELECOMMUNICATIONS
                                                         FUND                  FUND
------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                     $     5,098,100         $   5,169,285
Dividends from Affiliated Investment Companies      1,572,739             1,296,570
Interest                                            2,915,673             2,102,916
Securities Loaned Income                              347,233                56,758
  Foreign Taxes Withheld                             (216,777)              (94,047)
====================================================================================
  TOTAL INCOME                                      9,716,968             8,531,482
====================================================================================
EXPENSES
Investment Advisory Fees                           10,291,535             3,760,552
Distribution Expenses
  Investor Class                                    2,916,301             1,661,998
  Class C                                              77,225                63,325
  Class K                                                  55                     2
Transfer Agent Fees                                 5,692,787             3,773,912
Administrative Services Fees                          886,828               307,010
Custodian Fees and Expenses                           201,706               122,619
Directors' Fees and Expenses                          105,430                42,327
Interest Expenses                                      11,859                 4,457
Professional Fees and Expenses                         54,491                28,239
Registration Fees and Expenses
  Institutional Class                                 174,911                    --
  Investor Class                                      207,322               165,061
Reports to Shareholders                               524,388               454,187
Other Expenses                                         76,169                30,040
====================================================================================
  TOTAL EXPENSES                                   21,221,007            10,413,729
  Fees and Expenses Absorbed by Investment Adviser          0                  (161)
  Fees and Expenses Paid Indirectly                   (30,829)             (103,817)
====================================================================================
    NET EXPENSES                                   21,190,178            10,309,751
====================================================================================
NET INVESTMENT LOSS                               (11,473,210)           (1,778,269)
====================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                        (1,088,033,378)         (454,642,773)
  Foreign Currency Transactions                    (9,673,657)           (7,525,376)
  Option Contracts                                 14,523,754               976,047
====================================================================================
    Total Net Realized Loss                    (1,083,183,281)         (461,192,102)
====================================================================================
Change in Net Appreciation (Depreciation) of:
  Investment Securities                          (224,247,677)         (109,643,219)
  Foreign Currency Transactions                    13,614,369             9,454,441
  Option Contracts                                  5,849,194                     0
====================================================================================
    Total Net Depreciation                       (204,784,114)         (100,188,778)
====================================================================================
NET LOSS ON INVESTMENT SECURITIES, FOREIGN
  CURRENCY TRANSACTIONS AND OPTION CONTRACTS   (1,287,967,395)         (561,380,880)
====================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS    $(1,299,440,605)        $(563,159,149)
====================================================================================
See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
SIX MONTHS ENDED SEPTEMBER 30, 2001
UNAUDITED

                                                                      UTILITIES
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                       $     1,836,034
Dividends from Affiliated Investment Companies                          115,732
Interest                                                                157,693
Securities Loaned Income                                                  5,910
  Foreign Taxes Withheld                                                (13,246)
================================================================================
  TOTAL INCOME                                                        2,102,123
================================================================================
EXPENSES
Investment Advisory Fees                                                771,953
Distribution Expenses
  Investor Class                                                        254,315
  Class C                                                                12,152
Transfer Agent Fees                                                     349,510
Administrative Services Fees                                             51,317
Custodian Fees and Expenses                                              13,913
Directors' Fees and Expenses                                              8,808
Professional Fees and Expenses                                            9,970
Registration Fees and Expenses - Investor Class                          17,808
Reports to Shareholders                                                  67,648
Other Expenses                                                            3,994
================================================================================
  TOTAL EXPENSES                                                      1,561,388
  Fees and Expenses Absorbed by Investment Adviser                     (207,584)
  Fees and Expenses Paid Indirectly                                        (429)
================================================================================
    NET EXPENSES                                                      1,353,375
================================================================================
NET INVESTMENT INCOME                                                   748,748
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                                                (254,559)
  Foreign Currency Transactions                                           3,168
================================================================================
    Total Net Realized Loss                                            (251,391)
================================================================================
Change in Net Appreciation (Depreciation) of:
  Investment Securities                                             (71,807,933)
  Foreign Currency Transactions                                         139,475
================================================================================
    Total Net Depreciation                                          (71,668,458)
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                 (71,919,849)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                      $   (71,171,101)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
ENERGY FUND
                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED           (Note 1)
OPERATIONS
Net Investment Loss                           $      (770,328)  $    (1,412,278)
Net Realized Gain (Loss) on Investment Securities
  and Foreign Currency Transactions               (23,418,533)       48,392,631
Change in Net Depreciation of Investment
  Securities and Foreign Currency Transactions    (90,424,935)       (3,255,090)
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                         (114,613,796)       43,725,263
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions
    Investor Class                                          0       (29,624,511)
    Class C                                                 0          (376,716)
================================================================================
TOTAL DISTRIBUTIONS                                         0       (30,001,227)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                  433,564,247     1,427,865,393
  Class C                                          13,630,814        14,185,413
  Class K                                                 965             1,000
Reinvestment of Distributions
  Investor Class                                            0        28,252,815
  Class C                                                   0           356,066
================================================================================
                                                  447,196,026     1,470,660,687
Amounts Paid for Repurchases of Shares
  Investor Class                                 (443,176,621)   (1,245,859,519)
  Class C                                         (10,820,202)       (5,422,728)
  Class K                                                  (3)                0
================================================================================
                                                 (453,996,826)   (1,251,282,247)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                     (6,800,800)      219,378,440
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS          (121,414,596)      233,102,476
NET ASSETS
Beginning of Period                               454,550,227       221,447,751
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($790,368) and ($20,040), respectively)  $   333,135,631   $   454,550,227
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
ENERGY FUND (CONTINUED)
                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED           (Note 1)
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                   21,504,527        70,862,477
  Class C                                             686,314           694,322
  Class K                                                  57                60
Shares Issued from Reinvestment of Distributions
  Investor Class                                            0         1,685,729
  Class C                                                   0            21,360
================================================================================
                                                   22,190,898        73,263,948
Shares Repurchased
Investor Class                                    (23,096,206)      (62,672,864)
Class C                                              (560,767)         (272,046)
================================================================================
                                                  (23,656,973)      (62,944,910)
NET INCREASE (DECREASE) IN FUND SHARES             (1,466,075)       10,319,038
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
FINANCIAL SERVICES FUND

                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED           (Note 1)
OPERATIONS
Net Investment Income                         $     1,851,644   $     4,846,582
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions                53,654,390        91,982,152
Change in Net Depreciation of Investment
  Securities and Foreign Currency Transactions   (150,126,694)       (2,897,574)
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                          (94,620,660)       93,931,160
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
  Investor Class                                            0        (4,750,920)
  Class C                                                   0           (29,946)
  Class K                                                   0                (4)
In Excess of Net Investment Income
  Investor Class                                            0           (68,377)
  Class C                                                   0              (431)
Net Realized Gain on Investment Securities and
  Foreign Currency Transactions
  Investor Class                                            0       (53,917,693)
  Class C                                                   0          (350,259)
================================================================================
TOTAL DISTRIBUTIONS                                         0       (59,117,630)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                  633,797,769     2,003,095,687
  Class C                                          10,463,270        21,217,019
  Class K                                              46,241             1,000
Reinvestment of Distributions
  Investor Class                                            0        57,043,782
  Class C                                                   0           360,882
  Class K                                                   0                 4
================================================================================
                                                  644,307,280     2,081,718,374
Amounts Paid for Repurchases of Shares
  Investor Class                                 (695,641,342)   (1,860,399,597)
  Class C                                          (7,420,339)       (8,816,071)
  Class K                                              (8,914)                0
================================================================================
                                                 (703,070,595)   (1,869,215,668)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                    (58,763,315)      212,502,706
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS          (153,383,975)      247,316,236
NET ASSETS
Beginning of Period                             1,380,804,537     1,133,488,301
================================================================================
End of Period (Including Accumulated
  Undistributed (Distributions in Excess of)
  Net Investment Income of $1,776,646
  and ($74,998), respectively)                $ 1,227,420,562   $ 1,380,804,537
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
FINANCIAL SERVICES FUND (CONTINUED)

                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED           (Note 1)
   FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                   20,990,700        66,781,638
  Class C                                             359,450           700,598
  Class K                                               1,578                34
Shares Issued from Reinvestment of Distributions
  Investor Class                                            0         1,937,153
  Class C                                                   0            12,302
  Class K                                                   0                 1
================================================================================
                                                   21,351,728        69,431,726
Shares Repurchased
  Investor Class                                  (23,678,282)      (63,105,100)
  Class C                                            (255,780)         (292,458)
  Class K                                                (303)                0
================================================================================
                                                  (23,934,365)      (63,397,558)
NET INCREASE (DECREASE) IN FUND SHARES             (2,582,637)        6,034,168
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
GOLD FUND
                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED

OPERATIONS
Net Investment Loss                           $      (348,347)  $      (715,153)
Net Realized Gain (Loss) on Investment
  Securities and Foreign Currency Transactions        371,086        (7,927,766)
Change in Net Appreciation of Investment
  Securities and Foreign Currency Transactions     13,167,150         1,514,884
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                           13,189,889        (7,128,035)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
In Excess of Net Investment Income
  Investor Class                                            0        (1,685,360)
  Class C                                                   0              (187)
================================================================================
TOTAL DISTRIBUTIONS                                         0        (1,685,547)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                  108,294,683       284,970,862
  Class C                                             649,306           165,244
Reinvestment of Distributions
  Investor Class                                            0         1,624,338
  Class C                                                   0               187
================================================================================
                                                  108,943,989       286,760,631
Amounts Paid for Repurchases of Shares
  Investor Class                                 (104,510,765)     (294,826,446)
  Class C                                            (456,349)         (105,113)
================================================================================
                                                 (104,967,114)     (294,931,559)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                      3,976,875        (8,170,928)
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS            17,166,764       (16,984,510)
NET ASSETS
Beginning of Period                                64,486,523        81,471,033
================================================================================
End of Period (Including Accumulated
  Undistributed (Distributions in Excess of)
  Net Investment Loss of ($719,102)
  and ($370,755), respectively)               $    81,653,287   $    64,486,523
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
GOLD FUND (CONTINUED)

                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                   65,744,702       184,706,448
  Class C                                             350,406           102,350
Shares Issued from Reinvestment of Distributions
  Investor Class                                            0         1,112,560
  Class C                                                   0               119
================================================================================
                                                   66,095,108       185,921,477
Shares Repurchased
  Investor Class                                  (63,671,158)     (191,642,238)
  Class C                                            (247,583)          (65,696)
================================================================================
                                                  (63,918,741)     (191,707,934)
NET INCREASE (DECREASE) IN FUND SHARES              2,176,367        (5,786,457)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
HEALTH SCIENCES FUND

                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED           (Note 1)
OPERATIONS
Net Investment Loss                           $    (6,706,953)  $    (3,828,310)
Net Realized Gain (Loss) on Investment Securities
  and Foreign Currency Transactions               (90,197,432)      159,921,602
Change in Net Appreciation (Depreciation) of
  Investment Securities and Foreign Currency
  Transactions                                    169,236,211      (248,493,353)
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                           72,331,826       (92,400,061)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions
    Investor Class                                          0      (243,416,910)
    Class C                                                 0          (842,796)
In Excess of Net Realized Gain on Investment
  Securities and Foreign Currency Transactions
    Investor Class                                          0       (37,709,728)
    Class C                                                 0          (130,564)
================================================================================
TOTAL DISTRIBUTIONS                                         0      (282,099,998)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                  968,717,652     2,131,984,074
  Class C                                         189,028,552        58,192,978
  Class K                                             120,600             1,000
Reinvestment of Distributions
  Investor Class                                            0       271,011,772
  Class C                                                   0           959,235
================================================================================
                                                1,157,866,804     2,462,149,059
Amounts Paid for Repurchases of Shares
  Investor Class                               (1,011,256,207)   (2,073,416,119)
  Class C                                        (178,667,530)      (46,180,062)
  Class K                                             (66,232)                0
================================================================================
                                               (1,189,989,969)   (2,119,596,181)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                    (32,123,165)      342,552,878
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS            40,208,661       (31,947,181)
NET ASSETS
Beginning of Period                             1,591,146,182     1,623,093,363
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($6,873,525) and ($130,572),
  respectively)                               $ 1,631,354,843   $ 1,591,146,182
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
HEALTH SCIENCES FUND (CONTINUED)

                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED           (Note 1)
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                   19,650,678        35,881,140
  Class C                                           3,904,909         1,102,082
  Class K                                               2,478                18
Shares Issued from Reinvestment of Distributions
  Investor Class                                            0         4,853,363
  Class C                                                   0            17,268
================================================================================
                                                   23,558,065        41,853,871
Shares Repurchased
  Investor Class                                  (20,511,166)      (35,436,402)
  Class C                                          (3,663,799)         (890,653)
  Class K                                              (1,378)                0
================================================================================
                                                  (24,176,343)      (36,327,055)
NET INCREASE (DECREASE) IN FUND SHARES               (618,278)        5,526,816
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
LEISURE FUND
                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED
OPERATIONS
Net Investment Loss                           $    (1,844,219)  $    (2,917,833)
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions                 3,928,169        45,886,352
Change in Net Depreciation of Investment
  Securities and Foreign Currency Transactions   (133,716,881)      (80,467,362)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS       (131,632,931)      (37,498,843)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions
     Investor Class                                         0       (90,202,714)
     Class C                                                0          (358,038)
================================================================================
TOTAL DISTRIBUTIONS                                         0       (90,560,752)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                  367,328,841       526,078,410
  Class C                                          29,585,146        10,669,803
Reinvestment of Distributions
  Investor Class                                            0        86,398,897
  Class C                                                   0           304,161
================================================================================
                                                  396,913,987       623,451,271
Amounts Paid for Repurchases of Shares
  Investor Class                                 (278,221,448)     (427,005,515)
  Class C                                         (26,254,024)       (5,177,447)
================================================================================
                                                 (304,475,472)     (432,182,962)
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                     92,438,515       191,268,309
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS           (39,194,416)       63,208,714
NET ASSETS
Beginning of Period                               612,816,019       549,607,305
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($1,877,485) and ($33,266),
  respectively)                               $   573,621,603   $   612,816,019
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
LEISURE FUND (CONTINUED)

                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                    9,497,580        12,560,880
  Class C                                             758,715           269,295
Shares Issued from Reinvestment of Distributions
  Investor Class                                            0         2,479,876
  Class C                                                   0             8,786
================================================================================
                                                   10,256,295        15,318,837
Shares Repurchased
  Investor Class                                   (7,569,614)      (10,342,225)
  Class C                                            (690,018)         (133,469)
================================================================================
                                                   (8,259,632)      (10,475,694)
NET INCREASE IN FUND SHARES                         1,996,663         4,843,143
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
REAL ESTATE OPPORTUNITY FUND

                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED
OPERATIONS
Net Investment Income                         $       591,157   $     1,230,688
Net Realized Gain (Loss) on Investment Securities
  and Foreign Currency Transactions                (1,651,484)        2,022,080
Change in Net Appreciation (Depreciation)
  of Investment Securities                            555,777          (724,774)
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                             (504,550)        2,527,994
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
  Investor Class                                     (615,438)       (1,177,353)
  Class C                                             (19,583)          (36,586)
================================================================================
TOTAL DISTRIBUTIONS                                  (635,021)       (1,213,939)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                   44,421,862       186,043,244
  Class C                                           4,731,157         6,649,103
Reinvestment of Distributions
  Investor Class                                      588,487         1,101,802
  Class C                                              17,365            32,921
================================================================================
                                                   49,758,871       193,827,070
Amounts Paid for Repurchases of Shares
  Investor Class                                  (44,743,657)     (179,971,266)
  Class C                                          (4,738,777)       (5,476,059)
================================================================================
                                                  (49,482,434)     (185,447,325)
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                        276,437         8,379,745
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS              (863,134)        9,693,800
NET ASSETS
Beginning of Period                                29,882,202        20,188,402
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income
  of $345 and $44,209, respectively)          $    29,019,068   $    29,882,202
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
REAL ESTATE OPPORTUNITY FUND (CONTINUED)

                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                    5,984,559        25,123,014
  Class C                                             646,075           891,258
Shares Issued from Reinvestment of Distributions
  Investor Class                                       81,054           147,229
  Class C                                               2,434             4,368
================================================================================
                                                    6,714,122        26,165,869
Shares Repurchased
  Investor Class                                   (6,069,938)      (24,286,293)
  Class C                                            (643,804)         (728,921)
================================================================================
                                                   (6,713,742)      (25,015,214)
NET INCREASE IN FUND SHARES                               380         1,150,655
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
TECHNOLOGY FUND
                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED           (Note 1)
OPERATIONS
Net Investment Loss                           $   (11,473,210)  $   (23,103,352)
Net Realized Loss on Investment Securities,
  Foreign Currency Transactions and Option
  Contracts                                    (1,083,183,281)   (1,143,522,587)
Change in Net Depreciation of Investment
  Securities, Foreign Currency Transactions
  and Option Contracts                           (204,784,114)   (5,405,360,920)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS     (1,299,440,605)   (6,571,986,859)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  In Excess of Net Realized Gain on
  Investment Securities and Foreign
  Currency Transactions
    Institutional Class                                     0      (111,353,962)
    Investor Class                                          0      (149,597,630)
    Class C                                                 0          (545,994)
================================================================================
TOTAL DISTRIBUTIONS                                         0      (261,497,586)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Institutional Class                             581,361,110     2,928,308,460
  Investor Class                                1,780,379,777     5,486,755,579
  Class C                                          14,644,375        87,441,127
  Class K                                              80,764             1,500
Reinvestment of Distributions
  Institutional Class                                       0       111,353,962
  Investor Class                                            0       143,059,455
  Class C                                                   0           531,838
================================================================================
                                                2,376,466,026     8,757,451,921
Amounts Paid for Repurchases of Shares
  Institutional Class                            (527,465,137)   (3,144,009,088)
  Investor Class                               (1,757,002,819)   (4,617,796,183)
  Class C                                         (14,511,900)      (58,152,019)
  Class K                                             (18,884)             (440)
================================================================================
                                               (2,298,998,740)   (7,819,957,730)
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                     77,467,286       937,494,191
================================================================================
TOTAL DECREASE IN NET ASSETS                   (1,221,973,319)   (5,895,990,254)
NET ASSETS
Beginning of Period                             3,594,586,405     9,490,576,659
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($13,499,935) and ($2,026,725),
  respectively)                               $ 2,372,613,086   $ 3,594,586,405
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
TECHNOLOGY FUND (CONTINUED)
                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED           (Note 1)
FUND SHARE TRANSACTIONS
Shares Sold
  Institutional Class                              14,305,500        34,978,375
  Investor Class                                   48,035,470        72,091,619
  Class C                                             361,786         1,498,634
  Class K                                               2,219                24
Shares Issued from Reinvestment of Distributions
  Institutional Class                                       0         1,839,345
  Investor Class                                            0         2,383,924
  Class C                                                   0             8,929
================================================================================
                                                   62,704,975       112,800,850
Shares Repurchased
  Institutional Class                             (15,369,620)      (41,420,602)
  Investor Class                                  (48,055,413)      (62,581,205)
  Class C                                            (383,436)       (1,084,745)
  Class K                                                (431)               (7)
================================================================================
                                                  (63,808,900)     (105,086,559)
NET INCREASE (DECREASE) IN FUND SHARES             (1,103,925)        7,714,291
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
TELECOMMUNICATIONS FUND

                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED           (Note 1)
OPERATIONS
Net Investment Loss                           $    (1,778,269)  $    (9,965,851)
Net Realized Loss on Investment Securities,
  Foreign Currency Transactions and Option
  Contracts                                      (461,192,102)     (397,700,324)
Change in Net Depreciation of Investment
  Securities and Foreign Currency Transactions   (100,188,778)   (2,152,593,119)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS       (563,159,149)   (2,560,259,294)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
In Excess of Net Realized Gain on Investment
  Securities and Foreign Currency Transactions
    Investor Class                                          0       (94,110,888)
    Class C                                                 0          (448,063)
================================================================================
TOTAL DISTRIBUTIONS                                         0       (94,558,951)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                1,030,305,219     2,960,919,502
  Class C                                         152,226,878        73,939,650
  Class K                                               1,860             1,000
Reinvestment of Distributions
  Investor Class                                            0        91,028,079
  Class C                                                   0           434,706
================================================================================
                                                1,182,533,957     3,126,322,937
Amounts Paid for Repurchases of Shares
  Investor Class                               (1,190,538,926)   (3,047,946,756)
  Class C                                        (146,344,498)      (53,337,360)
  Class K                                                  (7)                0
================================================================================
                                               (1,336,883,431)   (3,101,284,116)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                   (154,349,474)       25,038,821
================================================================================
TOTAL DECREASE IN NET ASSETS                     (717,508,623)   (2,629,779,424)
NET ASSETS
Beginning of Period                             1,498,640,664     4,128,420,088
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($1,828,285) and ($50,016),
  respectively)                               $   781,132,041   $ 1,498,640,664
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
TELECOMMUNICATIONS FUND (CONTINUED)

                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED           (Note 1)
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                   47,267,911        63,202,919
  Class C                                           7,411,602         2,045,014
  Class K                                                 107                27
Shares Issued from Reinvestment of Distributions
  Investor Class                                            0         2,498,712
  Class C                                                   0            11,998
================================================================================
                                                   54,679,620        67,758,670
Shares Repurchased
  Investor Class                                  (54,337,694)      (67,522,885)
  Class C                                          (7,011,940)       (1,590,909)
================================================================================
                                                  (61,349,634)      (69,113,794)
NET DECREASE IN FUND SHARES                        (6,670,014)       (1,355,124)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
UTILITIES FUND

                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED
OPERATIONS
Net Investment Income                         $       748,748   $     1,840,145
Net Realized Gain (Loss) on Investment Securities
  and Foreign Currency Transactions                  (251,391)          894,451
Change in Net Depreciation of Investment
  Securities and Foreign Currency Transactions    (71,668,458)      (44,468,200)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS        (71,171,101)      (41,733,604)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
  Investor Class                                     (745,530)       (1,816,268)
  Class C                                                (728)           (9,199)
In Excess of Net Investment Income
  Investor Class                                            0            (3,894)
  Class C                                                   0               (20)
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions
    Investor Class                                          0        (9,103,608)
    Class C                                                 0           (62,592)
In Excess of Net Realized Gain on Investment
  Securities and Foreign Currency Transactions
    Investor Class                                          0        (4,687,719)
    Class C                                                 0           (32,231)
================================================================================
TOTAL DISTRIBUTIONS                                  (746,258)      (15,715,531)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                   74,934,043       175,261,277
  Class C                                           3,669,403         4,677,717
Reinvestment of Distributions
  Investor Class                                      711,158        15,011,577
  Class C                                                 718           103,457
================================================================================
                                                   79,315,322       195,054,028
Amounts Paid for Repurchases of Shares
  Investor Class                                  (93,403,050)     (160,812,899)
  Class C                                          (4,274,194)       (1,137,599)
================================================================================
                                                  (97,677,244)     (161,950,498)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                    (18,361,922)       33,103,530
================================================================================
TOTAL DECREASE IN NET ASSETS                      (90,279,281)      (24,345,605)
NET ASSETS
Beginning of Period                               236,455,719       260,801,324
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income
  of $17,730 and $15,240, respectively)       $   146,176,438   $   236,455,719
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
UTILITIES FUND (CONTINUED)

                                                   SIX MONTHS              YEAR
                                                        ENDED             ENDED
                                                 SEPTEMBER 30          MARCH 31
--------------------------------------------------------------------------------
                                                         2001              2001
                                                    UNAUDITED
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                    5,119,702         9,640,096
  Class C                                             235,483           270,322
Shares Issued from Reinvestment of Distributions
  Investor Class                                       57,242           914,288
  Class C                                                  50             6,363
================================================================================
                                                    5,412,477        10,831,069
Shares Repurchased
  Investor Class                                   (6,482,707)       (8,935,496)
  Class C                                            (273,736)          (66,241)
================================================================================
                                                   (6,756,443)       (9,001,737)
NET INCREASE (DECREASE) IN FUND SHARES             (1,343,966)        1,829,332
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO SECTOR FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Sector Funds, Inc. is incorporated in Maryland and presently consists of nine separate
Funds: Energy Fund, Financial Services Fund, Gold Fund, Health Sciences Fund, Leisure Fund, Real Estate Opportunity Fund, Technology Fund, Telecommunications Fund and Utilities Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek capital appreciation through investments in specific business sectors for Energy, Financial Services, Gold, Health Sciences, Leisure and Technology Funds; to achieve current income for Real Estate Opportunity Fund; to achieve a high total return on investments through capital appreciation and current income for Telecommunications Fund; and to seek capital appreciation and income through investments in a specific business sector for Utilities Fund. INVESCO Sector Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective December 1, 2000, Energy, Financial Services, Health Sciences, Technology, and Telecommunications Funds began offering an additional class of shares, referred to as Class K shares. The Funds also offer Investor Class and Class C shares, and Technology Fund offers Institutional Class shares. Institutional Class shares are not subject to any distribution fees, while Investor Class, Class C and Class K shares are subject to an annual distribution fee of 0.25%, 1.00% and 0.45%, respectively, of the Fund's annual average net assets attributable to each Class' shares. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

In November 2000, a revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES, was issued, and was effective for fiscal years beginning after December 15, 2000. The Funds have determined that the impact on the Financial Statements, resulting from the adoption of this new standard is insignificant.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Gold bullion is valued at the close of the New York Stock Exchange and its valuation is obtained by a pricing service approved by the Fund's board of directors. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option contracts are valued at the last sales price on the principal exchange on which the options are traded. If there is no last sales price reported, then the bid price will be used.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Investments in shares of investment companies are valued at the net asset value of the respective mutual fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted or illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended September 30, 2001, Energy, Financial Services, Leisure, Technology, Telecommunications and Utilities Funds invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

The Gold Fund may invest in gold bullion which may have significant price movements over short periods of time and may be affected by unpredictable international monetary and political policies. Further, gold bullion may have storage and transaction costs associated with its ownership which may be higher than that of other types of securities.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

The  Financial   Accounting  Standards  Board  issued  Statement  of  Accounting
Standards ("SFAS") No. 133 as amended, "Accounting for Derivative Instruments and Hedging Activities," which was effective for fiscal years beginning after June 15, 2000. The Funds have determined that the impact on the financial statements, resulting from the adoption of this new standard, is insignificant.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At March 31, 2001, Gold Fund had $1,051,642, $66,206,106, $64,536,948,
$30,924,521 and $37,445,379 in net capital loss carryovers which expire in the years 2003, 2005, 2006, 2007 and 2008, respectively, Real Estate Opportunity Fund had $4,810,352 and $1,790,021 in net capital loss carryovers which expire in the years 2007 and 2008, respectively, Technology Fund had $222,867,413 in net capital loss carryovers which expire in the year 2009, and Telecommunications Fund had $143,489,090 in net capital loss carryovers which expire in the year 2009.

Energy, Gold, Health Sciences, Technology, Telecommunications and Utilities Funds incurred and elected to defer post-October 31 net capital losses of $455,415, $815,338, $22,406,577, $870,214,193, $232,803,271 and $4,462,505,
respectively, to the year ended March 31, 2002. Gold, Health Sciences, Technology and Telecommunications Funds incurred and elected to defer post-October 31 net currency losses of $122, $8,062, $4,477 and $421 to the year ended March 31, 2002, respectively. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for expired capital loss carryforwards, foreign currency transactions, net operating losses, nontaxable dividends, passive foreign investment company income, stock dividends and other corporate reorganizations.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTIONS -- The Funds may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally purchases put options or writes call options to hedge against adverse movements in the value of portoflio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the six months ended September 30, 2001, was as follows:

                                                        CALL OPTIONS                PUT OPTIONS
--------------------------------------------------------------------------------------------------
                                                   NUMBER        AMOUNT       NUMBER        AMOUNT
                                               OF OPTIONS   OF PREMIUMS   OF OPTIONS   OF PREMIUMS
--------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Options outstanding at March 31, 2001                   0   $         0            0   $         0
Options written                                    94,800    26,307,653       40,790     9,305,569
Options closed or expired                         (75,029)  (23,179,279)     (17,366)   (4,404,992)
Options outstanding at September 30, 2001          19,771   $ 3,128,374       23,424   $ 4,900,577

H. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Custodian Fees and Expenses for Energy, Financial Services, Gold, Health Sciences and Telecommunications Funds are reduced by credits earned from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                      AVERAGE NET ASSETS
-------------------------------------------------------------------------------------
                                            $700       $2       $4       $6
                          $0 TO  $350 TO  MILLION  BILLION  BILLION  BILLION     OVER
                           $350     $700    TO $2    TO $4    TO $6    TO $8       $8
FUND                    MILLION  MILLION  BILLION  BILLION  BILLION  BILLION  BILLION
-------------------------------------------------------------------------------------
Energy Fund               0.75%    0.65%    0.55%    0.45%    0.40%   0.375%    0.35%
Financial Services Fund   0.75%    0.65%    0.55%    0.45%    0.40%   0.375%    0.35%
Gold Fund                 0.75%    0.65%    0.55%    0.45%    0.40%   0.375%    0.35%
Health Sciences Fund      0.75%    0.65%    0.55%    0.45%    0.40%   0.375%    0.35%
Leisure Fund              0.75%    0.65%    0.55%    0.45%    0.40%   0.375%    0.35%
Technology Fund           0.75%    0.65%    0.55%    0.45%    0.40%   0.375%    0.35%
Utilities Fund            0.75%    0.65%    0.55%    0.45%    0.40%   0.375%    0.35%


                                      AVERAGE NET ASSETS
-------------------------------------------------------------------------------------
                                    $500       $1       $2       $4       $6
                          $0 TO  MILLION  BILLION  BILLION  BILLION  BILLION     OVER
                           $500    TO $1    TO $2    TO $4    TO $6    TO $8       $8
FUND                    MILLION  BILLION  BILLION  BILLION  BILLION  BILLION  BILLION
-------------------------------------------------------------------------------------
Real Estate
  Opportunity Fund        0.75%    0.65%    0.55%    0.45%    0.40%   0.375%    0.35%
Telecommunications Fund   0.65%    0.55%    0.45%    0.45%    0.40%   0.375%    0.35%

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement pursuant to Rule 12b-1 of the Act provides for financing the distribution and shareholder servicing of Class C shares of 1.00% per annum of average daily net assets. A plan of distribution pursuant to Rule 12b-1 of the Act provides for financing the distribution and continuing personal shareholder servicing of Class K shares of 0.45% of annual average net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class C and Class K shares in any fiscal year can not be recovered in subsequent years. For the six months ended September 30, 2001, amounts paid to the Distributor were as follows:

                                     INVESTOR        CLASS       CLASS
FUND                                    CLASS            C           K
--------------------------------------------------------------------------------
Energy Fund                     $     629,117   $   52,849    $      3
Financial Services Fund             1,855,141       72,218          36
Gold Fund                              91,322          453          --
Health Sciences Fund                2,167,705       64,589         126
Leisure Fund                          903,001       42,274          --
Real Estate Opportunity Fund           41,674        6,968           --
Technology Fund                     3,155,088       81,953          43
Telecommunications Fund             1,874,379       65,960           2
Utilities Fund                        274,721       12,439          --

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by Real Estate Opportunity, Telecommunications and Utilities Funds for the six months ended September 30, 2001.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended September 30, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                                PURCHASES              SALES
--------------------------------------------------------------------------------
Energy Fund                                    $  330,023,270     $  329,828,297
Financial Services Fund                           711,181,145        779,161,448
Gold Fund                                          15,890,099         17,013,209
Health Sciences Fund                              814,518,802        854,304,547
Leisure Fund                                      159,570,185         62,164,466
Real Estate Opportunity Fund                       28,848,561         31,032,693
Technology Fund                                 1,771,122,973      1,542,215,717
Telecommunications Fund                           449,284,404        567,994,382
Utilities Fund                                     33,816,922         41,266,579

There were no purchases or sales of U.S. Government Securities.

NOTE 4 -- APPRECIATION AND DEPRECIATION. At September 30, 2001, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation (depreciation) by Fund were as follows:
                                                                            NET
                                    GROSS              GROSS       APPRECIATION
FUND                         APPRECIATION       DEPRECIATION      (DEPRECIATION)
--------------------------------------------------------------------------------
Energy Fund               $    18,092,181     $   61,269,923   $    (43,177,742)
Financial Services Fund       142,097,286         76,949,433         65,147,853
Gold Fund                      15,459,911         16,648,418         (1,188,507)
Health Sciences Fund          210,419,169         69,932,420        140,486,749
Leisure Fund                   95,250,014         99,920,728         (4,670,714)
Real Estate Opportunity Fund    1,923,000          2,123,647           (200,647)
Telecommunications Fund        56,371,934        656,552,546       (600,180,612)
Utilities Fund                 23,049,872         29,198,155         (6,148,283)

                                                                            NET
                                    GROSS              GROSS       APPRECIATION
POSITION                     APPRECIATION       DEPRECIATION      (DEPRECIATION)
--------------------------------------------------------------------------------
TECHNOLOGY FUND
Investment Securities     $    31,372,166     $1,669,621,836   $  1,638,249,670
Options Written                   841,318          6,690,512          5,849,194
                                                               ----------------
                                                               $  1,644,098,864
                                                               ================

NOTE 5 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Funds' officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended September 30, 2001, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                         UNFUNDED
                                        PENSION           ACCRUED        PENSION
FUND                                   EXPENSES     PENSION COSTS      LIABILITY
--------------------------------------------------------------------------------
Energy Fund                     $         2,490     $           0   $     22,147
Financial Services Fund                   8,342             6,912        109,536
Gold Fund                                   373            14,089         35,884
Health Sciences Fund                     12,629            11,380        141,957
Leisure Fund                              3,287             4,913         39,995
Real Estate Opportunity Fund                182                 0          2,033
Technology Fund                          48,768                 0        213,475
Telecommunications Fund                  19,076                 0         68,281
Utilities Fund                            1,520             3,643         22,480

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer during the period, as defined in the Act. A summary of the transactions during the six months ended September 30, 2001, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                  REALIZED
                                                                            GAIN (LOSS) ON
                                   PURCHASES                  SALES             INVESTMENT    VALUE AT
                            -----------------------------------------------
AFFILIATE                  SHARES           COST        SHARES     PROCEEDS     SECURITIES   9/30/2001
------------------------------------------------------------------------------------------------------
GOLD FUND
Pacific Rim Mining             --             --            --           --             -- $   272,245
Star Resources                 --             --            --           --             --     156,658

HEALTH SCIENCES FUND
Ecogen Technologies I          --             --            --           --             --           1

TECHNOLOGY FUND
SmartForce PLC
  Sponsored ADR
  Representing
  Ord Shrs                     --             --            --           --             --  47,401,464
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                 36,483,160    $36,483,160   159,886,320 $159,886,320        $     0          --

TELECOMMUNICATIONS FUND
Asia Global Crossing      600,300      2,651,761            --           --             --   8,933,400
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                 51,282,561     51,282,561   111,500,000  111,500,000              0  61,516,013

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations. No dividend income was received from any other affiliated companies.

NOTE 6 -- SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian effective April 27, 2001. Under the terms of the agreement, the Funds receive annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed as "Other Investments" in the Statement of Assets and Liabilities. As of September 30, 2001, Energy, Gold, Health Sciences, Leisure, Technology, Telecommunications and Utilities Funds have on loan securities valued at $423,288, $6,495,934, $26,948,220, $40,492,320, $80,030,961, $47,101,385 and
$2,613,634, respectively. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. At September 30, 2001, there were no such securities lending arrangements for the Financial Services and Real Estate Opportunity Funds.

NOTE 7 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended September 30, 2001, Energy, Health Sciences, Real Estate Opportunity and Technology Funds borrowed cash at a weighted average rate ranging from 2.84% to 4.36%. During that period, Leisure, Technology, Telecommunications and Utilities Funds lent cash at a weighted average rate ranging from 3.94% to 4.55%. At September 30, 2001, there were no such borrowings and/or lendings for any Fund.

NOTE 8 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At September 30, 2001, there were no such borrowing for any Fund.

NOTE 9 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). A 1.00% CDSC is charged by each Fund's Class C shares on redemptions or exchanges of shares held thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions). The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the six months ended September 30, 2001, the Distributor received the following CDSC fees from Class C shareholders:

FUND                                                                   CDSC FEE
--------------------------------------------------------------------------------
Energy Fund                                                     $        10,579
Financial Services Fund                                                   6,219
Gold Fund                                                         Insignificant
Health Sciences Fund                                                      9,165
Leisure Fund                                                              9,117
Real Estate Opportunity Fund                                                799
Technology Fund                                                          12,946
Telecommunications Fund                                                   8,312
Utilities Fund                                                            1,238

FINANCIAL HIGHLIGHTS
ENERGY FUND -- INVESTOR CLASS

----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS         YEAR       PERIOD
                                                 ENDED        ENDED        ENDED
                                          SEPTEMBER 30     MARCH 31     MARCH 31                   YEAR ENDED OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
                                                  2001         2001         2000(a)      1999         1998       1997        1996
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period      $    19.73   $    17.40   $    13.68    $   11.30    $   19.38  $   15.03   $   10.09
==================================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)(c)                  (0.03)       (0.08)       (0.00)        0.00         0.00       0.06        0.04
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (4.26)        3.84         3.72         2.39        (5.04)      5.56        4.94
==================================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                     (4.29)        3.76         3.72         2.39        (5.04)      5.62        4.98
==================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(d)           0.00         0.00         0.00         0.01         0.01       0.05        0.04
Distributions from Capital Gains                  0.00         1.43         0.00         0.00         0.34       1.22        0.00
In Excess of Capital Gains                        0.00         0.00         0.00         0.00         2.69       0.00        0.00
==================================================================================================================================
TOTAL DISTRIBUTIONS                               0.00         1.43         0.00         0.01         3.04       1.27        0.04
==================================================================================================================================
Net Asset Value -- End of Period            $    15.44   $    19.73   $    17.40    $   13.68    $   11.30  $   19.38   $   15.03
==================================================================================================================================

TOTAL RETURN                               (21.74%)(e)       23.09%    27.19%(e)       21.19%     (28.51%)     40.65%      49.33%

RATIOS
Net Assets -- End of Period ($000 Omitted)  $  324,426   $  445,845   $  221,432    $ 196,136    $ 137,455  $ 319,651   $ 236,169
Ratio of Expenses to Average Net Assets(f)    0.72%(e)        1.41%     1.60%(g)        1.68%        1.58%      1.21%       1.30%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                     (0.15%)(e)      (0.35%)   (0.26%)(g)      (0.05%)        0.01%      0.39%       0.54%
Portfolio Turnover Rate                         73%(e)         166%      109%(e)         279%         192%       249%        392%

(a)  From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the period ended March 31, 2000 and the years ended October 31, 1999 and 1998.
(d) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the years ended October 31, 1999, 1998 and 1996.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(g)  Annualized

FINANCIAL HIGHLIGHTS
ENERGY FUND -- CLASS C

--------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                          SIX MONTHS        YEAR         PERIOD
                                                               ENDED       ENDED          ENDED
                                                        SEPTEMBER 30    MARCH 31       MARCH 31
--------------------------------------------------------------------------------------------------
                                                                2001        2001          2000(a)
                                                           UNAUDITED

PER SHARE DATA
Net Asset Value -- Beginning of Period                     $   19.58   $   17.39     $   14.35
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                            (0.09)      (0.05)        (0.01)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                              (4.22)       3.67          3.05
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               (4.31)       3.62          3.04
==================================================================================================
LESS DISTRIBUTIONS
DISTRIBUTIONS FROM CAPITAL GAINS                                0.00        1.44          0.00
==================================================================================================
Net Asset Value -- End of Period                           $   15.27   $   19.58     $   17.39
==================================================================================================

TOTAL RETURN(c)                                          (22.01%)(d)      22.35%     21.11%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                $    8,708   $   8,704     $      16
Ratio of Expenses to Average Net Assets(e)                  1.03%(d)       2.05%      2.05%(f)
Ratio of Net Investment Loss to Average Net Assets        (0.49%)(d)     (1.10%)    (1.11%)(f)
Portfolio Turnover Rate                                       73%(d)        166%       109%(g)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the period from November 1, 1999 to March 31, 2000.

FINANCIAL HIGHLIGHTS
ENERGY FUND -- CLASS K
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS                 PERIOD
                                                 ENDED                  ENDED
                                          SEPTEMBER 30               MARCH 31
--------------------------------------------------------------------------------
                                                  2001                   2001(a)
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period       $   19.62             $    16.76
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                              (0.19)                 (0.15)
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                       (4.39)                  3.01
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (4.58)                  2.86
================================================================================
Net Asset Value -- End of Period             $   15.04             $    19.62
================================================================================

TOTAL RETURN                                (23.34%)(b)              17.06%(b)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $       2             $        1
Ratio of Expenses to Average Net Assets(c)     3.14%(b)               3.11%(d)
Ratio of Net Investment Loss to Average
  Net Assets                                 (2.55%)(b)             (2.34)%(d)
Portfolio Turnover Rate                          73%(b)                166%(e)

(a)  From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(d)  Annualized
(e)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the year ended March 31, 2001.

FINANCIAL HIGHLIGHTS
FINANCIAL SERVICES FUND -- INVESTOR CLASS

----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS         YEAR       PERIOD
                                                 ENDED        ENDED        ENDED
                                          SEPTEMBER 30     MARCH 31     MARCH 31                   YEAR ENDED OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
                                                  2001         2001         2000(a)      1999         1998       1997        1996
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period      $    28.88   $    27.13   $    29.73   $    28.45   $    29.14 $    22.94    $  18.95
==================================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income                             0.04         0.10         0.03         0.08         0.25       0.28        0.50
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (1.96)        2.97         0.05         3.52         3.01       8.14        5.18
==================================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                     (1.92)        3.07         0.08         3.60         3.26       8.42        5.68
==================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.00         0.10         0.03         0.08         0.25       0.28        0.50
In Excess of Net Investment Income(b)             0.00         0.00         0.00         0.00         0.00       0.00        0.05
Distributions from Capital Gains                  0.00         1.22         2.65         2.24         3.70       1.94        1.14
==================================================================================================================================
TOTAL DISTRIBUTIONS                               0.00         1.32         2.68         2.32         3.95       2.22        1.69
==================================================================================================================================
Net Asset Value -- End of Period            $    26.96   $    28.88   $    27.13   $    29.73   $    28.45 $    29.14    $  22.94
==================================================================================================================================

TOTAL RETURN                                 (6.65%)(c)      11.25%      0.60%(c)      13.52%       11.76%     39.80%      31.48%

RATIOS
Net Assets -- End of Period ($000 Omitted)  $1,213,254   $1,368,583   $1,133,350   $1,242,555   $1,417,655 $1,113,255    $542,688
Ratio of Expenses to Average Net Assets(d)     0.63%(c)       1.25%      1.29%(e)       1.26%        1.05%      0.99%       1.11%
Ratio of Net Investment Income
  to Average Net Assets                        0.13%(c)       0.36%      0.25%(e)       0.25%        0.85%      1.19%       2.48%
Portfolio Turnover Rate                          53%(c)         99%        38%(c)         83%          52%        96%        141%

(a)  From November 1, 1999 to March 31, 2000.
(b) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the period ended March 31, 2000.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(e)  Annualized

FINANCIAL SERVICES FUND -- CLASS C

--------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS        YEAR         PERIOD
                                                               ENDED       ENDED          ENDED
                                                        SEPTEMBER 30    MARCH 31       MARCH 31
--------------------------------------------------------------------------------------------------
                                                                2001        2001          2000(a)
                                                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                     $   28.72   $   27.06     $   23.66
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                                (0.04)      (0.09)         0.00
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                              (1.98)       3.05          3.48
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               (2.02)       2.96          3.48
==================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(d)                         0.00        0.08          0.00
In Excess of Net Investment Income                              0.00        0.00          0.08
Distributions from Capital Gains                                0.00        1.22          0.00
==================================================================================================
TOTAL DISTRIBUTIONS                                             0.00        1.30          0.08
==================================================================================================
Net Asset Value -- End of Period                           $   26.70   $   28.72    $    27.06
==================================================================================================

TOTAL RETURN(e)                                           (7.03%)(f)       10.87%     14.72%(f)

RATIOS
Net Assets -- End of Period ($000 Omitted)                $  14,132    $  12,221    $      138
Ratio of Expenses to Average Net Assets(g)                  1.00%(f)        1.85%      1.63%(h)
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                              (0.24%)(f)      (0.31%)      0.39%(h)
Portfolio Turnover Rate                                       53%(f)          99%        38%(i)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(d) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(e)  The applicable CDSC fees are not included in the Total Return calculation.
(f) Based on operations for the period shown and, accordingly, is not representative of a full year.
(g) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(h)  Annualized
(i) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from November 1, 1999 to March 31, 2000.

FINANCIAL HIGHLIGHTS
FINANCIAL SERVICES FUND -- CLASS K
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS                 PERIOD
                                                 ENDED                  ENDED
                                          SEPTEMBER 30               MARCH 31
--------------------------------------------------------------------------------
                                                  2001                   2001(a)
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period       $   28.67             $    29.35
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                              (0.02)                 (0.17)
Net Losses on Securities (Both Realized
  and Unrealized)                                (1.97)                 (0.38)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (1.99)                 (0.55)
================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME              0.00                   0.13
================================================================================
Net Asset Value -- End of Period             $   26.68             $    28.67
================================================================================

TOTAL RETURN                                 (6.91%)(c)             (1.97%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)  $       35             $        1
Ratio of Expenses to Average Net Assets(d)     0.80%(c)               3.35%(e)
Ratio of Net Investment Loss to Average
  Net Assets                                 (0.06%)(c)             (1.80%)(e)
Portfolio Turnover Rate                          53%(c)                 99%(f)

(a)  From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) The per share information was computed based on average shares for the six months ended September 30, 2001.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended March 31, 2001.

FINANCIAL HIGHLIGHTS
GOLD FUND -- INVESTOR CLASS

----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS         YEAR       PERIOD
                                                 ENDED        ENDED        ENDED
                                          SEPTEMBER 30     MARCH 31     MARCH 31                   YEAR ENDED OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
                                                  2001         2001         2000(a)      1999         1998       1997        1996
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period      $     1.43   $     1.60   $     1.83   $     1.90   $     3.21 $     8.00    $   5.21
==================================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)                     (0.01)       (0.01)       (0.01)       (0.03)        0.01      (0.02)      (0.01)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  0.30        (0.12)       (0.22)       (0.04)       (1.29)     (2.62)       2.80
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                  0.29        (0.13)       (0.23)       (0.07)       (1.28)     (2.64)       2.79
==================================================================================================================================
LESS DISTRIBUTIONS
IN EXCESS OF NET INVESTMENT INCOME                0.00         0.04         0.00         0.00         0.03       2.15        0.00
==================================================================================================================================
Net Asset Value -- End of Period            $     1.72   $     1.43   $     1.60   $     1.83   $     1.90 $     3.21    $   8.00
==================================================================================================================================

TOTAL RETURN                                  20.28%(c)      (8.38%)  (12.58%)(c)      (3.68%)     (39.98%)   (44.38%)      53.55%

RATIOS
Net Assets -- End of Period ($000 Omitted)  $   81,395   $   64,429   $   81,470   $   99,753   $  107,249 $  151,085    $277,892
Ratio of Expenses to Average Net Assets(d)     1.09%(c)        2.34%     2.08%(e)        2.20%        1.90%      1.47%       1.22%
Ratio of Net Investment Loss
  to Average Net Assets                      (0.48%)(c)      (0.99%)   (0.76%)(e)      (1.60%)      (0.93%)    (0.41%)     (0.08%)
Portfolio Turnover Rate                          28%(c)          90%       37%(c)         141%         133%       148%        155%

(a)  From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001 and the years ended October 31, 1999 and 1997.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(e)  Annualized

FINANCIAL HIGHLIGHTS
GOLD FUND FUND -- CLASS C

--------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                          SIX MONTHS        YEAR         PERIOD
                                                               ENDED       ENDED          ENDED
                                                        SEPTEMBER 30    MARCH 31       MARCH 31
--------------------------------------------------------------------------------------------------
                                                                2001        2001          2000(a)
                                                           UNAUDITED

PER SHARE DATA
Net Asset Value -- Beginning of Period                     $    1.53   $    1.60     $    1.75
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                                         (0.06)      (0.01)        (0.00)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                               0.38       (0.02)        (0.15)
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                0.32       (0.03)        (0.15)
==================================================================================================
LESS DISTRIBUTIONS
IN EXCESS OF NET INVESTMENT INCOME                              0.00        0.04          0.00
==================================================================================================
Net Asset Value -- End of Period                           $    1.85   $    1.53     $    1.60
==================================================================================================

TOTAL RETURN(d)                                             20.92%(e)     (1.95%)    (8.57%)(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)                 $     259   $      57     $       1
Ratio of Expenses to Average Net Assets(f)                   1.82%(e)       3.38%      3.54%(g)
Ratio of Net Investment Loss to Average Net Assets         (1.14%)(e)     (1.41%)    (0.82%)(g)
Portfolio Turnover Rate                                        28%(e)        90%         37%(h)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the period ended March 31, 2001.
(d)  The applicable CDSC fees are not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g)  Annualized
(h)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the period from November 1, 1999 to March 31, 2000.

FINANCIAL HIGHLIGHTS
HEALTH SCIENCES FUND -- INVESTOR CLASS

----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS         YEAR       PERIOD
                                                 ENDED        ENDED        ENDED
                                          SEPTEMBER 30     MARCH 31     MARCH 31                   YEAR ENDED OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
                                                  2001         2001         2000(a)      1999         1998       1997        1996
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period      $    45.78   $    55.52   $    58.39   $    62.12   $    57.50 $    55.24    $  50.47
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                     (0.20)       (0.12)       (0.06)        0.14         0.13       0.06        0.07
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  2.21        (0.51)        3.53         5.02        13.55      10.85        8.78
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                  2.01        (0.63)        3.47         5.16        13.68      10.91        8.85
==================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.00         0.00         0.04         0.04         0.25       0.06        0.07
In Excess of Net Investment Income(c)             0.00         0.00         0.21         0.00         0.00       0.00        0.00
Distributions from Capital Gains                  0.00         7.89         6.09         8.85         8.81       8.59        4.01
In Excess of Capital Gains                        0.00         1.22         0.00         0.00         0.00       0.00        0.00
==================================================================================================================================
TOTAL DISTRIBUTIONS                               0.00         9.11         6.34         8.89         9.06       8.65        4.08
==================================================================================================================================
Net Asset Value -- End of Period            $    47.79   $    45.78   $    55.52   $    58.39   $    62.12 $    57.50    $  55.24
==================================================================================================================================

TOTAL RETURN                                   4.41%(d)      (4.12%)     6.30%(d)        8.44%       28.58%     22.96%      17.99%

RATIOS
Net Assets -- End of Period ($000 Omitted) $ 1,608,748   $1,580,378  $1,622,624    $1,574,020   $1,328,196 $  944,498    $ 933,828
Ratio of Expenses to Average Net Assets(e)     0.65%(d)        1.23%    1.18%(f)         1.22%        1.12%      1.08%        0.98%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                      (0.39%)(d)      (0.20%)  (0.22%)(f)         0.07%        0.25%      0.11%        0.11%
Portfolio Turnover Rate                          48%(d)         177%     107%(d)          127%          92%       143%       90%

(a)  From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001 and the period ended March 31, 2000.
(c) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the years ended October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f)  Annualized

FINANCIAL HIGHLIGHTS
HEALTH SCIENCES FUND - CLASS C

--------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS        YEAR         PERIOD
                                                               ENDED       ENDED          ENDED
                                                        SEPTEMBER 30    MARCH 31       MARCH 31
--------------------------------------------------------------------------------------------------
                                                                2001        2001          2000(a)
                                                           UNAUDITED

PER SHARE DATA
Net Asset Value -- Beginning of Period                     $   45.40   $   55.50     $   62.05
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                            (0.23)      (0.05)        (0.03)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                1.99       (0.94)        (6.52)
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                1.76       (0.99)        (6.55)
==================================================================================================
LESS DISTRIBUTIONS
Distributions from Capital Gains                                0.00        7.89          0.00
In Excess of Capital Gains                                      0.00        1.22          0.00
==================================================================================================
TOTAL DISTRIBUTIONS                                             0.00        9.11          0.00
==================================================================================================
Net Asset Value -- End of Period                           $   47.16    $  45.40     $   55.50
==================================================================================================

TOTAL RETURN(c)                                              3.88%(d)     (4.79%)   (10.56%)(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                 $  22,554    $ 10,767     $     470
Ratio of Expenses to Average Net Assets(e)                   1.11%(d)       2.03%      1.65%(f)
Ratio of Net Investment Loss to Average Net Assets         (0.84%)(d)     (1.08%)    (0.54%)(f)
Portfolio Turnover Rate                                        48%(d)       177%        107%(g)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the period from November 1, 1999 to March 31, 2000.

FINANCIAL HIGHLIGHTS
HEALTH SCIENCES FUND -- CLASS K
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS                 PERIOD
                                                 ENDED                  ENDED
                                          SEPTEMBER 30               MARCH 31
--------------------------------------------------------------------------------
                                                  2001                   2001(a)
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period       $   45.43             $    55.84
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                              (0.18)                 (0.22)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  2.03                 (10.19)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                  1.85                 (10.41)
================================================================================
Net Asset Value -- End of Period             $   47.28             $    45.43
================================================================================
TOTAL RETURN                                   4.07%(b)            (18.64%)(b)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $      53             $        1
Ratio of Expenses to Average Net Assets(c)     0.93%(b)               3.62%(d)
Ratio of Net Investment Loss to Average
  Net Assets                                 (0.68%)(b)             (2.75%)(d)
Portfolio Turnover Rate                          48%(b)                177%(e)

(a)  From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(d)  Annualized
(e)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the year ended March 31, 2001.

FINANCIAL HIGHLIGHTS
LEISURE FUND -- INVESTOR CLASS

----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS         YEAR       PERIOD
                                                 ENDED        ENDED        ENDED
                                             AUGUST 31     MARCH 31     MARCH 31                   YEAR ENDED OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
                                                  2001         2001         2000(a)      1999         1998       1997        1996
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period      $    37.13   $    47.12   $    43.21   $    27.92   $    27.21 $    22.89    $  23.78
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                  (0.10)       (0.00)       (0.13)        0.00         0.00       0.02        0.04
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (6.03)       (3.05)        7.27        17.20         3.69       4.96        2.25
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (6.13)       (3.05)        7.14        17.20         3.69       4.98        2.29
==================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(d)           0.00         0.00         0.00         0.00         0.00       0.02        0.04
Distributions from Capital Gains                  0.00         6.94         3.23         1.91         2.98       0.64        2.25
In Excess of Capital Gains                        0.00         0.00         0.00         0.00         0.00       0.00        0.89
==================================================================================================================================
TOTAL DISTRIBUTIONS                               0.00         6.94         3.23         1.91         2.98       0.66        3.18
==================================================================================================================================
Net Asset Value -- End of Period            $    31.00   $    37.13   $    47.12   $    43.21   $    27.92 $    27.21    $  22.89
==================================================================================================================================

TOTAL RETURN                                (16.49%)(e)      (5.50%)    17.34%(e)       65.13%       15.16%     22.32%      10.66%

RATIOS
Net Assets -- End of Period ($000 Omitted)  $  567,037   $  607,428   $  549,523   $  443,348   $  228,681 $  216,616    $252,297
Ratio of Expenses to Average Net Assets(f)     0.68%(e)        1.36%     1.28%(g)        1.44%        1.41%      1.41%       1.30%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                      (0.25%)(e)      (0.51%)   (0.65%)(g)      (0.68%)      (0.09%)      0.05%       0.18%
Portfolio Turnover Rate                           9%(e)          28%       23%(e)          35%          31%        25%         56%

(a)  From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the years ended October 31, 1999 and 1998.
(d) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the years ended October 31, 1998, 1997 and 1996.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(g)  Annualized

FINANCIAL HIGHLIGHTS
LEISURE FUND - CLASS C

--------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS        YEAR         PERIOD
                                                               ENDED       ENDED          ENDED
                                                           AUGUST 31    MARCH 31       MARCH 31
--------------------------------------------------------------------------------------------------
                                                                2001        2001          2000(a)
                                                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                     $   36.80   $   47.09     $   45.51
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                            (0.27)      (0.13)        (0.02)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                              (5.92)      (3.22)         1.60
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               (6.19)      (3.35)         1.58
==================================================================================================
LESS DISTRIBUTIONS
DISTRIBUTIONS FROM CAPITAL GAINS                                0.00        6.94          0.00
==================================================================================================
Net Asset Value -- End of Period                           $   30.61   $   36.80     $   47.09
==================================================================================================

TOTAL RETURN(c)                                           (16.82%)(d)     (6.18%)      3.47%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                 $   6,585   $   5,388     $      84
Ratio of Expenses to Average Net Assets(e)                   1.08%(d)      2.08%       1.71%(f)
Ratio of Net Investment Loss to Average Net Assets         (0.64%)(d)     (1.08%)    (0.42%)(f)
Portfolio Turnover Rate                                         9%(d)        28%         23%(g)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the period from November 1, 1999 to March 31, 2000.

FINANCIAL HIGHLIGHTS
REAL ESTATE OPPORTUNITY FUND -- INVESTOR CLASS

----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS         YEAR       PERIOD                                  PERIOD
                                                 ENDED        ENDED        ENDED                                   ENDED
                                          SEPTEMBER 30     MARCH 31     MARCH 31        YEAR ENDED JULY 31       JULY 31
-------------------------------------------------------------------------------------------------------------------------
                                                  2001         2001         2000(a)      1999         1998       1997(b)
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period      $     7.12   $     6.63   $     6.90   $     9.15   $    10.99   $    10.00
=========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.14         0.26         0.27         0.33         0.38         0.22
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (0.20)        0.48        (0.28)       (1.56)       (0.96)        0.99
=========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (0.06)        0.74        (0.01)       (1.23)       (0.58)        1.21
=========================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.15         0.25         0.23         0.34         0.39         0.22
In Excess of Net Investment Income                0.00         0.00         0.03         0.00         0.00         0.00
Distributions from Capital Gains                  0.00         0.00         0.00         0.00         0.87         0.00
In Excess of Capital Gains                        0.00         0.00         0.00         0.68         0.00         0.00
=========================================================================================================================
TOTAL DISTRIBUTIONS                               0.15         0.25         0.26         1.02         1.26         0.22
=========================================================================================================================
Net Asset Value -- End of Period            $     6.91   $     7.12   $     6.63   $     6.90   $     9.15    $   10.99
=========================================================================================================================

TOTAL RETURN                                 (0.93%)(c)       11.05%   (0.03%)(c)     (13.29%)      (6.49%)    12.24%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)  $   27,688   $   28,546   $   20,046   $   17,406   $   23,548    $   36,658
Ratio of Expenses to Average Net
  Assets(d)(e)                                 0.81%(c)        1.60%     1.34%(f)        1.34%        1.22%      1.20%(f)
Ratio of Net Investment Income
  to Average Net Assets(e)                     1.78%(c)        3.52%     5.54%(f)        4.23%        3.53%      4.08%(f)
Portfolio Turnover Rate                          93%(c)      338%(g)   272%(c)(g)      697%(g)         258%        70%(c)

(a)  From August 1, 1999 to March 31, 2000.
(b)  From January 1, 1997,  commencement of investment  operations,  to July 31,
     1997.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30, 2001, the year ended March 31, 2001, the period ended March 31, 2000, the years ended July 31, 1999 and 1998 and the period ended July 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06%, 2.03%, 2.73% (annualized), 2.76%, 1.97% and 1.83% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.53%, 3.09%, 4.15% (annualized), 2.81%, 2.78% and 3.45% (annualized), respectively.
(f)  Annualized
(g) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.

FINANCIAL HIGHLIGHTS
REAL ESTATE OPPORTUNITY FUND - CLASS C

--------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS        YEAR         PERIOD
                                                               ENDED       ENDED          ENDED
                                                        SEPTEMBER 30    MARCH 31       MARCH 31
--------------------------------------------------------------------------------------------------
                                                                2001        2001          2000(a)
                                                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                     $    7.10   $    6.62     $    6.58
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.10        0.20          0.08
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                              (0.19)       0.48          0.06
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               (0.09)       0.68          0.14
==================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                            0.11        0.20          0.04
In Excess of Net Investment Income                              0.00        0.00          0.06
==================================================================================================
TOTAL DISTRIBUTIONS                                             0.11        0.20          0.10
==================================================================================================
Net Asset Value -- End of Period                           $    6.90   $    7.10     $    6.62
==================================================================================================

TOTAL RETURN(b)                                            (1.33%)(c)      10.20%      2.10%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                 $   1,331   $   1,336     $     143
Ratio of Expenses to Average Net Assets(d)(e)                1.18%(c)       2.26%      1.77%(f)
Ratio of Net Investment Income to Average Net Assets(e)      1.40%(c)       2.90%     19.13%(f)
Portfolio Turnover Rate                                        93%(c)     338%(g)    272%(g)(h)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30, 2001, the year ended March 31, 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.22%, 2.26% and 2.04% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.36%, 2.90% and 18.86% (annualized), respectively.
(f)  Annualized
(g) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.
(h) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from August 1, 1999 to March 31, 2000.

FINANCIAL HIGHLIGHTS
TECHNOLOGY FUND -- INSTITUTIONAL CLASS

----------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      SIX MONTHS       YEAR        PERIOD        PERIOD
                                                           ENDED      ENDED         ENDED         ENDED
                                                    SEPTEMBER 30   MARCH 31      MARCH 31    OCTOBER 31
----------------------------------------------------------------------------------------------------------
                                                            2001       2001        2000(a)       1999(b)
                                                       UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period               $   35.98  $    102.55   $     58.43     $   33.85
==========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(c)
Net Investment Loss                                      (0.04)       (0.06)        (0.04)        (0.16)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                       (11.88)      (63.87)        48.07         24.74
==========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                        (11.92)      (63.93)        48.03         24.58
==========================================================================================================
LESS DISTRIBUTIONS
Distributions from Capital Gains                          0.00         0.00          3.91          0.00
In Excess of Capital Gains                                0.00         2.64          0.00          0.00
==========================================================================================================
TOTAL DISTRIBUTIONS                                       0.00         2.64          3.91          0.00
==========================================================================================================
Net Asset Value -- End of Period                     $   24.06  $     35.98   $    102.55     $   58.43
==========================================================================================================

TOTAL RETURN                                        (33.13%)(d)     (63.39%)     86.14%(d)     72.61%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)           $ 908,380  $ 1,396,788   $ 4,453,520     $ 951,925
Ratio of Expenses to Average Net Assets(e)             0.36%(d)        0.58%      0.56%(f)      0.74%(f)
Ratio of Net Investment Loss to Average Net Assets   (0.11%)(d)      (0.08%)    (0.15%)(f)    (0.36%)(f)
Portfolio Turnover Rate                                  44%(d)          85%        28%(d)       143%(g)

(a)  From November 1, 1999 to March 31, 2000.
(b) From December 22, 1998, since inception of Institutional Class, to October 31, 1999.
(c) The per share information was computed based on average shares for the period ended October 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended October 31, 1999.

FINANCIAL HIGHLIGHTS
TECHNOLOGY FUND -- INVESTOR CLASS

----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS         YEAR       PERIOD
                                                 ENDED        ENDED        ENDED
                                          SEPTEMBER 30     MARCH 31     MARCH 31                   YEAR ENDED OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
                                                  2001         2001         2000(a)      1999         1998       1997        1996
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period      $    35.60   $   101.92   $    58.17   $    28.07   $    35.97 $    34.23    $  34.33
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                  (0.16)       (0.10)       (0.03)       (0.07)        0.00       0.13        0.07
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (11.70)      (63.58)       47.69        30.17        (1.45)      6.23        5.76
==================================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                    (11.86)      (63.68)       47.66        30.10        (1.45)      6.36        5.83
==================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)           0.00         0.00         0.00         0.00         0.00       0.13        0.07
Distributions from Capital Gains                  0.00         0.00         3.91         0.00         3.16       4.49        5.86
In Excess of Capital Gains                        0.00         2.64         0.00         0.00         3.29       0.00        0.00
==================================================================================================================================
TOTAL DISTRIBUTIONS                               0.00         2.64         3.91         0.00         6.45       4.62        5.93
==================================================================================================================================
Net Asset Value -- End of Period            $    23.74   $    35.60   $   101.92   $    58.17   $    28.07 $    35.97    $  34.23
==================================================================================================================================

TOTAL RETURN                                (33.31%)(d)     (63.54%)    85.87%(d)      107.23%      (2.47%)     20.71%      19.98%

RATIOS
Net Assets -- End of Period ($000 Omitted)  $1,454,144   $2,181,879   $5,034,087   $2,081,613   $1,008,771 $1,039,968    $789,611
Ratio of Expenses to Average Net Assets(e)     0.66%(d)        0.98%     0.88%(f)        1.20%        1.17%      1.05%       1.08%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                      (0.41%)(d)      (0.47%)   (0.48%)(f)      (0.79%)      (0.49%)      0.41%       0.24%
Portfolio Turnover Rate                          44%(d)          85%       28%(d)         143%         178%       237%        168%

(a)  From November 1, 1999 to March 31, 2000.
(b) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(c) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the years ended October 31, 1998 and 1996.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f)  Annualized

FINANCIAL HIGHLIGHTS
TECHNOLOGY FUND - CLASS C

--------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS        YEAR         PERIOD
                                                               ENDED       ENDED          ENDED
                                                        SEPTEMBER 30    MARCH 31       MARCH 31
--------------------------------------------------------------------------------------------------
                                                                2001        2001          2000(a)
                                                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                     $   35.22   $  101.85     $   95.51
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                            (0.35)      (0.18)        (0.15)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                             (11.52)     (63.81)         6.49
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                              (11.87)     (63.99)         6.34
==================================================================================================
LESS DISTRIBUTIONS
IN EXCESS OF CAPITAL GAINS                                      0.00        2.64          0.00
==================================================================================================
Net Asset Value -- End of Period                           $   23.35   $   35.22     $  101.85
==================================================================================================

TOTAL RETURN(c)                                           (33.70%)(d)    (63.89%)      6.63%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                $   10,047   $  15,919     $   2,970
Ratio of Expenses to Average Net Assets(e)                  1.22%(d)       1.86%       1.45%(f)
Ratio of Net Investment Loss to Average Net Assets        (0.97%)(d)      (1.30%)    (1.03%)(f)
Portfolio Turnover Rate                                       44%(d)         85%         28%(g)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the period from November 1, 1999 to March 31, 2000.

FINANCIAL HIGHLIGHTS
TECHNOLOGY FUND -- CLASS K
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS                 PERIOD
                                                 ENDED                  ENDED
                                          SEPTEMBER 30               MARCH 31
--------------------------------------------------------------------------------
                                                  2001                   2001(a)
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period       $   35.09             $    60.01
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                              (0.13)                 (0.82)
Net Losses on Securities (Both Realized
  and Unrealized)                               (11.41)                (24.10)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (11.54)                (24.92)
================================================================================
Net Asset Value -- End of Period             $   23.55             $    35.09
================================================================================

TOTAL RETURN                                (32.87%)(c)            (41.54%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $      43             $        1
Ratio of Expenses to Average Net Assets(d)     0.81%(c)               5.18%(e)
Ratio of Net Investment Loss to Average
  Net Assets                                 (0.50%)(c)             (4.67%)(e)
Portfolio Turnover Rate                          44%(c)                 85%(f)

(a)  From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) The per share information was computed based on average shares for the six months ended September 30, 2001.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended March 31, 2001.

FINANCIAL HIGHLIGHTS
TELECOMMUNICATIONS FUND -- INVESTOR CLASS

----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS         YEAR       PERIOD
                                                 ENDED        ENDED        ENDED
                                          SEPTEMBER 30     MARCH 31     MARCH 31                      YEAR ENDED JULY  31
----------------------------------------------------------------------------------------------------------------------------------
                                                  2001         2001         2000(a)      1999         1998       1997        1996
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period      $    23.89   $    64.42   $    31.80   $    19.60   $    15.31 $    12.43    $  12.30
==================================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)(c)                  (0.03)       (0.16)       (0.10)       (0.00)        0.01       0.06        0.22
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (9.92)      (38.91)       32.87        12.57         5.32       3.90        1.38
==================================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                     (9.95)      (39.07)       32.77        12.57         5.33       3.96        1.60
==================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(d)           0.00         0.00         0.00         0.00         0.00       0.06        0.22
Distributions from Capital Gains                  0.00         0.00         0.15         0.37         1.04       1.02        1.25
In Excess from Capital Gains                      0.00         1.46         0.00         0.00         0.00       0.00        0.00
==================================================================================================================================
TOTAL DISTRIBUTIONS                               0.00         1.46         0.15         0.37         1.04       1.08        1.47
==================================================================================================================================
Net Asset Value -- End of Period            $    13.94   $    23.89   $    64.42   $    31.80   $    19.60 $    15.31    $  12.43
==================================================================================================================================

TOTAL RETURN                                (41.65%)(e)  (61.42%)(e)   103.25%(e)       65.52%       36.79%     33.93%      13.67%

RATIOS
Net Assets -- End of Period ($000 Omitted)  $  768,692   $1,486,660   $4,125,890   $1,029,256   $  276,577 $   72,458    $ 50,516
Ratio of Expenses to Average Net Assets(f)     0.77%(e)        1.10%     0.99%(g)        1.24%        1.32%      1.69%       1.66%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                      (0.13%)(e)      (0.32%)   (0.32%)(g)      (0.49%)      (0.16%)      0.56%       1.78%
Portfolio Turnover Rate                          77%(e)          61%       24%(e)          62%          55%        96%        157%

(a)  From August 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001 and the period ended March 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 1999.
(d) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(g)  Annualized

FINANCIAL HIGHLIGHTS
TELECOMMUNICATIONS FUND - CLASS C

--------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS        YEAR         PERIOD
                                                               ENDED       ENDED          ENDED
                                                        SEPTEMBER 30    MARCH 31       MARCH 31
--------------------------------------------------------------------------------------------------
                                                                2001        2001          2000(a)
                                                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                     $   23.70   $   64.37     $   59.28
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                            (0.05)      (0.13)        (0.06)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                              (9.91)     (39.08)         5.15
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               (9.96)     (39.21)         5.09
==================================================================================================
LESS DISTRIBUTIONS
IN EXCESS OF CAPITAL GAINS                                      0.00        1.46          0.00
==================================================================================================
Net Asset Value -- End of Period                           $   13.74   $   23.70     $   64.37
==================================================================================================

TOTAL RETURN(c)                                           (42.03%)(d)    (61.69%)      8.59%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                 $  12,439   $  11,980     $   2,530
Ratio of Expenses to Average Net Assets(e)                   1.22%(d)       1.99%      1.49%(f)
Ratio of Net Investment Loss to Average Net Assets         (0.58%)(d)     (1.18%)    (0.86%)(f)
Portfolio Turnover Rate                                        77%(d)         61%        24%(g)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the period ended August 1, 1999 to March 31, 2000.

FINANCIAL HIGHLIGHTS
TELECOMMUNICATIONS FUND -- CLASS K
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS                 PERIOD
                                                 ENDED                  ENDED
                                          SEPTEMBER 30               MARCH 31
--------------------------------------------------------------------------------
                                                  2001                   2001(a)
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period       $   23.80             $    36.43
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                              (0.06)                 (0.19)
Net Losses on Securities (Both Realized
  and Unrealized)                                (9.85)                (12.44)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (9.91)                (12.63)
================================================================================
Net Asset Value -- End of Period             $   13.89             $    23.80
================================================================================

TOTAL RETURN                                (41.64%)(c)            (34.67%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)   $       2             $        1
Ratio of Expenses to Average Net Assets(d)(e)  1.13%(c)               2.30%(f)
Ratio of Net Investment Loss to Average
  Net Assets                                 (0.57%)(c)             (1.52%)(f)
Portfolio Turnover Rate                          77%(c)                 61%(g)

(a)  From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) The per share information was computed based on average shares for the six months ended September 30, 2001.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30, 2001 and the period ended March 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 18.46% and 3.38% (annualized), respectively, and the ratio of net investment loss to average net assets would have been (17.90%) and (2.60%) (annualized), respectively.
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended March 31, 2001.

FINANCIAL HIGHLIGHTS
UTILITIES FUND -- INVESTOR CLASS

----------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS         YEAR       PERIOD
                                                 ENDED        ENDED        ENDED
                                          SEPTEMBER 30     MARCH 31     MARCH 31                  YEAR ENDED OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
                                                  2001         2001         2000(a)      1999         1998       1997        1996
                                             UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period      $    16.20   $    20.42   $    17.68   $    14.73   $    12.42 $    12.04    $  10.61
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.05         0.13         0.04         0.17         0.30       0.32        0.37
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (5.17)       (3.22)        3.95         3.20         2.56       1.25        1.43
==================================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                     (5.12)       (3.09)        3.99         3.37         2.86       1.57        1.80
==================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)           0.05         0.13         0.04         0.21         0.26       0.32        0.37
Distributions from Capital Gains                  0.00         0.66         1.21         0.21         0.29       0.87        0.00
In Excess of Capital Gains                        0.00         0.34         0.00         0.00         0.00       0.00        0.00
==================================================================================================================================
TOTAL DISTRIBUTIONS                               0.05         1.13         1.25         0.42         0.55       1.19        0.37
==================================================================================================================================
Net Asset Value -- End of Period            $    11.03   $    16.20  $     20.42   $    17.68   $    14.73 $    12.42    $  12.04
==================================================================================================================================

TOTAL RETURN                                (31.61%)(c)     (15.18%)    23.99%(c)       23.22%       23.44%     14.37%      17.18%

RATIOS
Net Assets -- End of Period ($000 Omitted)  $  144,158   $  232,877  $   260,554   $  223,334   $  177,309 $  132,423    $153,082
Ratio of Expenses to Average Net
  Assets(d)(e)                                 0.66%(c)        1.30%     1.24%(f)        1.26%        1.29%      1.22%       1.17%
Ratio of Net Investment Income
  to Average Net Assets(e)                     0.37%(c)        0.74%     0.50%(f)        1.02%        1.82%      2.74%       3.28%
Portfolio Turnover Rate                          18%(c)          49%       18%(c)          32%          47%        55%        141%

(a)  From November 1, 1999 to March 31, 2000.
(b) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the year ended October 31, 1996.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian and transfer agent fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 31, 2001, the year ended March 31, 2001, the period ended March 31, 2000 and the years ended October 31, 1999, 1998, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.76%, 1.40%, 1.33% (annualized), 1.43%, 1.36%, 1.27% and 1.25%, respectively, and ratio of net investment income to average net assets would have been 0.27%, 0.64%, 0.41% (annualized), 0.85%, 1.75%, 2.69% and 3.20%, respectively.
(f)  Annualized

FINANCIAL HIGHLIGHTS
UTILITIES FUND - CLASS C

--------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS        YEAR         PERIOD
                                                               ENDED       ENDED          ENDED
                                                        SEPTEMBER 30    MARCH 31       MARCH 31
--------------------------------------------------------------------------------------------------
                                                                2001        2001          2000(a)
                                                           UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period                     $   16.08   $   20.40     $   19.91
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                                         (0.01)      (0.00)        (0.01)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                              (5.12)      (3.22)         0.52
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               (5.13)      (3.22)         0.51
==================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(d)(e)                      0.00        0.10          0.02
Distributions from Capital Gains                                0.00        0.66          0.00
In Excess of Capital Gains                                      0.00        0.34          0.00
==================================================================================================
TOTAL DISTRIBUTIONS                                             0.00        1.10          0.02
==================================================================================================
Net Asset Value -- End of Period                           $   10.95    $  16.08     $   20.40
==================================================================================================

TOTAL RETURN(f)                                           (31.88%)(g)    (15.83%)      2.58%(g)

RATIOS
Net Assets -- End of Period ($000 Omitted)                 $   2,019    $  3,579     $     248
Ratio of Expenses to Average Net Assets(h)(i)                1.03%(g)       2.07%      1.83%(j)
Ratio of Net Investment Loss to Average Net Assets(i)      (0.01%)(g)     (0.02%)    (0.32%)(j)
Portfolio Turnover Rate                                        18%(g)         49%        18%(k)

(a)  From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001.
(d) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended March 31, 2001.
(e) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the six months ended September 30, 2001.
(f)  The applicable CDSC fees are not included in the Total Return calculation.
(g) Based on operations for the period shown and, accordingly, is not representative of a full year.
(h) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(i) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended September 30, 2001, the year ended March 31, 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.14%, 2.11% and 1.83% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.12%), (0.06%) and (0.32%) (annualized), respectively.
(j)  Annualized
(k) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from November 1, 1999 to March 31, 2000.

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